Registration No. 33-15974

811-5242

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 41	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 42	☒

TLIC VARIABLE ANNUITY ACCOUNT A

(Exact Name of Registrant)

THRIVENT LIFE INSURANCE COMPANY

(Name of Depositor)

625 Fourth Avenue South,

Minneapolis, Minnesota 55415

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code: (920) 628-2347

Cynthia K. Mueller

Thrivent Life Insurance Company

4321 North Ballard Road

Appleton, WI 54919

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 30, 2016 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED

Interest in a separate account under flexible premium deferred variable annuity contracts.

TLIC Variable Annuity Account A
Prospectus
For
Flexible Premium Variable Deferred Annuity Contract
Issued By Thrivent Life Insurance Company
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: (800) 847-4836 E-mail: mail@thrivent.com	625 Fourth Avenue South Minneapolis, MN 55415-1665 Telephone: (800) 847-4836 E-mail: mail@thrivent.com
This Prospectus describes an individual flexible premium deferred variable annuity Contract (the “Contract”) which was issued by Thrivent Life Insurance Company (“Thrivent Life,” “we,” “us” or “our”). We are a stock life insurance company that is an indirect subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”), a fraternal benefit society organized under Wisconsin law. Even though we no longer issue new Contracts, the Contract Owner (“you”) may continue to allocate net premiums among investment alternatives with different investment objectives.
We allocate net premiums based on your designation to one or more Subaccounts of TLIC Variable Annuity Account A (the “Variable Account”), and/or to the Fixed Account (which is the general account of ours, and which pays interest in an amount that is at least as great as the guaranteed fixed rate).
The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (the “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). The accompanying Prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios:
Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Growth and Income Plus Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Portfolio
Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Healthcare Portfolio
(subadvised by Sectoral Asset Management Inc.)
Thrivent Partner Emerging Markets Equity Portfolio
(subadvised by Aberdeen Asset Managers Limited)
Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Portfolio
(subadvised by Aberdeen Asset Managers Limited,
Goldman Sachs Asset Management, L.P. and
Principal Global Investors, LLC)
Thrivent Partner All Cap Portfolio
(subadvised by FIAM LLC)
Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Portfolio
(subadvised by T. Rowe Price Associates, Inc.)
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent High Yield Portfolio
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Money Market Portfolio

Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information (“SAI”) dated April 30, 2016. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001. In addition, the Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the SAI and all other documents required to be filed with the SEC. The Table of Contents for the SAI may be found on Page 36 of this Prospectus.
An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. We have not authorized anyone to provide you with information that is different.
The date of this Prospectus is April 30, 2016.

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Definitions
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Accumulated Value. The sum of the accumulated values for your Contract in Subaccounts and the Fixed Account on or before the Annuity Commencement Date.
Annuitant. The person named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.
Annuity Commencement Date. The date when Annuity income payments will begin if an Annuitant is living on that date.
Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.
Commuted Value. The amount expressed as a lump sum payment which represents the present value of the future payments for the remaining guaranteed period.
Contract. The individual flexible premium variable annuity Contract offered by Thrivent Life and described in this Prospectus.
Contract Anniversary. The same date in each succeeding year as the Date of Issue of the Contract.
Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application.
Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue of the Contract and ending on the first Contract Anniversary.
Fixed Account. The Fixed Account is the general account of Thrivent Life, which consists of all assets of Thrivent Life other than those allocated to a separate account of Thrivent Life. Premium payments allocated to the Fixed Account will be paid a fixed rate of interest (which may not be less than 4.0%) declared by Thrivent Life at least annually. Amounts accumulated in the Fixed Account are guaranteed by Thrivent Life.
Fund. Thrivent Series Fund, Inc., which is described in the accompanying prospectus.
Medallion Signature Guarantee. A stamp provided by a financial institution that verifies your signature. An eligible guarantor institution, such as a national bank, brokerage firm, commercial bank, trust company, credit union, or savings association participating in the Medallion Signature Guarantee Program provides that service.
Portfolio. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.
Qualified Plan. A retirement plan that receives favorable tax treatment under Section 401, 403 408 or 408A or similar provisions of the Internal Revenue Code.
Service Center. Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-THRIVENT (1-800-847-4836), or such other office as we may specify in a notice to the Contract Owner.
Subaccount. Subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.
Valuation Day. Each day the New York Stock Exchange is open for trading. The Valuation Day ends at the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time.
Valuation Period. The period commencing at the close of business of a Valuation Date and ending at the close of business of the next Valuation Date.
Variable Account. TLIC Variable Annuity Account A, which is a separate account of Thrivent Life. The Subaccounts are subdivisions of the Variable Account.
Written Notice. A written request or notice provided by the Contract Owner and received in good order at our Service Center and satisfactory in form and content to Thrivent Financial.

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Fee and Expense Tables
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. For a complete discussion of Contract fees and expenses, see Charges and Deductions.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Contract. No state premium taxes are deducted.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchase (as a percentage of purchase payments)	0%
Maximum Deferred Sales Load (as a percentage of excess amount surrendered)	6.00% [1]
Transfer Charge (after 12 free transfers per Contract Year)	0%
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Contract Fee		$30.00 [2]
Annual Subaccount Expenses (as a percentage of average daily Accumulated Value or Annuity Unit Value)
	Current [3]	Maximum
Mortality & Expense Risk Charge	1.10%	1.25%
Total Subaccount Annual Expenses	1.10%	1.25%
The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2015, for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.
Total Annual Portfolio Operating Expenses4
	Maximum	Minimum
(expenses that are deducted from Fund Assets, including management fees and other expenses)	1.70%	0.26%
Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.
If a Portfolio is structured as a “fund of funds,” the Portfolio will indirectly bear its proportionate share of any fees and expenses (like investment advisory fees and operating expenses) of the investment companies in which it invests. However, Thrivent Financial has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by an Asset Allocation Portfolio as a
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result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. For a list of the “fund of funds” portfolios available through the Contract, see the chart of portfolios available in the prospectus for the Fund.
See Charges and Deductions in this prospectus for a discussion of these other charges.
Example
The following example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses. The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Minimum Portfolio Expenses:	$712	$ 876	$1,037	$1,802
Maximum Portfolio Expenses:	$849	$1,295	$1,752	$3,271
If you annuitize your Contract at the end of the applicable time period with
Minimum Portfolio Expenses:	$712	$ 876	$1,037	$1,802
Maximum Portfolio Expenses:	$849	$1,295	$1,752	$3,271
If you do not surrender your Contract at end of the applicable time period with
Minimum Portfolio Expenses:	$154	$ 477	$ 824	$1,802
Maximum Portfolio Expenses:	$298	$ 913	$1,552	$3,271

Notes to Fee and Expense Tables:
1 In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the “Excess Amount”) will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first six Contract Years. The surrender charge is 6% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years seven and later. The surrender charge also will be deducted if the annuity payments begin during the first six Contract Years, except under certain circumstances as described in Surrender Charge (Contingent Deferred Sales Charge).
2 A $30 annual administrative charge is deducted on each Contract Anniversary only if, on that Contract Anniversary, the total of premiums paid under the Contract minus all prior surrenders is less than $5,000 and the Accumulated Value is less than $5,000. The $30 fee is a Contract charge and is deducted proportionately from the Subaccounts and the Fixed Account that make up the Contract’s Accumulated Value.
3 The current charge for the mortality and expense risk charge is equal to an annual rate of 1.10%, and we guarantee that this charge will never exceed an annual rate of 1.25%. See Charges and Deductions—Mortality and Expense Risk Charge. A contract pending payout due to a death claim is charged based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%.
4 Thrivent Financial has agreed to reimburse certain expenses other than the advisory fees for certain Portfolios. After taking these contractual and voluntary arrangements into account, the range (minimum and maximum) of total operating expenses charged by the Portfolios would have been 0.22% to 1.30%. The reimbursements may be discontinued at any time.
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Summary
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Please see Definitions at the beginning of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.
The Contract
Allocation of Premiums. You may allocate premiums under the Contract to one or more of the Subaccounts of the Variable Account and to the Fixed Account. Some of the Subaccounts may be unavailable in some states.
The Accumulated Value of the Contract in the Subaccounts and, except to the extent fixed amount annuity payments have been elected, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by us, and will never be less than an effective rate of 4% per year.
Premiums will be allocated among the Subaccounts and the Fixed Account according to your allocation instructions, at the end of the Valuation Period in which we receive the premium.
Surrenders. If a Written Notice from you requesting a surrender is received on or before the Annuity Commencement Date, we will pay to you all or part of the Accumulated Value of a Contract after deducting any applicable surrender charge. Partial surrenders must be for at least $200, and may be requested only if the remaining Accumulated Value is not less than $1,000. Under certain circumstances the Contract Owner may make surrenders after the Annuity Commencement Date.
Transfers. On or before the Annuity Commencement Date, you may request the transfer of all or a part of your Contract’s Accumulated Value to other Subaccounts or to the Fixed Account. The total amount transferred each time must be at least $200 (unless the total value in the Subaccount or the Fixed Account is less than $200, in which case the entire amount may be transferred). We reserve the right to limit the number of transfers in any Contract Year, although we will always allow at least 12 transfers a year. With respect to the Fixed Account, transfers out of the Fixed Account are limited to only one each Contract Year and must be made on or within 45 days after a Contract Anniversary.
Annuity Provisions
You may select an annuity settlement option or options, and you may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis. See Annuity Provisions for more detail.
Exchange Program
From time to time, we may offer programs for certain variable annuities issued by Thrivent Financial or our affiliates, to be exchanged for the contract described in this prospectus. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged only for purposes of calculating surrender charges, if applicable. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits and other guarantees that are provided by the contract you currently own to the benefits and guarantees provided by the new contract being offered. You should also compare the fees and charges of your current contract to the new contract being offered as they may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us and any such programs will comply with applicable law. We believe the exchanges should be tax free for federal income tax purposes; however, you should consult your tax advisor before making any such exchange.
Federal Tax Status
For a description of the Federal income tax status of annuities, see Federal Tax Status. Generally, a distribution from a Contract before the taxpayer attains age 59 1⁄2 will result in a penalty tax of 10% of the amount of the distribution which is included in gross income. Death proceeds paid to beneficiaries are also

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Summary
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subject to income tax.
Condensed Financial Information
Condensed financial information containing the accumulated unit value history appears at the end of this Prospectus in Appendix A.

Thrivent Life and the Variable Account
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Thrivent Life
We were organized in 1982 as a stock life insurance company incorporated under the laws of the State of Minnesota. We are currently licensed to transact life insurance business in 42 states and the District of Columbia. We are a wholly-owned subsidiary of Thrivent Financial, which is a fraternal benefit society licensed to transact life insurance business in all 50 states and the District of Columbia.
We are subject to regulation by the Minnesota Department of Commerce as well as by the insurance departments of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain Federal securities laws and regulations.
The Variable Account
The Variable Account is a separate account established in 1988. The Variable Account meets the definition of a “separate account” under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.
We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Minnesota laws under which the Variable Account was established provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. The Variable Account will be fully funded at all times for the purposes of federal securities laws. We may transfer to our general account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.
Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

Investment Options
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Variable Investment Options and the Subaccounts
You may allocate the premiums paid under the Contract and transfer from the Contract’s Accumulated Value to the Subaccounts of the Variable Account. We invest the assets of each Subaccount in a corresponding Portfolio of the Fund. Note that the italicized Portfolios below are “fund of funds” which are comprised of investments in other Portfolios within the Fund. The Subaccounts and the corresponding Portfolios are listed below.
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Investment Options
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Subaccount	Corresponding Portfolio
Thrivent Aggressive Allocation Subaccount	Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Subaccount	Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Subaccount	Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Subaccount	Thrivent Moderately Conservative Allocation Portfolio
Thrivent Growth and Income Plus Subaccount	Thrivent Growth and Income Plus Portfolio
Thrivent Balanced Income Plus Subaccount	Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Subaccount	Thrivent Diversified Income Plus Portfolio
Thrivent Opportunity Income Plus Subaccount	Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Healthcare Subaccount	Thrivent Partner Healthcare Portfolio
Thrivent Partner Emerging Markets Equity Subaccount	Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Real Estate Securities Subaccount	Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Stock Subaccount	Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Subaccount	Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Stock Subaccount	Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Subaccount	Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Subaccount	Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner All Cap Subaccount	Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Subaccount	Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Subaccount	Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Subaccount	Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Subaccount	Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Subaccount	Thrivent Large Cap Index Portfolio
Thrivent High Yield Subaccount	Thrivent High Yield Portfolio
Thrivent Income Subaccount	Thrivent Income Portfolio
Thrivent Bond Index Subaccount	Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Subaccount	Thrivent Limited Maturity Bond Portfolio
Thrivent Money Market Subaccount	Thrivent Money Market Portfolio
The following table summarizes each Portfolio’s investment objective:
Portfolio	Investment Objective
Thrivent Aggressive Allocation Portfolio	To seek long-term capital growth.
Thrivent Moderately Aggressive Allocation Portfolio	To seek long-term capital growth.
Thrivent Moderate Allocation Portfolio	To seek long-term capital growth while providing reasonable stability of principal.
Thrivent Moderately Conservative Allocation Portfolio	To seek long-term capital growth while providing reasonable stability of principal.
Thrivent Growth and Income Plus Portfolio	To seek long-term capital growth and income.
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Investment Options
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Portfolio	Investment Objective
Thrivent Balanced Income Plus Portfolio	To seek long-term total return through a balance between income and the potential for long-term capital growth.
Thrivent Diversified Income Plus Portfolio	To seek to maximize income while maintaining prospects for capital appreciation.
Thrivent Opportunity Income Plus Portfolio	To seek a combination of current income and long-term capital appreciation.
Thrivent Partner Healthcare Portfolio	To seek long-term capital growth.
Thrivent Partner Emerging Markets Equity Portfolio	To seek long-term capital growth.
Thrivent Real Estate Securities Portfolio	To seek to provide long-term capital appreciation and high current income.
Thrivent Small Cap Stock Portfolio	To seek long-term capital growth.
Thrivent Small Cap Index Portfolio	To seek capital growth that tracks the performance of the S&P SmallCap 600 Index*.
Thrivent Mid Cap Stock Portfolio	To seek long-term capital growth.
Thrivent Mid Cap Index Portfolio	To seek total returns that track the performance of the S&P MidCap 400 Index*.
Thrivent Partner Worldwide Allocation Portfolio	To seek long-term capital growth.
Thrivent Partner All Cap Portfolio	To seek long-term growth of capital.
Thrivent Large Cap Growth Portfolio	To achieve long-term growth of capital.
Thrivent Partner Growth Stock Portfolio	To achieve long-term growth of capital and, secondarily, increase dividend income.
Thrivent Large Cap Value Portfolio	To achieve long-term growth of capital.
Thrivent Large Cap Stock Portfolio	To seek long-term capital growth.
Thrivent Large Cap Index Portfolio	To seek total returns that track the performance of the S&P 500 Index*.
Thrivent High Yield Portfolio	To achieve a higher level of income, while also considering growth of capital as a secondary objective.
Thrivent Income Portfolio	To achieve a high level of income over the longer term while providing reasonable safety of capital.
Thrivent Bond Index Portfolio	To strive for investment results similar to the total return of the Barclays U.S. Aggregate Bond Index.
Thrivent Limited Maturity Bond Portfolio	To seek a high level of current income consistent with stability of principal.
Thrivent Money Market Portfolio	To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.
* The S&P 500, S& P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Thrivent Financial for Lutherans (“Thrivent Financial”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent Financial. Thrivent Financial variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, and of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Thrivent Financial variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent Financial variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P
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Investment Options
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SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent Financial with respect to the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent Financial or the Thrivent Financial variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent Financial or the owners of the Thrivent Financial variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent Financial variable insurance products or the timing of the issuance or sale of the Thrivent Financial variable insurance contract or in the determination or calculation of the equation by which a Thrivent Financial variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent Financial variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT FINANCIAL, OWNERS OF THE THRIVENT FINANCIAL VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT FINANCIAL, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
Each Portfolio has its own investment objective, investment program, policies and restrictions. Although the investment objectives and policies of certain Portfolios may be similar to the investment objectives and policies of other Portfolios that we manage or sponsor or that an affiliate of ours may manage or sponsor, we do not represent or assure you that the investment results will be comparable to any other Portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Portfolio performance. For all of these reasons, you should expect investment results to differ. In particular, certain Portfolios available only through the Contract may have names similar to portfolios not available through the Contract. The performance of a Portfolio not available through the Contract does not indicate performance of the similarly named Portfolio available through the Contract.
Before selecting any Subaccount, you should carefully read the accompanying prospectus for the Fund attached to this prospectus and found in the back of this book. You should periodically consider your allocation among Subaccounts in light of current market conditions and your investment goals, risk tolerance and financial circumstances. The Fund prospectus provides more complete information about the Portfolios of the Fund in which the Subaccounts invest, including investment objectives and policies, risks, charges, and expenses.
Shares of the Fund are sold to other Portfolios of the Fund, to other insurance company separate accounts of ours and of our wholly owned subsidiary, Thrivent Life Insurance Company (“Thrivent Life”), and to retirement plans that we sponsor. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for Thrivent Life and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:
♦	Changes in state insurance laws;
♦	Changes in Federal income tax law;

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Investment Options
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♦	Changes in the investment management of the Fund; or
♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.
If we believe the responses of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own.
Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.
The Fund is a Minnesota corporation registered with the SEC under the 1940 Act as an open-end management investment company (commonly called a “mutual fund”). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.
The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Funds will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

Investment Management
Thrivent Financial is investment adviser to the Fund. Thrivent Financial is registered as an investment adviser under the Investment Advisers Act of 1940. Pursuant to the investment advisory agreement, Thrivent Financial is responsible for determining which securities to purchase and sell, arranges the purchases and sales and helps formulate the investment program for the Portfolios. Thrivent Financial implements the investment program for the Portfolios consistent with each Portfolio’s investment objectives, policies and restrictions. Thrivent Financial and the Fund have engaged the following investment subadvisers:
Subadviser	Portfolio Name
Sectoral Asset Management Inc.	Thrivent Partner Healthcare Portfolio
Aberdeen Asset Managers Limited	Thrivent Partner Emerging Markets Equity Portfolio
Aberdeen Asset Managers Limited, Goldman Sachs Asset Management, L.P. and Principal Global Investors, LLC.	Thrivent Partner Worldwide Allocation Portfolio
FIAM LLC	Thrivent Partner All Cap Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Growth Stock Portfolio
Thrivent Financial, as investment adviser, pays each of the above subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.
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Investment Options
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Addition, Deletion, Combination, or Substitution of Investments
Where permitted by applicable law and business need, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:
♦	Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
♦	Substitute shares of another Portfolio, which may have differences such as (among other things) different fees and expenses, objectives, and risks, for shares of an existing Portfolio in which your Subaccount invests at our discretion;
♦	Substitute or close Subaccounts to allocations of premiums or Accumulated Value, or both, and to existing investments or the investment of future premiums, or both, at any time in our discretion;
♦	Transfer assets supporting the Contract from one Subaccount to another or from the Variable Account to another Variable Account;
♦	Combine the Variable Account with other variable accounts, and/or create new variable accounts;
♦	Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and
♦	Modify the provisions of the Contract to reflect changes to the Subaccounts and the Variable Account and to comply with applicable law.
The Portfolios, which sell their shares to the Subaccounts, also may terminate these arrangements and discontinue offering their shares to the Subaccounts. We will not make any changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.
Income, gains and losses, whether or not realized, from the assets in each Subaccount are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. The value of the assets in the Variable Account is determined at the end of each Valuation Date.
If investment in the Fund or in any particular Portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute a different investment option for any of the current Portfolios. The substituted investment option may have different fees and expenses. We will not make any substitutions without receiving any necessary approval of the SEC and state insurance departments, if applicable. You will be notified of any substitutions. Subaccounts may be opened, closed or substituted with regard to any of the following as of any specified date: 1) existing Accumulated Value; 2) future payments; and 3) existing and/or future Owners. The Fund sells its shares to the Subaccounts pursuant to a participation agreement and may terminate the agreement and discontinue offering its shares to the Subaccounts.
In addition, we reserve the right to make other structural and operational changes affecting the Variable Account.
We do not guarantee any money you place in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio and fees and charges under the Contract. You could lose some or all of your money.
Voting Privileges
To the extent required by law, we will vote the Fund’s shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund’s shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, the Contract Owner shall have the voting interest with respect to shares of the Fund attributable to the Contract. On and after the Annuity Commencement Date, the person

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Investment Options
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entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.
The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract’s Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes which each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract’s reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has right to instruct will be determined as of the date coincident with the date established by the Portfolio for Investment Mgt. are involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.
Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in General Accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account’s votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.
Fixed Account
On or before the Annuity Commencement Date, you may allocate the premiums paid under the Contract and transfers from the Subaccounts to the Fixed Account. After the Annuity Commencement Date, you may no longer transfer out of the Fixed Account. Any amounts allocated to the Fixed Account are invested with our general account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than an effective annual interest rate of 4% per year.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly neither the Fixed Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account.
Contract Owners have no voting rights in the Variable Account with respect to Fixed Account values.

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Risks
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This annuity has some risks which may include the following:
♦	The investment options you choose may lose value, and the Accumulated Value of your contract can go down;
♦	In addition to taxes on gain, there may be a tax penalty if you withdraw money from the annuity prior to age 59 1⁄2;
♦	If you elect a Settlement Option, you will only receive periodic annuity payments as frequently as you selected. There is a risk that your annuity payments will not keep pace with your personal expenses. If you choose a life income with no guaranteed period, there is a risk that you will die prematurely and no death proceeds will be paid to your beneficiaries.

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The Contract
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Allocation of Premium
We will allocate the premiums among the Subaccount(s) and/or the Fixed Account according to the instructions you provided in your application for the Contract or subsequently. We reserve the right to limit the number of allocations to subaccounts.
The allocation percentages which you select must be in whole numbers and their sum must be 100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums which you pay are allocated at the end of the Valuation Period in which we receive them using the allocation percentages you have specified. You may change the allocation percentages for future premiums without charge and at any time by giving us Written Notice or over the telephone if we receive proper authorization from you. Any change will apply to all future premiums unless you request another change.
The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.
Exchange Program
From time to time, we may offer programs for certain variable annuities issued by Thrivent Financial or our affiliates, to be exchanged for the contract described in this prospectus. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged only for purposes of calculating surrender charges, if applicable. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits and other guarantees that are provided by the contract you currently own to the benefits and guarantees provided by the new contract being offered. You should also compare the fees and charges of your current contract to the new contract being offered as they may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us and any such programs will comply with applicable law. We believe the exchanges should be tax free for federal income tax purposes; however, you should consult your tax advisor before making any such exchange.
Accumulated Value of Your Contract
On or before the Annuity Commencement Date, your Contract’s value is expressed as its Accumulated Value. Your Contract’s Accumulated Value is the sum of the accumulated values in Subaccounts and the Fixed Account.
Your Contract’s Accumulated Value will reflect the investment experience of the chosen Subaccounts, any amount of value in the Fixed Account, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract’s Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.
Subaccount Valuation
On any Valuation Day, the Accumulated Value of your investment in a Subaccount is equal to the number of Accumulation Units attributable to that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. On any day that is not a Valuation Day, the Accumulated Value for a Subaccount will be determined on the next Valuation Day.
Accumulation Units. Transactions in and out of a Subaccount are made by crediting or reducing the Accumulation Units of the Subaccount.
We credit your Contract with Accumulation Units in a Subaccount when:
♦	You allocate premiums to that Subaccount;
♦	You transfer Accumulated Value into that Subaccount from another Subaccount or the Fixed Account.
We reduce the Accumulation Units in a Subaccount when:

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The Contract
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♦	You transfer Accumulated Value out of that Subaccount into another Subaccount or the Fixed Account;
♦	You make a surrender from that Subaccount; or
♦	We deduct all or part of the administrative charge from that Subaccount.
Accumulation Unit Value. A Subaccount’s Accumulation Unit Value is the unit price that is used whenever we credit or reduce Accumulation Units of the Subaccount. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. At the end of each Valuation Period, the Accumulation Unit Value for a Subaccount is equal to (a) multiplied by (b) where:
(a)Is the Accumulation Unit Value for that Subaccount at the end of the prior Valuation Period.
(b)Is the Net Investment Factor for that Subaccount for that period.
Net Investment Factor
The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (a) by (b) and then subtracting (c) where:
(a)Is the sum of:
(i)The net asset value per share of the corresponding Portfolio of the Subaccount at the end of the Valuation Period; plus
(ii)The per share amount of any dividend or capital gain distribution made by the Portfolio if the “ex-dividend” date occurs during the Valuation Period; plus or minus.
(iii)A per share charge or credit for any taxes reserved for that we determine to be a result of the investment operation of the Portfolio.
(b)Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.
(c)Is the mortality and expense risk charge we deduct for each day in the Valuation Period and is based upon the total Accumulated Value in the Subaccount. The mortality and expense risk charge is currently 1.10% and guaranteed never to exceed 1.25%.
Minimum Accumulated Value
We require your Contract to maintain a minimum Accumulated Value. The amount which must be maintained depends on your premium paying history as follows:
(1)At the end of any 24-month period in which you pay no premiums, your Accumulated Value must be at least $1,000 after all Contract charges have been applied.
(2)If you pay at least one premium every 24-months, we require only that the Accumulated Value always be sufficient to cover the Contract’s administrative charge.
If we know that your Contract will not meet these requirements on an upcoming Contract Anniversary, we will notify you 60 days before that anniversary and inform you of the minimum dollar amount which you must pay to keep the Contract in force. If you fail to pay at least that amount, we will terminate your Contract on the Contract Anniversary. If we do so because your Contract failed to meet Requirement (1) above, we will pay you the remaining Accumulated Value. If your Contract fails to meet Requirement (2) above, your Contract terminates without value.
Death Benefit Before the Annuity Commencement Date
If the Annuitant dies before the Annuity Commencement Date, the beneficiary will be entitled to receive the Contract’s death benefit.
The amount of the death benefit will be the greatest of:
♦	The Accumulated Value on the date we calculate the death benefit;

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The Contract
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♦	The sum of all premiums we received for the Contract, less the amount of all partial surrenders (including any applicable charges) which you made; and
♦	The Accumulated Value on the preceding Minimum Death Benefit Date plus the sum of the premiums we received for the Contract after that date, less the amount of any partial surrenders (including any applicable charges) which you made after that date.
The Minimum Death Benefit Dates occur every six years on the Contract Anniversary.
We calculate the death benefit at the end of the Valuation Period during which we receive at our Service Center satisfactory proof of the death of an Annuitant. Any amount of the death benefit in excess of the Accumulated Value will be allocated to the Subaccounts and the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value in the Contract. Once calculated, death proceeds may continue to be subject to the investment experience of the Variable Account. When based on the investment experience of the Variable Account, death proceeds may increase or decrease daily and are not guaranteed for a minimum dollar amount. Surrender charges do not apply to death proceeds.
If the beneficiary requests a single sum payment, we will pay the death proceeds within seven days after the date we calculate them. If the beneficiary requests a settlement option, it must be an option that you could have selected before the Annuity Commencement Date, and the option must provide that either:
(1)The principal and interest are completely distributed within five years after the date of death; or
(2)If the beneficiary is a natural person, distribution of the principal and interest is made by means of a periodic payment which begins within one year after the date of death and is not guaranteed for a period which extends beyond the life expectancy of the beneficiary.
Any proceeds not subsequently withdrawn will be paid in a lump sum on the date five years after the date of death.
If an Annuitant dies before annuity payments begin and that Annuitant’s spouse is the sole primary beneficiary, he or she may, to the extent permitted by law and the Contract, elect to continue the Contract in force, in which case the surviving spouse will become and be treated as the Annuitant and owner effective on the date that the death proceeds are calculated (“Exchange Date”). Any amount of death proceeds in excess of the Accumulated Value of the Contract will be allocated to the Subaccounts and the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value of the Contract. Where allowed by the Contract, the spouse will have 60 days from the date we receive proof of your death in which to elect to receive proceeds or to continue the Contract. If an election to receive death proceeds or to continue the Contract is not made within 60 days, the surviving spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. If the surviving spouse elects to continue the Contract, the death benefit will be determined according to your Contract based on the Accumulated Value on the Exchange Date.
If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply. Any such restrictions will be stated in the Contract or the plan documents. Purchasers acquiring contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.
Death Benefit After the Annuity Commencement Date
If the Annuitant dies while we are paying you an annuity income under a settlement option, any death benefit payable will depend on the terms of the settlement option. If a death benefit is payable, the beneficiary may elect to receive the proceeds in the form of a settlement option, but only if the payments are paid at least as rapidly as payments were being paid under the settlement option in effect on the date of

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The Contract
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death. If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply.
Surrender
On or before the Annuity Commencement Date, you may surrender all or part of your Contract’s Accumulated Value by completing an approved surrender form and sending it to our Service Center. The surrender or partial surrender will not be processed until we receive your surrender request at our Service Center, in good order. Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made. The proceeds will be the amount surrendered less any surrender charge and premium tax due. See Charges and Deductions—Surrender Charge (Contingent Deferred Sales Charges).
A surrender reduces your Accumulated Value by the amount surrendered. For amounts surrendered from a Subaccount, this is done by selling Accumulation Units of the Subaccount. For partial surrenders, we allocate the surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. With our approval, you may specify a different allocation for a partial surrender. If you have less than the amount of the allocation, we will allocate the partial surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage.
A partial surrender must be at least $200, unless it is being used to pay a premium or loan on another Thrivent product, and must not reduce the remaining Accumulated Value to less than $1,000. (If the amount you request as a partial surrender would reduce the remaining Accumulated Value to less than $1,000, we may contact you to determine whether you would like a partial surrender of an amount that would result in remaining Accumulated Value of at least $1,000 or whether instead you would like to make a full surrender of your Contract. If we are unable to contact you within seven days, we reserve the right to treat your request as a request for a full surrender.) When you request a partial surrender, you specify the amount which you want to receive as a result of the surrender. If there are no surrender charges, withholding taxes or premium taxes associated with the surrender, the amount surrendered will be the amount which you request. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the surrender charge and any withholding and premium taxes. You may make partial surrenders by telephone if we receive proper authorization from you. (Contracts used in a tax-sheltered annuity under Section 403(b) of the Internal Revenue Code will be subject to certain restrictions regarding surrenders. See Federal Tax Status—Qualified Plans.) Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made.
After the Annuity Commencement Date, your Contract does not have an Accumulated Value which can be surrendered. However, if you are receiving annuity payments under certain settlement options, surrender may be allowed. Surrender is not allowed if you agreed not to revoke or change the option once annuity payments begin. For other settlement options, the amount available for surrender will be the commuted value of any unpaid annuity payments computed on the basis of the assumed interest rate incorporated in the annuity payments.
You must have a Medallion Signature Guarantee if you want to surrender or withdraw a value of $500,000 or more. Certain surrender requests of less than $500,000 require either a Medallion Signature Guarantee, a notarized signature, or an attestation of your signature by a Thrivent registered representative. These authentication procedures are designed to protect against fraud. Such an authentication procedure may be required for:
♦	Surrender of a value of $100,000 or more;
♦	Request to send redemption proceeds to an address other than the one listed on the account;
♦	Request to wire funds or directly deposit funds to a bank account with a bank name registration different than the bank name of the account;
♦	Request to make redemption proceeds payable to someone other than the current owner;

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The Contract
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♦	Request to withdraw or surrender if there has been a change of address on the account within the preceding 15 days; and
♦	Certain other transactions as determined by us.
A Medallion Signature Guarantee is a stamp provided by a financial institution that guarantees your signature. You sign the Thrivent Financial approved form and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, brokerage firm, credit union, or a savings bank participating in the Medallion Signature Guarantee Program. We may waive the Medallion Signature Guarantee in limited circumstances. A Notary Public is an individual who is authorized to authenticate signatures and can be found in law firms or many of the same places that an individual who provides Medallion Signature Guarantees can be found. Attestation by a financial representative requires the verification and witness of your signature by a Thrivent Financial representative. A withdrawal or surrender may result in adverse tax consequences, including the imposition of a 10% federal premature distribution penalty. For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Federal Tax Status.
For more complete instructions pertaining to your individual circumstances, please contact our Service Center at (800) 847-4836.
Transfers
On or before the Annuity Commencement Date, you may request the transfer of all or a part of your Contract’s Accumulated Value among the Subaccounts of the Variable Account and the Fixed Account.
You can request a transfer in two ways:
(1)By giving us Written Notice; or
(2)By telephone if we receive proper authorization from you.
We will make the transfer without charge at the end of the Valuation period during which we receive your request. For transfers from the Fixed Account to a Subaccount of the Variable Account, the amount taken from the Fixed Account is used to buy Accumulation Units of the chosen Subaccount. For transfers from a Subaccount, Accumulation Units of the Subaccount are sold and the resulting dollar amount is, depending on your request, either transferred to the Fixed Account or used to buy Accumulation Units of another Subaccount.
Transfers are subject to the following conditions:
♦	The total amount transferred must be at least $200. However, if the total value in a Subaccount or the Fixed Account is less than $200, the entire amount may be transferred.
♦	We reserve the right to limit the number of transfers in each Contract Year. However, we will always allow at least 12 transfers per Contract Year. We consider all amounts transferred in the same Valuation Period to be one transfer. It is not dependent upon the number of originating or destination Subaccounts.
♦	In any Contract Year, only one of your allowed transfers may be from the Fixed Account. Any transfer from the Fixed Account must be made on or within 45 days after a Contract Anniversary.
Transfers will also be subject to any conditions that may be imposed by the Portfolio whose shares are involved.
After the Annuity Commencement Date, you may change the percentage allocation of variable annuity payments among the available Subaccounts;
(1)By giving us Written Notice; or
(2)By telephone if we receive proper authorization from you.
Frequent Trading Policies
Because short-term or frequent transfers, purchases and redemptions of Contract value among Subaccounts pose risks to Contract Owners, we place limits on frequent trading practices. Such risks include potentially impaired investment performance due to disruption of portfolio management strategies, increased transactions costs, and dilution of fund shares (and therefore unit values) thereby negatively impacting the performance of the corresponding Subaccount.

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The Contract
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We have policies and procedures to discourage frequent transfers of value among Subaccounts. We use reasonable efforts to apply the policies and procedures uniformly. Several different tactics are used to detect and prevent excessive trading within the Subaccounts.
As described in other sections, we impose a fee if the transfers made within a given time period exceed a maximum contractual number. See Fee Tables
We also use a combination of monitoring Contract Owner activity and further restricting certain Contract Owner transfers based on a history of frequent transfers among subaccounts. When monitoring Contract Owner activity, we may consider several factors to evaluate transfer activity including, but not limited to, the amount and frequency of transfers, the amount of time between transfers and trading patterns. In making this evaluation, we may consider trading in multiple contracts under common ownership or control.
Exceptions may apply to Dollar Cost Averaging, automatic investment plans, systematic withdrawal plans or non-abusive re-balancing. We reserve the right, in our sole discretion, to identify other trading practices as abusive.
If we determine that you are engaging in excessive trading activity, we will request that you cease such activity immediately. If we determine that you are continuing to engage in excessive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days. We reserve the right to reject or restrict any transfer request, without notice for any reason.
In addition, the underlying funds may have adopted restrictions designed to discourage frequent trading practices, and we reserve the right to enforce these policies and procedures.
Although we seek to deter and prevent frequent trading practices, there are no guarantees that all activity can be detected or prevented. Contract Owners engaging in such trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify all frequent trading activity. Contract Owners still may be subject to their harmful effects if Thrivent Financial is unable to detect and deter abusive trading practices.
Dollar Cost Averaging
You may establish a dollar cost averaging program to make periodic transfers of at least the minimum amount required from the Thrivent Money Market Subaccount to the other Subaccounts except the Fixed Account. If the remaining amount to be transferred drops below the amount you established, the entire remaining balance will be transferred on the next transfer date and the dollar cost averaging program will terminate. Transfers will be made automatically on the date you choose (except the 29th, 30th, or 31st of a month). Transfers will continue until the entire amount in the Thrivent Money Market Subaccount has been depleted or until you notify us to discontinue the program. In order to begin, terminate or resume the program, we must receive Written Notice or notice by telephone (if you have such authorization).
Asset Rebalancing
On or before the Annuity Date, you may participate in an optional asset rebalancing program that allows you to elect a specific asset allocation to maintain over time. The sum of the rebalancing percentages must be 100% and each rebalancing allocation percentage must be a whole number not greater than 100%. You may select any date (except the 29th, 30th, or 31st of a month) to begin the asset rebalancing program and whether to have your Subaccounts reallocated semiannually or annually. The rebalancing will be done after all other transfers and allocations to or from the Subaccounts for the Valuation Day. The asset rebalancing program does not allow you to include the Fixed Account Allocation in the rebalancing program. To participate in the asset rebalancing program, complete the Asset Rebalancing Form at the time of your application or call 1-800-THRIVENT (1-800-847-4836) to request an Asset Rebalancing Form.
Telephone and Online Transactions
You may perform certain transactions online or over the telephone if we receive proper authorization from you.

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The Contract
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We have adopted reasonable security procedures to ensure the authenticity of instructions, including requiring identifying information, recording telephone conversations and providing written confirmations of transactions. Nevertheless, we honor telephone instructions from any person who provides the correct identifying information. Be aware that there is a risk of possible loss to the Owner if an unauthorized person uses this service in the Owner’s name. We disclaim any liability for losses resulting from such transactions by not having been properly authorized. However, if we do not take reasonable steps to help ensure that such authorizations are valid, we may be liable for such losses. Certain circumstances may prevent you from conducting transactions including but not limited to the event of a disaster, equipment malfunction, or overload of telephone system circuits. Should circumstances prevent you from conducting a telephone or online transaction, we recommend you provide us with a written request. If due to malfunction or other circumstances, the recording of the Contract Owner’s telephone request is incomplete or not fully comprehensible, we will not process the transaction. We reserve the right to suspend or limit telephone transactions.
Owners can go online at www.thrivent.com to conduct online transactions or call the Service Center at (800) 847-4836 for telephone transactions.
Timely Processing
We will process all requests in a timely fashion. Requests received in good order prior to 4:00 p.m. Eastern Time (or sooner if the NYSE closes prior to 4:00 p.m. Eastern Time) on a Valuation Day will use the Accumulation Unit Value as of the close of regular trading on the NYSE on that Valuation Day. We will process requests received after that time using the Accumulation Unit Value as of the close of regular trading on the NYSE of the following Valuation Day. An online transaction payment will be applied on the effective date you select. This date can be the same day you perform the transaction as long as the request is received prior to 4:00 p.m. Eastern Time. The effective date cannot be a date prior to the date of the online transaction.
Once we issue your Contract, we will process payment of any amount due from any Subaccount within seven calendar days after we receive Notice. Payment may be postponed if the NYSE is closed. Postponement may also result for such other periods as the SEC may permit. Payment from the Fixed Accounts may be deferred up to six months.
Assignments
Assignment is the transfer of Contract ownership from one party to another. If a Contract is used in a Qualified Plan and the Contract Owner is a trust, custodian or employer, then the Contract Owner may transfer ownership to the Annuitant. Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than Thrivent Life.
If the Contract is not used in a Qualified Plan, then ownership may be transferred, but not to a natural person, and the Contract may be assigned as collateral.
We are not bound by an assignment unless it is in writing and filed at our Service Center. We are not responsible for the validity or effect of any assignment.
You should consider the tax implications of an assignment. See Federal Tax Status.
Contract Owner, Beneficiaries and Annuitants
Unless another owner is named in the application, the Annuitant is the owner of the Contract and may exercise all of the owner’s rights under the Contract.
The Contract Owner may name a beneficiary to receive the death benefit payable under the Contract. If the beneficiary is not living on the date payment is due or if no beneficiary has been named, the death benefit will be paid to the estate of the Annuitant.
The owner may change the beneficiary by giving us Written Notice of the change. The change will not be effective until we receive your Written Notice at our Service Center. Once we receive it, the change will be effective as of the date on which you signed the notice.

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The Contract
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However, the change will not affect any payments made or actions taken by us before we received your notice, and we will not be responsible for the validity of any change.
Charges and Deductions
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Surrender Charge (Contingent Deferred Sales Charge)
We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of your Accumulated Value. This surrender charge applies only during the first six Contract Years. During those years, we calculate the surrender charge as a percentage of the amount which you surrender, subject to certain exceptions noted below.
Surrender Charges
Contract Year	Percent Applied
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
After Contract Year six there is no charge for making surrenders. In addition, during the first six Contract Years we will limit or waive surrender charges as follows:
♦	Cumulative Percent-of-Premium Limit. For all surrenders, we will limit the surrender charge so that on any date, the sum of all surrender charges applied to that date will not exceed 6.5% of the total of premiums you have paid to that date.
♦	Surrenders Paid Under Certain Settlement Options. For surrenders which you make after Contract Year three, there is no surrender charge applied to amounts which you elect to have paid under:
(1)A settlement option for a fixed amount or a fixed period (including Option 3V described under Annuity Provisions—Settlement Options) if the payment period and the accumulation period will equal or exceed the surrender charge period and you agree at the time of settlement that after the first payment is made, you may not revoke or change the settlement option.
(2)Options which involve a life income, including Option 4V described under Annuity Provisions—Settlement Options.
♦	Ten Percent Free Each Contract Year. In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time of your first surrender made in that Contract Year. This “Ten Percent Free” is not cumulative. For example, if you make no surrenders during the first three Contract Years, the percentage of Accumulated Value which you may surrender without charge in the fourth Contract Year is 10%, not 40%.
♦	Total Disability of the Annuitant. There is no surrender charge if the Annuitant is totally disabled (as defined in your Contract) on the date of a surrender.
♦	Series of Substantially Equal Periodic Payments for Life. There is no surrender charge if you receive payments made as one of a series of substantially equal periodic payments for your life or your life expectancy or the joint life expectancies of you and your beneficiary made not less frequently than annually.
Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See Federal Tax Status.
If surrender charges are not sufficient to cover our sales expenses, we will bear the loss; conversely, if the amount of such charges proves more than enough, we will retain the excess. See Sufficiency of Charges below.

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Charges and Deductions
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We do not currently believe that the surrender charges we impose will cover our expected costs of distributing the Contracts.
Administrative Charge
Your Contract includes an annual administrative charge of $30 (or less, if required by the state where your Contract is issued) to help us cover the expenses we incur in administrating your Contract, the Variable Account and the Subaccounts. On each Contract Anniversary prior to and including the Annuity Commencement Date, we will determine if this charge will be applied to your Contract. We apply the charge only on Contract Anniversaries on which the sum of premiums you have paid less the amount of any partial surrenders you have made is less than $5,000 and the Accumulated Value is less than $5,000. We deduct the charge from your Accumulated Value, allocating the deduction among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. Any such deduction from a Subaccount is made by selling Accumulation Units of the Subaccount. With our approval, you may specify a different allocation for the administrative charge.
Mortality and Expense Risk Charge
We assume certain financial risks associated with the Contracts. Those risks are of two basic types:
♦	Mortality Risk. This includes our risk that (1) death benefits paid before the Annuity Commencement Date will be greater than the Accumulated Value available to pay those benefits, and (2) Annuitant payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.
♦	Expense Risk. This is the risk that the expenses, with respect to the Contracts, will exceed Contract charges.
As compensation for assuming these risks, we deduct a daily mortality and expense risk charge from the average daily net assets in the Variable Account. The current charge (0.003014% per day) is equal to an annual rate of 1.10% of the average daily net assets of each Subaccount in the Variable Account during the accumulation period. Contracts pending payout due to a death claim are charged at an annual rate of 0.95%. We may change this charge in the future, but we guarantee that it will never exceed an annual rate of 1.25% (0.003425% per day).
If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risk assumed by us, we will bear the loss. We will not reduce annuity payments or increase the administrative charge to compensate for the insufficiency. If the mortality and expense risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See Sufficiency of Charges below.
Expenses of the Fund
Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fees or other expenses incurred by the Fund. See Fee and Expense Tables and the accompanying current prospectus of the Fund.
Premium Taxes
We may deduct a charge for premium taxes. Premium taxes vary from state to state and are subject to change. In many jurisdictions, there is no tax at all. Various states and other governmental entities levy a premium tax, currently ranging from .5% to 3.5%, on annuity contracts issued by insurance companies. If premium taxes are applicable to a Contract, they will be deducted, depending on when such taxes are paid to the taxing authority, either (a) from premiums as they are received, or (b) from the Accumulated Value upon (i) a partial or total surrender of the Contract or (ii) application of the Accumulated Value to a settlement option at the Annuity Commencement Date.
Other Taxes
Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to us. Charges for other taxes, if any, attributable to the Variable Account may also be

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Charges and Deductions
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made. See Federal Tax Status.
Sufficiency of Charges
If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our general account which may include, among other things, proceeds derived from mortality and expense risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.

Annuity Provisions
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Annuity Commencement Date
The Annuity Commencement Date is the date on which we begin paying you your Contract’s annuity income. This date is based on the maturity age which you specify in your application. You may change the Annuity Commencement Date by giving us notice in writing or by telephone before both the Annuity Commencement Date currently in effect and the new Annuity Commencement Date. The new date selected must satisfy our requirements for an Annuity Commencement Date and any requirements that may be imposed by the state in which your Contract was issued. At the Annuity Commencement Date stated in your Contract, we may, at our discretion, allow you to extend the Annuity Commencement Date.
Your Contract provides for a death benefit if the Annuitant dies before the Annuity Commencement Date. After the Annuity Commencement Date, amounts payable, if any, depend upon the terms of the settlement option
Annuity Proceeds
The proceeds available on the Annuity Commencement Date will be the amount provided by surrendering your Contract’s Accumulated Value on that date. If the Annuity Commencement Date occurs within the first six Contract Years, surrender charges will be deducted from the Accumulated Value if they apply. Premium taxes will also be deducted if they apply. See Charges and Deductions—Premium Taxes.
We will pay you the proceeds at maturity according to the annuity settlement option which you select. However, we will pay the proceeds in a single sum if the Accumulated Value on the Annuity Commencement Date is less than $2,000 or if you elect to receive the proceeds in a single sum. If we pay you proceeds in a single sum, your Contract will terminate on the Annuity Commencement Date.
If you have not selected either a settlement option or a single sum payment by the Annuity Commencement Date, we will pay proceeds of $2,000 or more using a fixed annuity, life income with 10-year guarantee period.
Settlement Options
You may elect to have proceeds paid to you under an annuity settlement option or a combination of options. Under each option, you may choose whether annuity payments are to be made on a fixed or variable basis.
We reserve the right to limit the number of allocations to subaccounts.
The fixed annuity settlement options available to you are described in your Contract but are not summarized here. The variable annuity settlement options which your Contract offers are as follows:
♦	Option 3V—Income for a Fixed Period. Under this option, we pay an annuity income for a fixed number of years, not to exceed 30.

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Annuity Provisions
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♦	Option 4V—Life Income with Guaranteed Period. Under this option, we pay an annuity income for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of 10 or 20 years or other guaranteed period agreed to by us.
In addition to these options, proceeds may be paid under any other settlement option agreeable to us.
Partial Annuitization
Federal tax law permits taxpayers to annuitize a portion of their annuity while leaving the remaining balance tax deferred. You may elect to have a portion of your proceeds ($2,000 or more) paid to you under an annuity settlement option or a combination of options. The settlement option(s) must be for a fixed amount or fixed period payable for at least ten years, or a single or joint life income with or without a guaranteed period, or any other option agreeable to us. If this requirement is met, the settlement option and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. Your after-tax premiums in your contract will be allocated pro-rata between the settlement option and the portion that remains deferred.
Frequency of Annuity Payments
Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule. If annuity payments would be or become less than $25 ($20 for Contracts issued in the state of Texas) if a single settlement option is chosen, or $25 ($20 for Contracts issued in the state of Texas) on each basis if a combination of variable and fixed options is chosen, we may change the frequency of payments to intervals that will result in payments of at least $25 ($20 for Contracts issued in the state of Texas) each from each option chosen.
Amount of Variable Annuity Payments
The amount of the first variable annuity payment is determined by applying the proceeds to be paid under a particular settlement option to the annuity table in the Contract for that option. The table shows the amount of the initial annuity payment for each $1,000 applied.
Subsequent variable annuity payments vary in amount according to the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment (as determined above) is divided by the Annuity Unit Value as of the Annuity Commencement Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value with respect to such Subaccount at the end of the last Valuation Date of the period with respect to which the payment is due. See Subaccount Annuity Unit Value below. If the payment is based upon the Annuity Unit Values of more than one Subaccount, the procedure described here is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.
The annuity tables in the Contracts are based on the mortality table specified in the Contract. Under these tables, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. We guarantee that the dollar amount of each variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

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Annuity Provisions
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Subaccount Annuity Unit Value
A Subaccount’s Annuity Unit Value is used to determine the dollar value of annuity payments based on Annuity Units of the Subaccount. Annuity Unit Values may increase or decrease during each Valuation Period. We re-determine the Annuity Unit Value for each Subaccount at the end of each Valuation Period. The initial Annuity Unit Value for a Subaccount was equal to the initial Accumulation Unit Value for that Subaccount. At the end of any subsequent Valuation Period, each Subaccount’s Annuity Unit Value is equal to (a) x (b) x (c) where:
(a)Is that Subaccount’s Annuity Unit Value at the end of the immediately preceding Valuation Period.
(b)Is that Subaccount’s Net Investment Factor for the current Valuation Period. See The Contract—Subaccount Valuation—Net Investment Factor described earlier in this Prospectus.
(c)Is a discount factor equivalent to an assumed investment earnings rate of 3.5% per year.

General Provisions
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Entire Contract
Your entire insurance Contract is comprised of:
♦	the Contract including any attached riders, endorsements or amendments;
♦	the application attached to the Contract; and
Postponement of Payments
We may defer payment of any surrender, death benefit or annuity payment amounts that are in the Variable Account if:
(1) The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or
(2)An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets.
Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.
If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.
Purchase Payments
Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent does not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card, courtesy checks or most third-party checks. If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.
Date of Receipt
Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our Service Center in proper form unless received (1) after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or (2) on a date which is not a Valuation Day. In either of these two cases, the date of receipt will be deemed to be the next Valuation Day.
Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of federal law. Among other things, this program requires us, our financial representatives and customers to comply with certain procedures and standards that serve to ensure that our

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General Provisions
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customers’ identities are properly verified and that premiums are not derived from improper sources. We reserve the right to verify any information received by accessing information maintained in databases internally or externally.
Applicable laws designed to prevent terrorist financing and money laundering might in certain circumstances, require us to block certain transactions until we receive authorization from the appropriate regulator.
Our anti-money laundering program is subject to change without notice to account for changes in applicable laws or regulations. We may also make changes as a result of our ongoing assessment of exposure to illegal activity.
Reports to Contract Owners
At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report. We will mail your report to your last known address unless prior mailings have been returned undeliverable to us. We will make a reasonable effort in these situations to locate you in order to continue mailing your report and other related documents. Please notify the Service Center if your address has changed.
State Variations
Any state variations in the Contracts are covered in a special policy form for use in that state. This Prospectus provides a general description of the Contracts. Your actual Contract (including the application) and any endorsements, along with our Bylaws, are the controlling documents.
Gender Neutral Benefits
In 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that the application of sex-distinct actuarial tables to employees based upon their gender in calculating the amount of retirement benefits violates Title VII of the Civil Rights Act of 1963. Because of this decision, employer-sponsored retirement plans may not use sex-distinct actuarial annuity rates in determining benefits.
Generally, annuity payments described in this Prospectus are determined using sex-distinct actuarial tables based on the Annuitant’s gender. However, annuity payments will be based on a gender neutral basis for the following:
♦	Contracts used in an employer sponsored retirement plan;
♦	Contracts issued in Massachusetts (beginning January 1, 2009); and
♦	Contracts issued in Montana (beginning October 1, 1985).

How to Contact Us
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Telephone:
1-800-847-4836
Internet:
Thrivent.com
New Applications:
Thrivent Financial
P.O. Box 8075
Appleton, WI 54912-8061

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How to Contact Us
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Additional Premiums (variable products):
Thrivent Financial
P.O. Box 8061
Appleton, WI 54912-8061
Transfers, Surrenders, or Withdrawals:
Thrivent Financial
P.O. Box 8075
Appleton, WI 54912-8075
Express Mail:
Thrivent Financial
4321 N. Ballard Road
Appleton, WI 54919-3400
For Wire Transfer Instructions,
Please contact 1-800-847-4836

Federal Tax Status
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General
The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.
This discussion does not address any federal estate or gift tax consequences, or any state or local tax consequences, associated with the Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or any transaction involving a Contract.
Tax Status of the Variable Account
The Variable Account is not separately taxed as a “regulated investment company” under the Code, but rather is treated as our separate account. Under current law, both the investment income and realized capital gains of the Variable Account (i.e., the income and capital gains distributed to the Variable Account by the Fund) are reinvested without taxation to us. However, we reserve the right in the future to make a charge against the Variable Account or the Accumulated Value of a Contract for any federal, state, or local income taxes that we incur and determine to be attributable to the Variable Account or the Contract.
Taxation of Annuities in General
The following discussion assumes that the Contract is not used in connection with a Qualified Plan.
Tax Deferral During Accumulation Period
In general, under current law, an increase in a Contract’s Accumulated Value is not taxable to the Contract Owner until received, either in the form of annuity income payments as contemplated by the Contract or in some other form of distribution. However, this rule applies only if: (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations; (2) the Company, rather than the Contract Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; (3) the Contract Owner is an individual (or an individual is treated as the Contract Owner for tax purposes); and (4) the Contract’s Annuity Date is not unduly delayed.
Diversification Requirements. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these rules, the Contract will not be treated as an annuity Contract for federal income tax purposes, and so the interest or earnings credited to the Contract’s

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Federal Tax Status
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Accumulated Value in any year will be includible in the Contract Owner’s income that year for federal tax purposes. We expect that the Variable Account, through the Fund, will comply with these rules.
Ownership Treatment. In certain circumstances, variable annuity Contract Owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account used to support their Contracts. In those circumstances, the account’s income and gains would be currently includible in the Contract Owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable Contract Owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in IRS rulings in which the Contract Owners were determined not to be the owners of the assets of a segregated asset account. For example, the Contract Owner has the choice of more investment options to which to allocate premium payments and the Accumulated Value than were addressed in those rulings. These differences could result in the Contract Owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.
Contracts Not Owned by Individuals. As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust, or other similar entity are not treated as annuity Contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Contract Owner during the taxable year. However, this rule generally will not apply to a Contract held by a trust or other entity which holds the Contract as an agent for a natural person. In addition, this rule will not apply to: (1) a Contract acquired by the estate of a decedent by reason of the death of the decedent; (2) Contracts used in connection with certain Qualified Plans; (3) Contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain Contracts used in connection with structured settlement agreements; and (5) a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity income period.
The remainder of this discussion assumes that the Contract will be treated as an annuity Contract for federal income tax purposes.
Taxation of Partial and Full Surrenders
In the case of a partial surrender, the amount received is generally includible in income for federal tax purposes to the extent that the Accumulated Value of the Contract, before the partial surrender, exceeds the “investment in the Contract.” In the case of a full surrender, the amount received is includible in income to the extent that it exceeds the investment in the Contract. For these purposes, the investment in the Contract at any time equals the total of the premium payments made under the Contract up to that time less any amounts previously received from the Contract which were excludable from income. All amounts includible in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the lower rates currently applicable to long-term capital gains and corporate dividends.
Taxation of Annuity Income Payments
Normally, the portion of each annuity income payment includible in income for federal tax purposes is the excess of the payment over an exclusion amount. In the case of variable income payments, this exclusion amount is the investment in the Contract (defined above) allocated to the Variable Account when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected. In the case of fixed income payments, the

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Federal Tax Status
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exclusion amount is determined by multiplying (1) the payment, by (2) the ratio of the investment in the Contract allocated to our Fixed Account, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments. For this purpose, the expected number or amount of annuity income payments is determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected.
Once the total amount of the investment in the Contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction.
Income from annuities will be subject to the Medicare Tax on Investment Income. This tax will be imposed on individuals with a modified adjusted gross income (MAGI) of more than $200,000 and joint filers with an MAGI of more than $250,000. Generally, the tax rate will be 3.8% of the lesser of the net investment income or the amount the MAGI exceeds the threshold amount.
There may be special income tax issues present in situations where the Contract Owner and the Annuitant are not the same person and are not married to one another. In such situations a tax advisor should be consulted.
Tax Treatment of Death Benefit
Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of a Contract Owner or, in certain circumstances, the death of the Annuitant. If distributed in a lump sum, such death benefit proceeds are includible in income in the same manner as a full surrender, or if distributed under an annuity income option, such proceeds are includible in the same manner as annuity income payments.
After the Annuity Date, where a guaranteed period exists under a life income option and the Annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, the payment is includible to the extent that it exceeds the unrecovered investment in the Contract; or (2) if distributed in accordance with the existing annuity income option, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all payments thereafter are fully includible in income.
Assignments, Pledges, and Gratuitous Transfers
Any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulated Value of the Contract is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the Contract is increased by the amount includible in income with respect to such an assignment or pledge. If a Contract Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or a former spouse incident to divorce), the Owner must include in income the difference between the Contract’s Accumulated Value and the investment in the Contract at the time of the transfer. In such a case, the transferee’s investment in the Contract is increased to reflect the amount includible in the transferor’s income.
Penalty Tax on Premature Distributions
Technically, the amount of any payment from the Contract that is includible in income is subject to a 10% penalty tax. However, this penalty tax does not apply to any payment: (1) received on or after the Contract Owner attains age 59 1⁄2; (2) attributable to the Contract Owner’s becoming disabled (as defined in the tax law); (3) made on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (4) that is part of a series of substantially equal periodic payments, not less frequently than annually, for the life or life expectancy of the Contract Owner or the joint lives or joint life expectancies of the Contract Owner and a designated beneficiary (as defined in the tax law); or, (5) made under a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than

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Federal Tax Status
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annually, during the annuity period. For the purposes of substantially equal periodic payments, if there is a significant modification of the payment schedule before the later of the taxpayer reaching age 59 1⁄2 or the expiration of five years from the time the payment starts, the taxpayer’s income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.
Aggregation of Contracts
In certain circumstances, the IRS may determine the amount of any distribution from the Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a contract and also purchases at approximately the same time another deferred annuity issued by us, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his or her interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more contracts from us (or an affiliate) during any calendar year, all such contracts will be treated as one contract for purposes of determining the amount of any full or partial surrender that is includible in income. The effects of such aggregation are not always clear; however, such aggregation could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.
Exchanges of Annuity Contracts
We may issue the Contract in exchange for all or part of another annuity contract. Such an exchange will be income tax free if certain requirements are satisfied (a 1035 Exchange). If the exchange is tax free, the investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. If part of an existing contract is exchanged for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract.
Qualified Plans
The Contracts also are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities like the Contracts do not offer additional tax-deferral benefits, but annuities offer other product benefits to investors in Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection with them. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.
The tax rules applicable to Qualified Plans, and to a Contract when used in connection with a Qualified Plan, vary according to the type of plan and the terms and conditions of the plan itself, and they take precedence over the general annuity tax rules described above. For example, for full surrenders, partial surrenders, and annuity income payments under Contracts used in Qualified Plans, there may be no “investment in the contract,” with the result that the total amount received may be includible in income. The includible amount is taxed at ordinary income tax rates, and a 10% penalty tax also may apply. Exceptions to this penalty tax vary depending on the type of Qualified Plan involved; in the case of an Individual Retirement Annuity (discussed below), exceptions comparable to those described above are available.
The following briefly describes certain types of Qualified Plans in connection with which we may issue a Contract.
Individual Retirement Accounts and Annuities. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Account or an Individual Retirement Annuity (collectively known as an “IRA”). IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible to do so, and on the time when distributions may commence. Also, subject to certain requirements discussed below, you may “roll over” distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

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Federal Tax Status
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Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, “qualified distributions” (those that satisfy certain waiting and use requirements) from a Roth IRA will be excludable from income. Subject to certain restrictions, a distribution from an eligible employer-sponsored qualified plan may be directly moved to a Roth IRA. This movement is called a “qualified rollover contribution.”
Section 403(b) Plans. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations to have their employers purchase annuity Contracts for them and, subject to certain limitations, to exclude the amount of premium payments from income for federal tax purposes. Subject to plan provisions, distributions from a Contract purchased under section 403(b) may be paid only when the employee reaches age 59 1⁄2, separates from service, dies, or becomes disabled, the 403(b) plan terminates, or in the case of financial hardship. As a result, the Contract Owner will not be entitled to exercise the surrender rights described under the heading “The Contract—Surrender” unless one of the above conditions is satisfied. For contracts maintained pursuant to an employer sponsored 403(b) plan, we may require the employer’s signature to process any requests for withdrawal, surrender, rollover or transfers to another contract.
Direct Rollovers
If your Contract is purchased under section 403(b) of the Code or is used in connection with certain other Qualified Plans, any “eligible rollover distribution” from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from certain Qualified Plans (including from a Contract purchased under section 403(b)) excluding amounts such as minimum distributions required under the Code. Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, the Owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if the distribution is directly rolled over to an IRA or to another eligible retirement plan.
Federal Income Tax Withholding
We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the payee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of annuity income payments (other than eligible rollover distributions made in connection with Qualified Plans) are the same as the withholding rates generally applicable to payments of wages. Further, a 10% withholding rate applies to the taxable portion of non-periodic payments (including partial and full surrenders), and as discussed above, the withholding rate applicable to eligible rollover distributions is 20%. Whether or not federal income tax is withheld, the Contract Owner (or other applicable taxpayer) remains liable for payment of federal income tax on Contract distributions.

Sales and Other Agreements
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Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a distribution agreement with us. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts offered by Thrivent Financial or previously offered by us.

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Sales and Other Agreements
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The financial representative in this transaction is a duly licensed registered representative of Thrivent Investment Management Inc. and is also an appointed insurance producer of Thrivent Life. The financial representative receives commissions and other incentives, which may be substantial, from Thrivent Life in return for serving as its insurance producer for the sale of the Contracts. This compensation is separate from, and in addition to, any fee you may be paying for investment advisory services, including financial planning services, and may vary depending on the size of the Contract purchased, the total number of insurance contracts or annuity contracts sold by the financial representative, and other factors including whether you currently own a product sold by Thrivent Financial or our affiliates. The commissions that the financial representative receives typically will increase as the size of the Contract increases, but will not result in any charge to you in addition to the charges already described in this prospectus (commissions and other incentives are described below). As a result, the financial representative may have a conflict of interest if he or she is acting as your representative for investment advisory services and acting as an insurance producer of ours for purposes of the sale of the Contract.
Our financial representatives sell almost exclusively insurance and annuity products of ours (Thrivent Life does not currently sell any new insurance or annuity products). It is more profitable for us and our affiliates if you purchase products issued by us instead of those issued by other insurance companies. As a result, we have a financial interest in the sale of the Contract, and an incentive to recommend that you purchase a contract issued by Thrivent Financial instead of a contract issued by another company.
In addition, compensation varies by product type. As a result, your financial representative in this transaction may have a financial incentive to recommend that you purchase one product instead of another.
From time to time and in accordance with applicable laws and regulations, financial representatives are eligible for various incentives. These include cash incentives such as bonuses and sales incentives, and non-cash incentives such as conferences, seminars and trips. Sales of Contracts may help the financial representative in this transaction and/or his or her supervisors qualify for such incentives. Compensation consists of commissions, bonuses and promotional incentives. Commissions range from 0.25% to .50% of premiums paid into the Contract. Commission rates are based upon source of funds used to pay the premium and the age of the annuitant at the time the premium is paid. Your financial representative may receive cash bonuses ranging from 0% to 50% of base commissions, if eligible. Your financial representative also may receive asset-based compensation ranging from 0% to 0.30% of the account value, if eligible.
If you elect a settlement option, we pay commissions to the financial representative ranging from 0% to 0.25% of the premium applied to the settlement option, if eligible. Your financial representative may receive asset-based compensation of 0% to 0.3% of the cash value annually, for the life of the settlement option, if eligible.
In addition to commissions, we may pay or provide other promotional incentives. Financial representatives may be eligible for promotional incentives depending on the level of their sales of these contracts as well as the other products we offer and products offered by Thrivent Financial. These promotional incentives may include, but are not limited to:
♦	sponsorship of marketing, educational, compliance meetings and conferences, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
♦	marketing support related to sales of the Contract including for example, the creation of marketing materials and advertising; and
♦	providing services to Contract Owners.
These promotional incentives or reimbursements may be calculated as a percentage of the financial representative’s total assets attributable to sales of the Contract or may be a fixed dollar amount. This additional compensation may provide an incentive for the financial representative to favor the Contracts over other products.

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Sales and Other Agreements
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In addition, our home office employees, as well as our field management personnel who manage our financial representatives, are eligible to receive incentive compensation, based on the amount of sales by the financial representatives of ours and others insurance and annuity products.

Legal Proceedings
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There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent Life nor Thrivent Investment Management Inc. is involved in any litigation that is of material importance in relation to their financial condition or that relates to the Variable Account.
Financial Statements
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The financial statements of Thrivent Life and the Variable Account are contained in the Statement of Additional Information.
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Statement of Additional Information
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♦	Introduction
♦	Administration of the Contracts
♦	Principal Underwriter
♦	Standard and Poor’s Disclaimer
♦	Independent Registered Public Accounting Firm and Financial Statements
You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001.
You may obtain copies of the prospectus, SAI, annual report and all other documents required to be filed with the Securities and Exchange Commission at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling (202) 551-8090. Reports and other information about TLIC Variable Annuity Account A are available on the Commission’s web site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, U.S. Securities & Exchange Commission, 100 F Street, N.E., Washington, DC 20549.
TLIC VARIABLE ANNUITY ACCOUNT A
1933 Act Registration No. 33-15974
1940 Act Registration No. 811-5242
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Please send me the Statement of Additional Information (SAI) for the:
Flexible Premium Variable Deferred Annuity Contract
TLIC Variable Annuity Account A

(Name)		(Date)

(Street Address)

(City)	(State)	(Zip Code)
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Appendix A—Condensed Financial Information
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The following tables show the historical performance of Accumulation Unit Values for each of the previous years ending December 31, for which the relevant Subaccount has been in existence. The date on which operations commenced in each price level is noted in parentheses. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by contacting us at 1-800-THRIVENT (1-800-847-4836) or visiting our website at www.thrivent.com.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation Unit:
value at beginning of period	$17.91	$17.08	$13.59	$12.24	$12.89	$11.09	$8.58	$13.82	$12.78	$11.36
value at end of period	$17.64	$17.91	$17.08	$13.59	$12.24	$12.89	$11.09	$8.58	$13.82	$12.78
number outstanding at end of period (000 omitted)	2,271	2,412	2,542	2,637	3,008	3,286	3,449	3,534	3,381	2,795
Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation Unit:
value at beginning of period	$17.29	$16.49	$13.74	$12.31	$12.81	$11.22	$8.74	$13.27	$12.45	$11.13
value at end of period	$16.97	$17.29	$16.49	$13.74	$12.31	$12.81	$11.22	$8.74	$13.27	$12.45
number outstanding at end of period (000 omitted)	9,679	10,197	10,676	11,206	12,079	12,556	13,344	13,475	13,482	9,260
Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation Unit:
value at beginning of period	$16.54	$15.79	$13.87	$12.55	$12.82	$11.40	$9.09	$12.71	$12.04	$10.92
value at end of period	$16.27	$16.54	$15.79	$13.87	$12.55	$12.82	$11.40	$9.09	$12.71	$12.04
number outstanding at end of period (000 omitted)	15,280	16,321	16,834	17,800	19,355	19,981	20,408	20,661	20,599	14,203
Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation Unit:
value at beginning of period	$15.26	$14.65	$13.58	$12.53	$12.65	$11.48	$9.47	$12.06	$11.55	$10.66
value at end of period	$15.02	$15.26	$14.65	$13.58	$12.53	$12.65	$11.48	$9.47	$12.06	$11.55
number outstanding at end of period (000 omitted)	5,814	6,366	7,053	7,691	8,206	8,427	8,566	8,589	8,376	5,352
Thrivent Growth and Income Plus Subaccount (April 30, 2008)[1]
Accumulation unit:
value at beginning of period	$12.14	12.01	$10.01	$8.95	$9.27	$8.07	$6.99	$10.00	$—	$—
value at end of period	$11.91	$12.14	$12.01	$10.01	$8.95	$9.27	$8.07	$6.99	$—	$—
number outstanding at end of period (000 omitted)	287	334	331	207	205	107	40	41	—	—
Thrivent Balanced Income Plus Subaccount (April 30, 2002)[2]
Accumulation unit:
value at beginning of period	$18.75	$17.87	$15.32	$13.78	$13.37	$11.93	$9.91	$13.55	$12.99	$11.79
value at end of period	$18.52	$18.75	$17.87	$15.32	$13.78	$13.37	$11.93	$9.91	$13.55	$12.99
number outstanding at end of period (000 omitted)	383	429	399	379	405	479	581	762	1,008	1,232
Thrivent Diversified Income Plus Subaccount (April 30, 2002)[3]
Accumulation unit:
value at beginning of period	$22.06	$21.39	$19.45	$17.18	$16.98	$14.81	$11.26	$14.83	$15.14	$13.40
value at end of period	$21.83	$22.06	$21.39	$19.45	$17.18	$16.98	$14.81	$11.26	$14.83	$15.14
number outstanding at end of period (000 omitted)	688	784	785	677	496	519	529	609	959	637
Thrivent Opportunity Income Plus Subaccount (April 30, 2003)[4]
Accumulation unit:
value at beginning of period	$14.24	$13.91	$14.26	$13.60	$13.16	$11.87	$10.62	$11.30	$10.86	$10.49
value at end of period	$14.08	$14.24	$13.91	$14.26	$13.60	$13.16	$11.87	$10.62	$11.30	$10.86
number outstanding at end of period (000 omitted)	122	122	120	147	146	173	213	253	329	409
1  Formerly known as Thrivent Equity Income Plus Subaccount.
2  Formerly known as Thrivent Balanced Subaccount.
3  Formerly known as Thrivent High Yield Subaccount II.
4  Formerly known as Thrivent Mortgage Securities Subaccount.
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Appendix A—Condensed Financial Information
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Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$21.65	$17.62	$13.59	$11.38	$11.96	$10.88	$8.89	$10.00	$—	$—
value at end of period	$22.40	$21.65	$17.62	$13.59	$11.38	$11.96	$10.88	$8.89	$—	$—
number outstanding at end of period (000 omitted)	367	261	196	137	129	146	124	94	—	—
Thrivent Partner Emerging Markets Equity Subaccount (April 30, 2008)[1]
Accumulation unit:
value at beginning of period	$11.86	$12.27	$13.39	$10.75	$12.19	$9.68	$5.60	$10.00	$—	$—
value at end of period	$10.14	$11.86	$12.27	$13.39	$10.75	$12.19	$9.68	$5.60	$—	$—
number outstanding at end of period (000 omitted)	165	206	221	218	235	264	172	61	—	—
Thrivent Real Estate Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$34.54	$26.69	$26.41	$22.72	$21.11	$16.73	$13.10	$21.11	$25.66	$19.33
value at end of period	$35.10	$34.54	$26.69	$26.41	$22.72	$21.11	$16.73	$13.10	$21.11	$25.66
number outstanding at end of period (000 omitted)	291	315	327	363	416	503	587	740	946	1,360
Thrivent Small Cap Stock Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$20.71	$19.99	$14.87	$13.74	$14.68	$11.86	$9.96	$16.12	$15.36	$13.77
value at end of period	$19.85	$20.71	$19.99	$14.87	$13.74	$14.68	$11.86	$9.96	$16.12	$15.36
number outstanding at end of period (000 omitted)	683	291	318	353	437	555	647	735	900	1,097
Thrivent Small Cap Index Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$26.21	$25.15	$18.06	$15.75	$15.83	$12.72	$10.26	$15.05	$15.30	$13.48
value at end of period	$25.36	$26.21	$25.15	$18.06	$15.75	$15.83	$12.72	$10.26	$15.05	$15.30
number outstanding at end of period (000 omitted)	280	282	308	310	372	440	520	612	859	1,110
Thrivent Mid Cap Stock Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$25.75	$23.26	$17.35	$15.35	$16.56	$13.33	$9.69	$16.54	$15.82	$14.11
value at end of period	$25.48	$25.75	$23.26	$17.35	$15.35	$16.56	$13.33	$9.69	$16.54	$15.82
number outstanding at end of period (000 omitted)	3,053	351	386	417	501	644	760	901	1,211	1,437
Thrivent Mid Cap Index Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$26.55	$24.57	$18.69	$16.10	$16.65	$13.37	$9.89	$15.69	$14.74	$13.57
value at end of period	$25.60	$26.55	$24.57	$18.69	$16.10	$16.65	$13.37	$9.89	$15.69	$14.74
number outstanding at end of period (000 omitted)	309	304	317	330	356	463	544	647	904	1,116
Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$9.70	$10.37	$9.01	$7.68	$8.83	$7.87	$6.05	$10.00	$—	$—
value at end of period	$9.52	$9.70	$10.37	$9.01	$7.68	$8.83	$7.87	$6.05	$—	$—
number outstanding at end of period (000 omitted)	3,339	3,654	4,019	4,444	525	626	525	244	—	—
Thrivent Partner All Cap Subaccount (Novmber 30, 2001)
Accumulation unit:
value at beginning of period	$17.66	$15.91	$12.11	$10.67	$11.33	$9.85	$7.75	$13.73	$11.53	$10.10
value at end of period	$17.86	$17.66	$15.91	$12.11	$10.67	$11.33	$9.85	$7.75	$13.73	$11.53
number outstanding at end of period (000 omitted)	419	407	458	509	604	721	876	1,053	1,428	1,548
Thrivent Large Cap Growth Subaccount (March 8, 1988)
Accumulation unit:
value at beginning of period	$90.79	$82.71	$61.42	$52.11	$55.62	$50.79	$36.32	$63.31	$54.83	$51.94
value at end of period	$99.21	$90.79	$82.71	$61.42	$52.11	$55.62	$50.79	$36.32	$63.31	$54.83
number outstanding at end of period (000 omitted)	2,955	3,221	3,559	3,968	4,547	5,319	6,261	7,363	9,084	11,769
1  Formerly known as Thrivent Partner Emerging Markets Subaccount.
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Appendix A—Condensed Financial Information
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Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Thrivent Partner Growth Stock Subaccount (Novmber 30, 2001)
Accumulation unit:
value at beginning of period	$21.79	$20.30	$14.78	$12.60	$12.93	$11.21	$7.91	$13.83	$12.80	$11.43
value at end of period	$23.85	$21.79	$20.30	$14.78	$12.60	$12.93	$11.21	$7.91	$13.83	$12.80
number outstanding at end of period (000 omitted)	372	364	381	421	466	603	708	923	1,304	1,530
Thrivent Large Cap Value Subaccount (Novmber 30, 2001)
Accumulation unit:
value at beginning of period	$19.18	$17.78	$13.64	$11.73	$12.24	$10.99	$9.17	$14.12	$13.64	$11.61
value at end of period	$18.30	$19.18	$17.78	$13.64	$11.73	$12.24	$10.99	$9.17	$14.12	$13.64
number outstanding at end of period (000 omitted)	1,306	1,478	1,645	1,773	2,178	2,685	3,186	3,881	5,116	6,185
Thrivent Large Cap Stock Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$15.66	$15.04	$11.73	$10.32	$10.94	$9.98	$7.91	$12.83	$12.06	$10.89
value at end of period	$15.97	$15.66	$15.04	$11.73	$10.32	$10.94	$9.98	$7.91	$12.83	$12.06
number outstanding at end of period (000 omitted)	785	797	869	857	1,051	1,332	1,650	2,056	2,728	3,397
Thrivent Large Cap Index Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$20.67	$18.46	$14.16	$12.39	$12.32	$10.86	$8.70	$13.99	$13.45	$11.79
value at end of period	$20.68	$20.67	$18.46	$14.16	$12.39	$12.32	$10.86	$8.70	$13.99	$13.45
number outstanding at end of period (000 omitted)	709	673	676	716	776	943	1,136	1,415	1,898	2,274
Thrivent High Yield Subaccount (March 8, 1988)
Accumulation unit:
value at beginning of period	$49.70	$49.28	$46.61	$40.52	$39.13	$34.53	$24.33	$31.16	$30.66	$28.11
value at end of period	$47.83	$49.70	$49.28	$46.61	$40.52	$39.13	$34.53	$24.33	$31.16	$30.66
number outstanding at end of period (000 omitted)	1,824	2,048	2,296	2,597	2,924	3,421	4,068	4,746	5,921	7,578
Thrivent Income Subaccount (March 8, 1988)
Accumulation unit:
value at beginning of period	$44.71	$42.37	$42.87	$39.05	$37.27	$33.78	$28.15	$31.93	$31.10	$29.83
value at end of period	$43.92	$44.71	$42.37	$42.87	$39.05	$37.27	$33.78	$28.15	$31.93	$31.10
number outstanding at end of period (000 omitted)	1,783	2,025	2,309	2,668	3,099	3,705	4,394	5,279	6,664	8,259
Thrivent Bond Index Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$15.74	$14.94	$15.49	$14.92	$13.94	$12.90	$12.02	$12.26	$11.73	$11.40
value at end of period	$15.69	$15.74	$14.94	$15.49	$14.92	$13.94	$12.90	$12.02	$12.26	$11.73
number outstanding at end of period (000 omitted)	263	352	420	506	505	596	683	764	946	1,070
Thrivent Limited Maturity Bond Subaccount (Novmber 30, 2001)
Accumulation unit:
value at beginning of period	$12.97	$12.90	$12.98	$12.58	$12.61	$12.11	$10.74	$11.60	$11.28	$10.91
value at end of period	$12.92	$12.97	$12.90	$12.98	$12.58	$12.61	$12.11	$10.74	$11.60	$11.28
number outstanding at end of period (000 omitted)	738	861	1,011	1,188	1,355	1,659	1,934	2,295	2,995	3,622
Thrivent Money Market Subaccount (February 18, 1988)
Accumulation unit:
value at beginning of period	$1.90	$1.92	$1.94	$1.96	$1.98	$2.00	$2.02	$1.98	$1.91	$1.84
value at end of period	$1.88	$1.90	$1.92	$1.94	$1.96	$1.98	$2.00	$2.02	$1.98	$1.91
number outstanding at end of period (000 omitted)	3,690	4,367	5,426	5,848	7,555	8,671	13,593	24,030	22,193	19,629
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TLIC VARIABLE ANNUITY ACCOUNT A
Statement of Additional Information
Dated April 30, 2016
For
Flexible Premium Deferred Variable Annuity Contract
Issued By
THRIVENT LIFE INSURANCE COMPANY
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: 800-847-4836 E-mail: mail@thrivent.com	625 Fourth Avenue South Minneapolis, MN 55415-1665 Telephone: 800-847-4836 E-mail: mail@thrivent.com
This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus dated April 30, 2016 (the “Prospectus”) describing a flexible premium deferred variable annuity contract (the “Contract”) previously offered by Thrivent Life Insurance Company (“Thrivent Life”).
Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, by calling 1-800-847-4836, or by accessing the Securities and Exchange Commission’s Web site at www.sec.gov.
Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.
1

INTRODUCTION
The Contract was issued by Thrivent Life, a stock life insurance company that is an indirect subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”), a fraternal benefit society organized under Wisconsin law. Thrivent Life began operating by its current name on or about June 13, 2003. Prior to that date, Thrivent Life did business as Lutheran Brotherhood Variable Insurance Products Company. The Contract may have been sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.
Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account, a separate account of Thrivent Life and/or to the Fixed Account (which is the general account of Thrivent Life, and which pays interest at a guaranteed fixed rate). The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (a “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). The prospectus for the Fund that accompany the Prospectus describe the investment objectives and attendant risks of the Portfolios of the Fund.
Additional Subaccounts (together with the related additional Portfolios) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to Fixed Account will accumulate at fixed rates of interest declared by Thrivent Life.
SERVICES
Service Agreements and Other Services Providers
Assurance and audit services are currently provided by PricewaterhouseCoopers LLP, whose address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.
Assurance and audit services for years prior to 2014 were provided by Ernst & Young LLP, whose address is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.
Thrivent Life and Thrivent Financial have entered into a Master Services Agreement whereby Thrivent Financial provides Thrivent Life with services relating to the keeping, preparing and filing of accounts, books, records and other documents required under federal or state law to the daily administration of the accounts, books and records. The services provided include among other things, operations, communications, legal, human resources, investment, distribution, financial, corporate services, product development and marketing. There is no custodian. The basis of the compensation is determined using a cost allocation systems agreed upon by the companies. Fees paid by Thrivent Life to Thrivent Financial for all variable life insurance and variable annuity contracts issued by Thrivent Life for such services for the last three fiscal years are shown below.
2013	2014	2015
$9,752,746	$8,724,231	$8,379,366
2

ADMINISTRATION OF THE CONTRACTS
Thrivent Financial performs certain investment and administrative duties for Thrivent Life pursuant to a written agreement. This agreement includes services performed for the administration of the Contracts along with other insurance products issued by Thrivent Life. The agreement is automatically renewed each year, unless either party terminates it. Under this agreement, Thrivent Life pays Thrivent Financial for salary costs and other services and an amount for indirect costs incurred through Thrivent Life’s use of Thrivent Financial’s personnel and facilities.
PRINCIPAL UNDERWRITER
Thrivent Investment Management Inc. (“Thrivent Investment Mgt.”), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a principal underwriting and servicing agreement to which Thrivent Investment Mgt. and Thrivent Life, on behalf of itself and the separate account, are parties. The Contract is no longer sold but we continue to take premium payments.
From time to time, Thrivent Life may offer to exchange this Contract offered in this Prospectus for the Flexible Premium Deferred Variable Annuity contract issued by Thrivent Financial in another prospectus (as part of Thrivent Variable Annuity Account I). No surrender charge will apply upon an exchange of Contracts pursuant to this exchange offer. In addition, as part of the exchange offer, the New Contracts will be deemed to have been issued on the same issue date as the Current Contract for purposes of computing the applicable surrender charge.
The offering of the contracts is continuous.
Thrivent Financial paid underwriting commissions for the last three fiscal years as shown below. Of these amounts, Thrivent Investment Mgt. retained $0.
2015	2014	2013
$647,961	$469,870	$1,243,458
STANDARD AND POOR’S DISCLAIMER
The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by Thrivent Financial for Lutherans (“Thrivent Financial”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent Financial. Thrivent Financial variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, and of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of Thrivent Financial variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent Financial variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent Financial with respect to the S& P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P Small Cap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent Financial or the Thrivent Financial variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent Financial or the owners of the Thrivent Financial variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S&P Dow Jones Indices is not
3

responsible for and has not participated in the determination of the prices, and amount of the Thrivent Financial variable insurance products or the timing of the issuance or sale of the Thrivent Financial variable insurance contract or in the determination or calculation of the equation by which a Thrivent Financial variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent Financial variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S& P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT FINANCIAL, OWNERS OF THE THRIVENT FINANCIAL VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT FINANCIAL, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS
The statutory-basis statements of assets, liabilities and surplus of Thrivent Life Insurance Company as of December 31, 2015, as well as the related statutory-basis statements of operations, surplus and cash flows for the years ended December 31, 2015, and 2014 and the related 2015 financial statement schedules appearing in this SAI and Registration Statement, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on their authority of such firm as experts in accounting and auditing.
The statutory-basis statements of operations, surplus and cash flow for Thrivent Life Insurance Company for the year ended December 31, 2013, and for the related supplementary schedules appearing in this SAI and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports, and are included in reliance upon such reports given on their authority of such firm as experts in accounting and auditing.
The financial statements of TLIC Variable Annuity Account A as of December 31, 2015, and for the periods indicated therein ended December 31, 2015 and December 31, 2014, appearing in this SAI and Registration Statement have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and are included in reliance upon such reports given on their authority of such firm as experts in accounting and auditing.
The financial statements of Thrivent Life Insurance Company included in this SAI and registration statement should be considered bearing only upon the ability of Thrivent Life Insurance Company to meet its obligations under the contracts. The value of the interests of owners and beneficiaries under the contracts are affected primarily by the investment results of the subaccounts of the variable accounts.
5

Independent Auditor’s Report
To the Board of Directors of Thrivent Life Insurance Company:
We have audited the accompanying statutory financial statements of Thrivent Life Insurance Company (the “Company”), which comprise the statutory-basis statement of assets, liabilities and capital and surplus as of December 31, 2015 and 2014, and the related statutory-basis statements of operations and cash flows for the years then ended.
Management's Responsibility for the Statutory Financial Statements
Management is responsible for the preparation and fair presentation of the statutory financial statements in accordance with accounting principles prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Minnesota; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.
Auditor's Responsibility
Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the statutory financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the statutory financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Minnesota which is a basis of accounting other than accounting principles generally accepted in the United States of America.
The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2015 and 2014, or the results of its operations or its cash flows for the years then ended.

Independent Auditor’s Report, continued
Opinion on Statutory Basis of Accounting
In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of Thrivent Life Insurance Company at December 31, 2015 and 2014, and the results of its operations and its cash flows for the years then ended in accordance with accounting principles prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Minnesota described in Note 1.
Other Matter
The related statutory basis statements of operations, capital and surplus, and cash flow for the year ended December 31, 2013 were audited by other auditors whose report, dated February 18, 2014, expressed an adverse opinion as to presentation in accordance with U.S. Generally Accepted Accounting Principles and an unqualified opinion as to presentation in accordance with the statutory basis of accounting on those statements.
Minneapolis, Minnesota
February 16, 2016

Report of Independent Auditors
The Board of Directors
Thrivent Life Insurance Company
We have audited the accompanying statutory-basis statements of operations, changes in capital and surplus, and cash flow for Thrivent Life Insurance Company for the year ended December 31, 2013.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the State of Minnesota Department of Commerce. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, to meet the requirements of the State of Minnesota the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the State of Minnesota Department of Commerce, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the results of operations or cash flow of Thrivent Life Insurance Company for the year ended December 31, 2013.
Opinion on Statutory-Basis of Accounting
However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of Thrivent Life Insurance Company for the year ended

Report of Independent Auditors, continued
December 31, 2013 in conformity with accounting practices prescribed or permitted by the State of Minnesota Department of Commerce.
Minneapolis, Minnesota
February 18, 2014

Report of Independent Auditors, continued
Thrivent Life Insurance Company
Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus
As of December 31, 2015 and 2014
(in thousands)
	2015	2014
Admitted Assets
Bonds	$1,870,682	$1,780,445
Stocks	400	400
Cash, cash equivalents and short-term investments	75,012	46,825
Contract loans	13,370	13,108
Receivables for securities	43	40
Investment in Thrivent Cash Management Trust	12,643	8,214
Investment in Thrivent Asset Management, LLC	2,271	1,740
Other invested assets	1,998	1,998
Total cash and invested assets	1,976,419	1,852,770
Accrued investment income	15,973	15,665
Other assets	10,276	10,984
Assets held in separate accounts	1,516,708	1,621,010
Total Admitted Assets	$3,519,376	$3,500,429
Liabilities
Aggregate reserves for life and annuity contracts	$1,672,206	$1,560,976
Deposit liabilities	113,835	113,171
Contract claims	17,261	14,039
Interest maintenance reserve	7,474	9,262
Transfers due from separate account	(4,029)	(4,118)
Asset valuation reserve	17,661	16,245
Payable for securities	14,410	—
Securities lending obligation	12,643	8,214
Other liabilities	1,735	1,977
Liabilities related to separate accounts	1,516,708	1,621,010
Total Liabilities	3,369,904	3,340,776
Capital and Surplus
Common stock	5,000	5,000
Gross paid-in and contributed surplus	90,800	90,800
Unassigned funds	53,672	63,853
Total Capital and Surplus	149,472	159,653
Total Liabilities and Capital and Surplus	$3,519,376	$3,500,429
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Life Insurance Company
Statutory-Basis Statements of Operations
For the Years Ended December 31, 2015, 2014 and 2013
(in thousands)
	2015	2014	2013
Revenues
Premiums	$ 144,852	$ 115,396	$ 147,853
Considerations for supplementary contracts with life contingencies	7,211	5,436	7,507
Net investment income	79,206	85,570	86,322
Separate account fees	23,612	24,102	23,566
Amortization of interest maintenance reserve	1,768	2,397	2,587
Other revenues	—	1	1
Total Revenues	256,649	232,902	267,836
Benefits and Expenses
Death benefits	8,776	5,051	5,664
Surrender and other benefits	224,108	236,173	224,324
Change in reserves	111,230	63,006	107,600
Total benefits	344,114	304,230	337,588
Commissions	1,379	1,150	2,488
General insurance expenses	7,922	9,636	10,557
Transfers from separate accounts, net	(115,974)	(113,344)	(116,179)
Total expenses and net transfers	(106,673)	(102,558)	(103,134)
Total Benefits and Expenses	237,441	201,672	234,454
Gain from Operations before Federal Income Taxes and Capital Gains and Losses	19,208	31,230	33,382
Federal income tax expense	4,818	7,300	9,387
Gain from Operations before Capital Gains and Losses	14,390	23,930	23,995
Realized capital gains (losses), net	(750)	(614)	1,213
Net Income	$ 13,640	$ 23,316	$ 25,208
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Life Insurance Company
Statutory-Basis Statements of Capital and Surplus
For the Years Ended December 31, 2015, 2014 and 2013
(in thousands)
	2015	2014	2013
Capital and Surplus, Beginning of Year	$159,653	$162,607	$167,820
Net income	13,640	23,316	25,208
Change in unrealized investment gains (losses)	531	(2,605)	731
Change in non-admitted assets	214	431	(28)
Change in asset valuation reserve	(1,416)	127	(2,518)
Change in deferred income taxes	(150)	(246)	(1,606)
Dividends to shareholder	(23,000)	(23,977)	(27,000)
Capital and Surplus, End of Year	$149,472	$159,653	$162,607
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Life Insurance Company
Statutory-Basis Statements of Cash Flow
For the Years Ended December 31, 2015, 2014 and 2013
(in thousands)
	2015	2014	2013
Cash from Operations
Premiums	$ 152,061	$ 120,832	$ 155,361
Net investment income	81,401	85,635	88,827
Other revenues	23,613	24,104	23,567
	257,075	230,571	267,755
Benefit- and loss-related payments	(226,291)	(234,024)	(223,326)
Transfers from separate account, net	116,063	114,276	110,916
Commissions and expenses	(9,302)	(10,870)	(13,092)
Federal income taxes paid	(3,938)	(10,670)	(8,559)
Net Cash from Operations	133,607	89,283	133,694
Cash from Investments
Proceeds from investments sold, matured or repaid:
Bonds	282,618	320,191	326,503
Total proceeds from investments sold, matured or repaid	282,618	320,191	326,503
Cost of investments acquired:
Bonds	(376,137)	(377,794)	(480,503)
Miscellaneous Applications	(1)	—	—
Total cost of investments acquired	(376,138)	(377,794)	(480,503)
Net proceeds from (investment in) Thrivent Cash Management Trust	(4,429)	1,685	922
Change in contract loans	(263)	(1,002)	(278)
Transactions under mortgage dollar roll program, net	—	—	57,217
Change in net amounts due to/from broker	14,406	—	(57,167)
Change in securities lending obligation	4,429	(1,685)	(922)
Net Cash from Investments	(79,377)	(58,605)	(154,228)
Cash from Financing and Miscellaneous Sources
Net deposits (payments) on deposit-type contracts	(2,775)	(4,645)	(3,870)
Dividends to shareholder	(23,000)	(21,800)	(27,000)
Other	(268)	(127)	(964)
Net Cash from Financing and Miscellaneous Sources	(26,043)	(26,572)	(31,834)
Net Change in Cash, Cash Equivalents and Short-Term Investments	28,187	4,106	(52,368)
Cash, Cash Equivalents and Short-Term Investments, Beginning of Year	46,825	42,719	95,087
Cash, Cash Equivalents and Short-Term Investments, end of year	$ 75,012	$ 46,825	$ 42,719
Supplemental information:
Non-cash dividend to Shareholder	$ —	$ 2,176	$ —
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements
For the Years Ended December 31, 2015, 2014 and 2013
1. Nature of Operations and Significant Accounting Policies
Nature of Operations
Thrivent Life Insurance Company (“the Company”) is a wholly owned subsidiary of Thrivent Financial Holdings, Inc. (“Holdings”), which is a wholly owned subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”). The Company, together with Thrivent Financial, a fraternal benefit society, provides financial products and services to its members through a network of career financial representatives. Products include variable life insurance and variable annuities. The Company is licensed to sell business in 41 states throughout the United States but has not issued any new contracts since 2003.
Significant Accounting Policies
The accompanying statutory-basis financial statements have been prepared in accordance with statutory accounting practices (“SAP”) prescribed or permitted by the State of Minnesota Department of Commerce.
Use of Estimates
The preparation of statutory-basis financial statements in conformity with SAP requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. The more significant estimates involve those relating to fair values of investments and reserves for life and annuity contracts. Actual results could differ from those estimates.
The significant accounting practices used in preparation of the statutory-basis financial statements are summarized as follows.
Investments
Bonds:  Bonds are generally carried at amortized cost, depending on the nature of the security and as prescribed by National Association of Insurance Commissioner (“NAIC”) guidelines. Discounts or premiums on bonds are amortized over the term of the securities using the modified scientific method. Discounts or premiums on loan-backed and structured securities are amortized over the term of the securities using the modified scientific method, adjusted to reflect anticipated pre-payment patterns. Pre-payment assumptions are consistent with current interest rates.
The Company has participated in a mortgage dollar roll program to enhance the yield on its mortgage-backed security (“MBS”) portfolio. MBS dollar rolls are transactions whereby the Company sells an MBS and subsequently enters into a commitment to purchase another security at a later date. The Company’s mortgage dollar roll program generally includes a series of MBS dollar rolls extending for more than a year. The Company had no holdings or activity in the mortgage dollar roll program as of and for the years ended December 31, 2015 or 2014. Net dollar roll transaction activity is reported in the Statement of Cash Flows for the year ended December 31, 2013.
Stocks:  Preferred stocks are generally carried at amortized cost.
Contract loans:  Contract loans are generally carried at their aggregate unpaid balances. Policy loans are collateralized by the cash surrender value of the associated insurance contracts.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Investments, continued
Cash, cash equivalents and short-term investments:  Cash and cash equivalents are carried at amortized cost. Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are carried at fair value.
Investment in Thrivent Cash Management Trust:  The Company invests in the Thrivent Cash Management Trust (“Cash Mgt. Trust”) as part of the securities lending program. The investment in the Cash Mgt. Trust is carried at fair value.
Investment in Thrivent Asset Management, LLC:  The Company has an investment in Thrivent Asset Management, LLC (“Asset Mgt.”), a limited liability company which is valued based on its audited U.S. generally accepted accounting principles (“GAAP”) equity. The Company’s Board of Directors approved the transfer of one-half of the Company’s 40% ownership interest in Asset Mgt. to Holdings through a dividend distribution arrangement on March 26, 2014. As a result the Company recorded a dividend to shareholder in the amount of $2.2 million and reduced its investment by the same amount.
Other invested assets:  Other invested assets include investments in surplus notes, which are carried at amortized cost.
Securities lending:  Securities loaned under the Company’s securities lending agreement are carried in the Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus at amortized cost or fair value, depending on the nature of the security and as prescribed by NAIC guidelines. The Company generally receives cash collateral in an amount that is in excess of the market value of the securities loaned, and the cash collateral is invested in an affiliated money market mutual fund included in Investment in Thrivent Cash Management Trust on the Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus. A liability is also recognized for the amount of the collateral. Market values of securities loaned and collateral are monitored daily and additional collateral is obtained as necessary. The Company requires a minimum level of collateral to be held for loaned securities.
Offsetting assets and liabilities:  The Company presents securities lending agreements on a gross basis in the statutory-basis financial statements.
Unrealized investment gains and losses:  Unrealized investment gains and losses on unaffiliated stocks are accounted for as a direct increase or decrease of surplus.
Realized capital gains and losses:  Realized capital gains and losses on sales of securities are determined using an average cost method. The Company periodically reviews its security portfolios and evaluates those securities where the current fair value is less than amortized cost for indicators that the decline in value is other-than-temporary. This review includes an evaluation of each security issuer’s creditworthiness, such as its ability to generate operating cash flow and remain current on all debt obligations, as well as any changes in its credit ratings from third party agencies. Other factors include the severity and duration of the impairment, the Company’s ability to collect all amounts due according to the contractual terms of the debt security, and the Company’s ability and intent to hold the security for a period of time sufficient to allow for any anticipated recovery in the market.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Investments, continued
Realized capital gains and losses, continued
The potential need to sell securities in an unrealized loss position but which have no other indications of other-than-temporary impairment is evaluated based on the current market environment, near-term and long-term asset liability management strategies and target allocation strategies for various asset classes. Generally, the Company has the ability and intent to hold securities in an unrealized loss position for a period of time sufficient for the security to recover in value. Investments that are determined to be other-than-temporarily impaired are generally written down, and the write-down is included in realized capital gains and losses in the Statutory-Basis Statements of Operations. If, in response to changed conditions in the capital markets, the Company decides to sell a security in an unrealized loss position, a realized loss is recognized in the period that the decision is made to sell that security. Certain realized capital gains and losses on bonds sold prior to their maturity are transferred to the interest maintenance reserve.
Interest maintenance reserve:  The Company is required to maintain an interest maintenance reserve (“IMR”). The IMR is used to defer realized capital gains and losses, net of income taxes, on fixed income investments. Net realized capital gains and losses deferred to IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold.
Fair value of financial instruments:  In estimating the fair values for financial instruments, the amount of observable and unobservable inputs used to determine fair value is taken into consideration. Each of the financial instruments has been classified into one of three categories based on that evaluation. A Level 1 financial instrument is valued using quoted prices for identical assets in active markets that are accessible. A Level 2 financial instrument is valued based on quoted prices for similar instruments in active markets that are accessible, quoted prices for identical or similar instruments in markets that are not active, or model-derived valuations where the significant value driver inputs are observable. A Level 3 financial instrument is valued using significant value driver inputs that are unobservable.
Separate Accounts
Separate account assets and liabilities reported in the accompanying Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus represent funds that are separately administered for variable life insurance and variable annuities and for which the contractholder, rather than the Company, bears the investment risk. Fees charged on separate account contractholder deposits are recognized when due. Separate account assets, which consist of investment funds, are carried at fair value based on published market prices. Separate account liability values are not guaranteed; however, general account reserves include provisions for the guaranteed minimum death and living benefits contained in the contracts. Reserve assumptions for these benefits are discussed in the section Aggregate Reserves for Life and Annuity Contracts.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Aggregate Reserves for Life and Annuity Contracts
Contract reserves are based on statutory mortality and interest requirements and are designed to be sufficient to provide for all contractual benefits. Variable life insurance reserves for contracts issued prior to January 31, 1993, are equal to full account value. Reserves for all other variable life contracts are determined according to the Commissioner’s Reserve Valuation Method using interest rates of 4% to 5%. Reserves for variable annuities are computed using the methods and assumptions specified in Actuarial Guideline 43, including assumptions for guaranteed minimum death benefits. Reserves for supplemental benefits, minimum death benefit guarantees, and other fixed benefits are maintained in the general account and are determined using statutory mortality/morbidity bases and interest rates predominantly ranging from 2.5% to 4.0%. The Company waives deduction of deferred fractional premiums upon death of insureds and returns any portion of the final premium related to coverage beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
Deposit Liabilities
Deposit liabilities have been established on certain annuity and supplemental contracts that do not subject the Company to mortality and morbidity risk. Changes in future benefits on these deposit-type contracts are classified as deposit-type transactions and thereby excluded from net additions to contract reserves.
Contract Claims Liabilities
Claim liabilities are established in amounts estimated to cover incurred claims. These liabilities are based on individual case estimates for reported claims and estimates of unreported claims, based on past experience.
Asset Valuation Reserve
The Company is required to maintain an asset valuation reserve (“AVR”), which is a liability calculated using a formula prescribed by the NAIC. The AVR is intended to protect surplus against potential declines in the value of investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the Statutory-Basis Statements of Capital and Surplus.
Premiums
Traditional life insurance premiums are recognized as revenue when due. Variable life and annuity premiums and considerations on supplementary contracts are recognized when received.
Income Taxes
The Company files a consolidated federal income tax return with Holdings. The federal income taxes are recognized on a separate-return basis, in accordance with a tax-sharing agreement with Holdings, whereby the federal income tax provision is based upon amounts estimated to be currently payable and deferred income taxes resulting from temporary differences between statutory-basis financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Subsequent Events
The Company evaluated events or transactions that may have occurred after the Statutory-Basis Statement of Assets, Liabilities and Capital and Surplus date for potential recognition or disclosure through February 16, 2016, the date the statutory-basis financial statements were available to be issued. There were no subsequent events or transactions which required recognition or disclosure.
2. Investments
Bonds
The admitted value and fair value of the Company’s investment in bonds is summarized as follows (in thousands):
	Admitted Value	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2015
U.S. government and agency securities	$ 170,376	$ 5,760	$ 136	$ 176,000
U.S. state and political subdivision securities	1,012	440	—	1,452
Securities issued by foreign governments	16,920	949	504	17,365
Corporate debt securities	1,181,874	43,667	35,332	1,190,209
Residential mortgage-backed securities	374,808	7,117	2,661	379,264
Commercial mortgage-backed securities	103,810	1,354	558	104,606
Other debt obligations	21,882	485	168	22,199
Total bonds	$1,870,682	$59,772	$39,359	$1,891,095
December 31, 2014
U.S. government and agency securities	$ 187,773	$ 8,470	$ 212	$ 196,031
U.S. state and political subdivision securities	1,013	530	—	1,543
Securities issued by foreign governments	26,409	1,640	—	28,049
Corporate debt securities	1,154,367	74,234	8,850	1,219,751
Residential mortgage-backed securities	291,814	9,105	896	300,023
Commercial mortgage-backed securities	94,193	3,792	84	97,901
Other debt obligations	24,876	432	157	25,151
Total bonds	$1,780,445	$98,203	$10,199	$1,868,449

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Bonds, continued
The admitted value and fair value of bonds by contractual maturity as of December 31, 2015, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
	Admitted Value	Fair Value
Due in one year or less	$ 80,733	$ 81,514
Due after one year through five years	388,253	402,239
Due after five years through ten years	671,703	665,411
Due after ten years	729,993	741,931
Total bonds	$1,870,682	$1,891,095
The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual bonds have been in a continuous unrealized loss position (dollars in thousands):
	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2015
U.S. government and agency securities	5	$ 37,814	$ 136	—	$ —	$ —
U.S. state and political subdivision securities	—	—	—	—	—	—
Securities issued by foreign governments	1	1,450	504	—	—	—
Corporate debt securities	450	425,153	25,053	49	36,020	10,279
Residential mortgage-backed securities	17	179,829	1,645	7	19,152	1,016
Commercial mortgage-backed securities	8	41,080	558	—	—	—
Other debt obligations	3	8,926	35	2	3,877	133
Total bonds	484	$694,252	$27,931	58	$ 59,049	$11,428
December 31, 2014
U.S. government and agency securities	—	$ —	$ —	2	$ 22,823	$ 212
U.S. state and political subdivision securities	—	—	—	—	—	—
Securities issued by foreign governments	—	—	—	—	—	—
Corporate debt securities	119	119,731	4,739	116	103,872	4,111
Residential mortgage-backed securities	1	7,014	13	8	49,384	883
Commercial mortgage-backed securities	1	5,128	19	1	5,059	65
Other debt obligations	1	2,993	6	2	3,859	151
Total bonds	122	$134,866	$ 4,777	129	$184,997	$ 5,422
Based on the Company’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Stocks
The cost and fair value of the Company’s investment in stocks as of December 31 are summarized as follows (in thousands):
	2015	2014
Unaffiliated preferred stock:
Cost/statement value	$400	$400
Gross unrealized gains	7	31
Gross unrealized losses	—	—
Fair value	$407	$431
The Company had no stocks in an unrealized loss position as of December 31, 2015 or 2014.
Securities Lending
Elements of the securities lending program are presented below as of December 31 (in thousands):
	2015	2014
Loaned securities:
Carrying value	$13,213	$8,565
Fair value	12,363	8,038
Cash collateral reinvested:
Carrying value	$12,643	$8,214
Fair value	12,643	8,214
Aging of cash collateral liability:
Open collateral positions	$12,643	$8,214
Pledged and Restricted Assets
The Company owns assets which are pledged to others as collateral or are otherwise restricted. The Company had pledged and restricted assets of $15.9 million and $11.5 million as of December 31, 2015 and 2014, respectively. Total pledged and restricted assets, which include state deposits and collateral held under securities lending agreements, are less than 1% of total admitted assets.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Net Investment Income
Investment income by type of investment for the years ended December 31 is summarized as follows (in thousands):
	2015	2014	2013
Bonds	$73,656	$74,430	$72,463
Stocks	32	32	32
Contract loans	1,027	963	877
Cash, cash equivalents and short-term investments	60	16	51
Thrivent Asset Management, LLC	5,225	11,168	14,000
Other invested assets	424	185	228
	80,424	86,794	87,651
Investment expenses	(1,218)	(1,224)	(1,329)
Net investment income	$79,206	$85,570	$86,322
Realized Capital Gains and Losses
Realized capital gains and losses for the years ended December 31 were as follows (in thousands):
	2015	2014	2013
Net gains (losses) on sales:
Bonds:
Gross gains	$ 3,417	$ 5,072	$ 5,562
Gross losses	(3,442)	(1,266)	(5,212)
Net gains (losses) on sales	(25)	3,806	350
Provisions for losses	(754)	(628)	(181)
Realized capital gains (losses)	(779)	3,178	169
Transfers from (to) interest maintenance reserve, net of tax	20	(2,460)	57
Taxes on realized capital gains and losses	9	(1,332)	987
Realized capital gains (losses), net	$ (750)	$ (614)	$ 1,213
Proceeds from the sale of investments in bonds, net of mortgage dollar roll transactions, were $213 million, $239 million and $240 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Realized Capital Gains and Losses, continued
The Company recognized no other-than-temporary impairments on loan-backed and structured securities during 2015. The Company recognized other-than-temporary impairments during the years ended December 31, 2014 and 2013, on the following loan-backed and structured securities where the present value of cash flows expected to be collected were less than the amortized cost basis of the security (in thousands):
CUSIP	Book Value Before Impairment	Impairment Recognized	Amortized Cost After Impairment	Fair Value as of Date Impaired	Period Impaired
75971EAJ5	3,026	628	2,398	2,320	4Q 2014
	$3,026	$628	$2,398	$2,320
12666UAC7	$4,893	$103	$4,790	$4,009	4Q 2013
43739ECN5	2,831	78	2,753	2,333	4Q 2013
	$7,724	$181	$7,543	$6,342
3. Policyholder Liabilities
Many of the contracts issued by the Company, primarily annuities, do not subject the Company to mortality or morbidity risk. These contracts may have certain limitations placed upon the amount of funds that can be withdrawn without penalties. The following table summarizes these liabilities by their withdrawal characteristics as of December 31 (dollars in thousands):
	General Account	Separate Account Without Guarantees	Total	% of Total
December 31, 2015
Subject to discretionary withdrawal:
At fair value	$ —	$1,268,818	$1,268,818	41%
At book value without adjustment	1,612,292	—	1,612,292	53
Not subject to discretionary withdrawal	156,796	21,401	178,197	6
Total	$1,769,088	$1,290,219	$3,059,307	100%
December 31, 2014
Subject to discretionary withdrawal:
At fair value	$ —	$1,366,970	$1,366,970	45%
At book value without adjustment	1,497,726	—	1,497,726	49
Not subject to discretionary withdrawal	160,241	23,652	183,893	6
Total	$1,657,967	$1,390,622	$3,048,589	100%

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
3. Policyholder Liabilities, continued
The above policyholder liabilities are recorded in the following captions of the Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus as of December 31 (in thousands):
	2015	2014
Aggregate reserves for life and annuity contracts	$1,655,253	$1,544,796
Deposit liabilities	113,835	113,171
Liabilities related to separate accounts	1,290,219	1,390,622
Total	$3,059,307	$3,048,589
The Company has no insurance in force as of December 31, 2015, 2014 and 2013, where the gross premiums are less than the net premiums according to the standard valuation requirements set by the State of Minnesota.
4. Income Taxes
The current income tax expense of the Company as of December 31 was as follows (in thousands):
	2015	2014	2013
Federal	$4,818	$7,300	$9,387
Federal income tax on net capital gains	(9)	1,332	(987)
Total federal income taxes	$4,809	$8,632	$8,400
The components of the Company’s net income tax asset as of December 31 were as follows (in thousands):
	2015	2014
Tax receivable	$ 1,390	$ 2,261
Net deferred tax asset	8,792	8,727
Total	$10,182	$10,988
As of December 31, 2015 and 2014, the tax receivable and the deferred tax asset are components of other assets on the Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
4. Income Taxes, continued
Deferred income taxes reflect the impact of temporary differences between the statutory-basis financial statement carrying amounts and the tax bases of assets and liabilities. The components of the Company’s net deferred tax asset as of December 31, were as follows (in thousands):
	2015	2014
Deferred tax assets:
Ordinary:
Reserves	$ 2,982	$ 3,219
Deferred acquisition costs	1,687	1,775
Deferred compensation	2,103	2,114
Other	22	25
Total ordinary	6,794	7,133
Capital:
Investments	5,754	5,490
Total capital	5,754	5,490
Total deferred tax assets	12,548	12,623
Deferred tax liabilities:
Ordinary:
Market discount accretion	(646)	(571)
Total deferred tax liabilities	(646)	(571)
Net deferred tax asset	11,902	12,052
Non-admissible deferred tax assets (all ordinary)	3,110	3,325
Total admissible net deferred tax assets	$ 8,792	$ 8,727

Components of admissible net deferred tax assets:
Ordinary:
Available to be recovered from loss carrybacks	$3,038	$3,237
Deferred tax assets to be offset against deferred tax liabilities	646	571
Deferred tax liabilities	(646)	(571)
Capital:
Available to be recovered from loss carrybacks	1,323	3,838
Expected to offset future taxable capital losses	4,431	1,652
Total admissible net deferred tax assets	$8,792	$8,727
There are no tax contingencies recorded that warrant disclosure, and the Company has made no provisions for uncertain tax positions. Tax years 2013 through 2015 remain subject to examination by the Internal Revenue Service (IRS). The tax year 2013 is currently under examination by the IRS.
As of December 31, 2015, the Company had impaired capital losses of $16.4M and capital gains in the carryback period of $3.8M. Through tax planning strategies the remaining capital losses were admitted as the Company had unrealized capital gains of $59.8M as of December 31, 2015. The impact of tax-planning strategies in the determination of adjusted gross deferred tax assets (“DTAs”) and the determination of net admitted DTAs, by percentage and by tax character is 0% and 77.0% for ordinary and capital assets,

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
4. Income Taxes, continued
respectively. The Company’s tax planning strategies do not include the use of reinsurance.
The adjusted capital and surplus used in determining the recovery period and threshold limitations were $167 million and $176 million for the years ended December 31, 2015 and 2014, respectively. The ratio percentage used in determining the recovery period and threshold limitation was 1053% and 1243% for the years ended December 31, 2015 and 2014, respectively. The resulting adjusted gross deferred tax limitation threshold was $25.1 million and $26.4 million for the years ended December 31, 2015 and 2014, respectively.
The Company’s effective tax rate for the years ended December 31, 2015, 2014 and 2013 was 27%, 29% and 30%, respectively. The difference between the statutory tax rate and the effective tax rate is due primarily to the dividends received deduction.
At December 31, 2015, the Company had no capital loss carryforward. In addition, tax expenses of $5 million, $9 million and $10 million from the years 2015, 2014 and 2013, respectively, are available for offset against future losses.
5. Separate Accounts
The Company administers and invests funds segregated into separate accounts for the exclusive benefit of variable life and variable annuity contract holders. All of the separate accounts of the Company are considered non-guaranteed; however, all variable deferred annuity contracts within the non-guaranteed separate account contain a guaranteed minimum death benefit backed by the general account. As of December 31, 2015 and 2014, the maximum amount of that guarantee was estimated at $9 million and $6 million, respectively. There were no explicit risk charges paid by separate account contract holders for these guarantees. The following table presents the amounts paid for guaranteed death benefits for the years ended December 31 (in thousands):
	2015	2014	2013	2012	2011
Payments for guaranteed benefits	$390	$45	$256	$255	$473
The distribution of investments in the separate account assets as of December 31 was as follows:
	2015	2014
Equity funds	67%	65%
Bond funds	24	26
Balanced funds	8	8
Other	1	1
Total separate account assets	100%	100%

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
5. Separate Accounts, continued
The following tables summarize activity for the separate account as of and for the years ended December 31 (in thousands):
	NonIndexed Guarantee	Non- Guaranteed	Total
December 31, 2015
Reserves:
For accounts with assets at fair value	$—	$1,512,679	$1,512,679
By withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$—	$1,491,278	$1,491,278
Not subject to discretionary withdrawal	—	21,401	21,401
Total	$—	$1,512,679	$1,512,679
December 31, 2014
Reserves:
For accounts with assets at fair value	$—	$1,616,892	$1,616,892
By withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$—	$1,593,240	$1,593,240
Not subject to discretionary withdrawal	—	23,652	23,652
Total	$—	$1,616,892	$1,616,892

	2015	2014	2013
Premiums, considerations and deposits:
Non-indexed guarantee	$ —	$ —	$ —
Non-guaranteed	37,279	33,829	35,326
Total	$37,279	$33,829	$35,326

	2015	2014	2013
Transfers to separate accounts	$ 37,279	$ 33,829	$ 34,904
Transfers from separate accounts	(153,253	(147,174)	(151,093)
Other items	—	1	10
Transfers from separate accounts, net	$(115,974)	$(113,344)	$(116,179)

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
6. Capital and Surplus
The capital stock of the Company consists of 2,000,000 shares of common stock authorized, issued and outstanding with a par value of $2.50 per share. The amount of dividends that the Company may pay to its parent without prior approval of the State of Minnesota Department of Commerce is limited to the greatest of 10% of statutory-basis surplus as of the prior year-end or 100% of statutory-basis gain from operations. In 2015, 2014 and 2013, the Company declared cash dividends to its parent in the amounts of $23 million, $21.8 million and $27.0 million, respectively. Additionally, in 2014 $2.2 million of ownership in Asset Mgt. was transferred as a dividend.
The Company is subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. The Company exceeds the RBC requirements as of December 31, 2015 and 2014.
Unassigned funds were represented or reduced by the following categories and amounts as of December 31 (in thousands):
	2015	2014
Unrealized gains and losses	$ 2,269	$ 1,738
Non-admitted assets	(3,112)	(3,326)
Asset valuation reserve	(17,661)	(16,245)
7. Fair Value of Financial Instruments
The financial instruments of the Company have been classified, for disclosure purposes, into one of three categories based on the evaluation of the amount of observable and unobservable inputs used to determine fair value.
Fair Value Descriptions
Level 1 Financial Instruments
Level 1 financial instruments reported at fair value include short-term investments and investment in cash management trust. Short-term investments reported at fair value include investments in money market funds, and the fair value is based on quoted daily net asset value of the invested funds. The fair value of the investment in Cash Mgt. Trust is based on the quoted daily net asset values of the invested funds.
Level 1 financial instruments not reported at fair value include bonds, which are priced based on quoted market prices, and primarily include U.S. Treasury bonds and cash.
Level 2 Financial Instruments
Level 2 financial instruments reported at fair value include assets held in separate accounts. The fair values for separate account assets are based on published daily net asset values of the funds in which the separate accounts are invested.
Level 2 financial instruments not reported at fair value include bonds, unaffiliated preferred stocks, cash and cash equivalents, other invested assets and liabilities related to separate accounts.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
7. Fair Value of Financial Instruments, continued
Fair Value Descriptions, continued
Level 2 Financial Instruments, continued
Bonds that are priced using a third party pricing vendor include corporate debt securities, asset-backed securities and other debt obligations. Pricing from a third party pricing vendor varies by asset class but generally includes inputs such as estimated cash flows, benchmark yields, reported trades, issuer spreads, bids, offers, credit quality, industry events and economic events. Fair values of unaffiliated preferred stocks are priced using market quotes where stocks are not considered actively traded.
Cash and cash equivalents consist of demand deposits and highly liquid investments purchased with an original maturity date of three months or less. The carrying amounts for cash and cash equivalents approximate their fair values. Other invested assets include investments in surplus notes in which the fair values are based on quoted market prices, where available. The fair values for separate account assets are based on published daily net asset values of the funds in which the separate accounts are invested. The carrying amounts of liabilities related to separate accounts reflect the amounts in the separate account assets and approximate their fair values.
Level 3 Financial Instruments
Level 3 financial instruments not reported at fair value include contract loans, deferred annuities and other deposit contracts. The reported amounts for contract loans approximate their fair values. The fair values for deferred annuities and other deposit contracts, which include supplementary contracts without life contingencies and deferred income settlement options, are estimated to be the cash surrender value payable upon immediate withdrawal.
Financial Instruments Carried at Fair Value
The fair values of the Company’s financial instruments measured and reported at fair value are presented below (in thousands).
	Level 1	Level 2	Level 3	Total
December 31, 2015
Short-term investments	$ 846	$ —	$—	$ 846
Investment in Thrivent Cash Management Trust	12,643	—	—	12,643
Assets held in separate accounts	—	1,516,708	—	1,516,708
Total	$13,489	$1,516,708	$—	$1,530,197
December 31, 2014
Short-term investments	$ 577	$ —	$—	$ 577
Investment in Thrivent Cash Management Trust	8,214	—	—	8,214
Assets held in separate accounts	—	1,621,010	—	1,621,010
Total	$ 8,791	$1,621,010	$—	$1,629,801

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
7. Fair Value of Financial Instruments, continued
Transfers
The Company had no transfers into or out of Level 1 or Level 2 fair value measurements during 2015 or 2014 that required disclosures. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.
Valuation Assumptions
The results of the valuation methods presented in this footnote are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instrument. These fair values are for certain financial instruments of the Company; accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.
Fair Value of All Financial Instruments
The carrying value and estimated fair value of all financial instruments as of December 31 were as follows (in thousands).
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2015
Financial assets:
Bonds	$1,870,682	$135,127	$1,755,969	$ —	$1,891,096
Unaffiliated preferred stocks	400	—	407	—	407
Cash, cash equivalents and short-term investments	75,012	746	74,166	—	75,012
Contract loans	13,370	—	—	13,371	13,371
Investment in cash management trust	12,643	12,643	—	—	12,643
Other invested assets	1,998	—	2,484	—	2,484
Assets held in separate accounts	1,516,708	—	1,516,708	—	1,516,708
Financial liabilities:
Deferred annuities	1,516,350	—	—	1,515,877	1,515,877
Other deposit contracts	113,835	—	—	113,835	113,835
Liabilities related to separate accounts	1,516,708	—	1,516,708	—	1,516,708

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
7. Fair Value of Financial Instruments, continued
Fair Value of All Financial Instruments, continued
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2014
Financial assets:
Bonds	$1,780,445	$142,934	$1,725,515	$ —	$1,868,449
Unaffiliated preferred stocks	400	—	431	—	431
Cash, cash equivalents and short-term investments	46,825	577	46,248	—	46,825
Contract loans	13,108	—	—	13,108	13,108
Investments in cash management trust	—	8,214	—	—	8,214
Other invested assets	1,998	—	2,685	—	2,685
Assets held in separate accounts	1,621,010	—	1,621,010	—	1,621,010
Financial liabilities:
Deferred annuities	1,400,646	—	—	1,400,646	1,400,646
Other deposit contracts	113,171	—	—	113,171	113,171
Liabilities related to separate accounts	1,621,010	—	1,621,010	—	1,621,010
8. Contingent Liabilities
The Company is involved in various lawsuits, contractual matters and other contingencies that have arisen from the normal course of business. The Company assesses its exposure to these matters periodically and adjusts its provision accordingly. As of December 31, 2015, the Company believes adequate provision has been made for any potential losses that may result from these matters.
9. Related Party Transactions
The following information describes investments the Company has made in related parties as of December 31, 2015 and 2014, respectively.
As of December 31, 2015, the Company has no directly-owned subsidiary, controlled or affiliated (SCA) investments that are valued using methods in accordance with SSAP No. 97 Investments in Subsidiary, Controlled and Affiliated Entities. The Company has a direct ownership interest in the following SCA investment that is valued in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies: Thrivent Asset Management LLC with gross amount and admitted asset amount of $2.3 million and $1.7 million as of December 31, 2015 and 2014, respectively.
The Company has an agreement whereby Thrivent Financial provides administrative and operating functions on behalf of the Company. Expenses allocated to the Company under the terms of this agreement totaled $9 million, $10 million and $11 million for the years ended December 31, 2015, 2014 and 2013, respectively. As of December 31, 2015 and 2014, the Company has a net payable to Thrivent Financial totaling $1 million and $1 million, respectively, which is included in other liabilities on the Statutory-Basis Statements of Assets, Liabilities and Capital and Surplus.
The Company has an agreement with an affiliate who distributes its variable products. Under the terms of the agreement, the Company paid commissions, bonuses and other benefits to the affiliate totaling $1 million, $1 million and $2 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Thrivent Life Insurance Company
Notes to Statutory-Basis Financial Statements, continued
10. Basis of Presentation
The preceding statutory-basis financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the State of Minnesota Department of Commerce, which practices differ from GAAP.
The following describes the more significant statutory accounting policies that are different from GAAP accounting policies:
Bonds and Preferred Stocks
For GAAP purposes, investments in bonds and preferred stocks are reported at fair value with unrealized gains and losses reported as a separate component of comprehensive income.
Acquisition Costs
For GAAP purposes, costs incurred that are directly related to the successful acquisition and issuance of new or renewal insurance contracts are deferred to the extent such costs are deemed recoverable from future profits and amortized in proportion to estimated margins from interest, mortality and other factors under the contracts.
Contract Liabilities
For GAAP purposes, liabilities for future contract benefit reserves and expenses are estimated based on expected experience or actual account balances.
Non-Admitted Assets
For GAAP purposes, certain assets are not charged directly to stockholders’ equity and are not excluded from the balance sheet.
Interest Maintenance Reserve
For GAAP purposes, certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are not deferred and amortized into operating results over the remaining maturity of the sold security.
Asset Valuation Reserve
For GAAP purposes, an asset valuation reserve is not maintained.
Premiums and Withdrawals
For GAAP purposes, funds deposited and withdrawn on universal life and investment-type contracts are not recorded in the income statement.
Reconciliation of Accounting Bases
Differences between GAAP financial statements and statutory-basis financial statements as of December 31, 2015 and 2014 and for the three years ended December 31, 2015 have not been quantified but are presumed to be material.

Thrivent Life Insurance Company
Supplemental Schedule of Selected Statutory-Basis Financial Data
As of and for the Year Ended December 31, 2015
(in thousands)
Investment Income Earned:
U.S. government bonds	$ 3,880
Other bonds (unaffiliated)	69,776
Bonds of affiliates	—
Preferred stocks (unaffiliated)	32
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	—
Real estate	—
Certificate loans and liens	1,027
Cash on hand and on deposit	—
Short-term investments	60
Derivative instruments	—
Other invested assets	5,353
Aggregate write-ins for investment income	296
Gross investment income	$80,424
Real Estate Owned – Book Value less Encumbrances	$ —
Mortgage Loans – Book Value:
Farm mortgages	$ —
Residential mortgages	—
Commercial mortgages	—
Total mortgage loans	$ —
Mortgage Loans by Standing – Book Value:
Good standing	$ —
Good standing with restructured terms	$ —
Interest overdue more than 90 days, not in foreclosure	$ —
Foreclosure in process	$ —
Other Long-Term Assets – Statement Value	$ 4,269
Collateral Loans	$ —
Bonds and Stocks of Parent, Subsidiaries and Affiliates – Book Value:
Bonds	$ —
Preferred stocks	$ —
Common stocks	$ —

Thrivent Life Insurance Company
Supplemental Schedule of Selected Statutory-Basis Financial Data, continued
Bonds and Short Term Investments by class and Maturity:
Bonds by Maturity – Statement Value:
Due within one year or less	$ 213,619
Over 1 year through 5 years	601,090
Over 5 years through 10 years	781,075
Over 10 years through 20 years	170,307
Over 20 years	140,865
Total by maturity	$1,906,956
Bonds by Class – Statement Value:
Class 1	$1,121,636
Class 2	637,125
Class 3	93,787
Class 4	53,391
Class 5	1,017
Class 6	—
Total by class	$1,906,956
Total bonds publicly traded	$1,702,078
Total bonds privately placed	$ 204,878
Preferred stocks – statement value	$ 400
Common stocks – market value	$ —
Short-term investments – book value	$ 1,875
Options, caps & floors owned – statement value	$ —
Options, caps & floors written and in force – statement value	$ —
Collar, swap & forward agreement open – statement value	$ —
Futures contracts open – current value	$ —
Cash on deposit	$ 73,137
Life Insurance In Force:
Ordinary	$1,322,941
Amount of accidental death insurance in force under ordinary policies	$ 16,677

Life Insurance Policies with Disability Provisions In Force:
Ordinary	785,193
Supplemental Contracts In Force:
Ordinary – not involving life contingencies
Amount on deposit	$ 60,768
Income payable	$ 11,949
Ordinary – involving life contingencies
Income payable	$ 20,200
Annuities:
Ordinary:
Immediate – amount of income payable	$ —
Deferred – fully paid account balance	$ —
Deferred – not fully paid – account balance	$2,784,695

Thrivent Life Insurance Company
Supplemental Schedule of Selected Statutory-Basis Financial Data, continued
Deposit Funds and Dividend Accumulations:
Deposit funds – account balance	$ —
Dividend accumulations – account balance	$ —
Claim Payments 2015:
Accident and health – year ended December 31, 2015
2015	$ —
Prior	$ —
Basis of Presentation
The accompanying schedules and interrogatories present selected statutory-basis financial data as of December 31, 2015, and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the Annual Audited Report section of the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and agree to or are included in the amounts reported in Thrivent Life Insurance Company’s 2015 Statutory Annual Statement as filed with the State of Minnesota Department of Commerce.

Independent Auditor’s Report on Supplementary Information
To The Board of Directors of Thrivent Life Insurance Company
We have audited the statutory-basis financial statements of Thrivent Life Insurance Company (the “Company”) as of December 31, 2015 and 2014 for the years then ended and our report thereon appears on page F-1 of this document. That audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Supplementary Insurance Information contained in the accompanying Schedules I, III and IV (collectively, the “supplemental schedules”) of the Company as of December 31, 2015 and 2014 for the years then ended are presented for additional analysis and are not required disclosures for the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.
The Supplementary Insurance Information contained in the accompanying Schedules I, III and IV as of December 31, 2013 and for the year then ended was audited by other auditors whose report, dated April 24, 2014 expressed an unqualified opinion.
Minneapolis, Minnesota
April 29, 2016

Report of Independent Auditors
The Board of Directors
Thrivent Life Insurance Company
We have audited the statutory-basis statements of operations, changes in capital and surplus, and cash flow of Thrivent Life Insurance Company (the Company) for the year ended December 31, 2013 and have issued our report thereon dated February 18, 2014 (included elsewhere in this Registration Statement). Our audits also included the financial statement supplementary information listed in Schedules III, and IV of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these schedules based on our audits.
In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.
Minneapolis, Minnesota
April 24, 2014

Thrivent Life Insurance Company
Supplementary Insurance Information
Schedule I — Summary of Investments
As of December 31, 2015
(in thousands)
Type of Investment	Amortized Cost	Fair Value	Amount Shown on Balance Sheet
Bonds:
U.S. government and agency securities	$ 170,376	$ 176,000	$ 170,376
U.S. state and political subdivision securities	1,012	1,452	1,012
Securities issued by foreign governments	16,920	17,365	16,920
Corporate debt securities	1,181,874	1,190,209	1,181,874
Residential mortgage-backed securities	374,808	379,264	374,808
Commercial mortgage-backed securities	103,810	104,606	103,810
Other debt obligations	21,882	22,199	21,882
Total bonds	1,870,682	1,891,095	1,870,682
Stocks:
Total preferred stock	400	407	400
Investment in Cash Management Trust	12,643	12,643	12,643
Short term investments	1,875	1,875	1,875
Cash and cash equivalents	73,137	xxxxx	73,137
Contract loans	13,370	xxxxx	13,370
Investment in Thrivent Asset Management, LLC	2,271	xxxxx	2,271
Other	2,041	xxxxx	2,041
Total cash and invested assets	$1,976,419		$1,976,419

Thrivent Life Insurance Company
Schedule III — Supplementary Insurance Information
As of and For the Years Ended December 31, 2015, 2014 and 2013
(in thousands)
As of December 31, 2015:
	Aggregate Reserves	Deposit Liabilities	Contract Claims
Life	$ 16,952	$ —	$ 1,301
Annuity	1,655,252	113,835	15,960
Health	2	—	—
	$1,672,206	$113,835	$17,261
For the year ended December 31, 2015:
	Premiums and Considerations	Net Investment Income	Separate Account Fees and Other	Benefits, Claims, etc.	Commissions and Other Expenses
Life	$ 8,465	$ 1,278	$ 8,497	$ 15,660	$ 655
Annuity	143,598	74,014	16,782	212,480	8,589
Health	—	—	—	—	—
Other	—	3,914	101	—	57
	$152,063	$79,206	$25,380	$228,140	$9,301
As of December 31, 2014:
	Aggregate Reserves	Deposit Liabilities	Contract Claims
Life	$ 16,179	$ —	$ 790
Annuity	1,544,795	113,171	13,249
Health	2	—	—
	$1,560,976	$113,171	$14,039
For the year ended December 31, 2014:
	Premiums and Considerations	Net Investment Income	Separate Account Fees and Other	Benefits, Claims, etc.	Commissions and Other Expenses
Life	$ 8,818	$ 1,226	$ 8,501	$ 13,402	$ 775
Annuity	112,014	73,731	17,830	177,484	8,455
Health	—	—	—	—	—
Other	—	10,613	169	—	1,556
	$120,832	$85,570	$26,500	$190,886	$10,786

Thrivent Life Insurance Company
Schedule III — Supplementary Insurance Information, continued
As of and For the Years Ended December 31, 2015, 2014 and 2013
(in thousands)
As of December 31, 2013:
	Aggregate Reserves	Deposit Liabilities	Contract Claims
Life	$ 15,031	$ —	$ 707
Annuity	1,482,937	113,216	10,733
Health	2	—	—
	$1,497,970	$113,216	$11,440
For the year ended December 31, 2013:
	Premiums and Considerations	Net Investment Income	Separate Account Fees and Other	Benefits, Claims, etc.	Commissions and Other Expenses
Life	$ 9,704	$ 1,124	$ 8,518	$ 13,950	$ 864
Annuity	145,656	72,027	17,451	207,459	12,181
Health	—	—	—	—	—
Other	—	13,171	185	—	—
	$155,360	$86,322	$26,154	$221,409	$13,045

Thrivent Life Insurance Company
Schedule IV — Reinsurance
As of December 31, 2015, 2014 and 2013
(in thousands)
As of December 31, 2015
	Direct Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Life insurance in-force	$1,322,941	$20,200	$—	$1,302,741	—
Premiums and considerations:
Life	8,736	271	—	8,465	—
Annuity	143,598	—	—	143,598	—
Health	—	—	—	—	—
	$ 152,334	$ 271	$—	$ 152,063	—
As of December 31, 2014
	Direct Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Life insurance in-force	$1,380,361	$21,477	$—	$1,358,884	—
Premiums and considerations:
Life	9,092	274	—	8,818	—
Annuity	112,014	—	—	112,014	—
Health	—	—	—	—	—
	$ 121,106	$ 274	$—	$ 120,832	—
As of December 31, 2013:
	Direct Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Life insurance in-force	$1,425,409	$22,361	$—	$1,403,048	—
Premiums and considerations:
Life	9,977	273	—	9,704	—
Annuity	145,656	—	—	145,656	—
Health	—	—	—	—	—
	$ 155,633	$ 273	$—	$ 155,360	—

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Contractholders of Thrivent Life Insurance Company
In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes of net assets present fairly, in all material respects, the financial position of each of the subaccounts of TLIC Variable Annuity Account A (the Variable Account) sponsored by Thrivent Life Insurance Company, referred to in Note 1, at December 31, 2015, the results of their operations for the year then ended, and the changes in their net assets for the years ended December 31, 2015 and 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Thrivent Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the subaccounts of the Variable Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2013 and prior were audited by another independent registered public accounting firm whose report dated April 24, 2014 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with Thrivent Series Fund, Inc., provide a reasonable basis for our opinion.
April 29, 2016

TLIC VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2015
Subaccount	Investments at fair value	Receivable from TLIC for annuity reserve adjustment	Total Assets	Payable to TLIC for annuity reserve adjustment	Net Assets	Contracts in accumulation period	Reserves for contracts in annuity payment period	Net Assets	Accumulation units outstanding	Unit value (accumulation)	Deathclaim units	Deathclaim unit value	Series funds, at cost	Series funds shares owned
Aggressive Allocation	$ 40,095,699	$ 2	$ 40,095,701	$ —	$ 40,095,701	$ 40,092,621	$ 3,080	$ 40,095,701	2,270,714	$17.64	2,627	$16.67	$ 35,299,529	2,825,790
Moderately Aggressive Allocation	$164,430,833	$ 4,216	$164,435,049	$ —	$164,435,049	$164,335,014	$ 100,035	$164,435,049	9,679,444	$16.97	1,663	$16.27	$145,454,233	11,939,329
Moderate Allocation	$248,919,186	$ 12,448	$248,931,634	$ —	$248,931,634	$248,718,042	$ 213,592	$248,931,634	15,279,524	$16.27	12,095	$15.79	$225,061,857	19,017,288
Moderately Conservative Allocation	$ 87,389,071	$ —	$ 87,389,071	$ 4	$ 87,389,067	$ 87,388,674	$ 393	$ 87,389,067	5,814,290	$15.02	3,231	$14.75	$ 81,495,811	7,123,799
Growth and Income Plus	$ 3,419,919	$ —	$ 3,419,919	$ 5	$ 3,419,914	$ 3,414,731	$ 5,183	$ 3,419,914	286,774	$11.91	—	$12.05	$ 3,503,152	342,931
Balanced Income Plus	$ 7,291,356	$ 8,798	$ 7,300,154	$ —	$ 7,300,154	$ 7,091,774	$ 208,380	$ 7,300,154	382,925	$18.52	—	$16.42	$ 7,705,736	519,868
Diversified Income Plus	$ 15,331,527	$ 17,606	$ 15,349,133	$ —	$ 15,349,133	$ 15,047,969	$ 301,164	$ 15,349,133	688,099	$21.83	1,456	$16.77	$ 14,471,447	2,036,519
Opportunity Income Plus	$ 1,759,179	$ 2,298	$ 1,761,477	$ —	$ 1,761,477	$ 1,712,374	$ 49,103	$ 1,761,477	121,659	$14.08	—	$13.67	$ 1,812,673	179,358
Partner Healthcare	$ 8,241,709	$ —	$ 8,241,709	$ 13	$ 8,241,696	$ 8,223,242	$ 18,454	$ 8,241,696	367,020	$22.40	163	$22.65	$ 7,216,329	423,659
Partner Emerging Markets Equity	$ 1,670,067	$ 2	$ 1,670,069	$ —	$ 1,670,069	$ 1,667,676	$ 2,393	$ 1,670,069	164,528	$10.14	—	$10.25	$ 1,816,557	161,949
Real Estate Securities	$ 10,363,867	$ —	$ 10,363,867	$3,235	$ 10,360,632	$ 10,234,728	$ 125,904	$ 10,360,632	291,173	$35.10	783	$19.53	$ 7,963,978	470,764
Small Cap Stock	$ 13,932,498	$ —	$ 13,932,498	$ 549	$ 13,931,949	$ 13,559,960	$ 371,989	$ 13,931,949	682,829	$19.85	528	$15.40	$ 13,620,542	897,348
Small Cap Index	$ 7,157,832	$ 1,257	$ 7,159,089	$ —	$ 7,159,089	$ 7,117,133	$ 41,956	$ 7,159,089	279,981	$25.36	868	$19.75	$ 6,685,201	453,803
Mid Cap Stock	$ 79,847,038	$ 50,067	$ 79,897,105	$ —	$ 79,897,105	$ 77,834,645	$2,062,460	$ 79,897,105	3,052,852	$25.48	1,729	$19.45	$ 75,589,155	4,773,114
Mid Cap Index	$ 7,973,828	$ 1,067	$ 7,974,895	$ —	$ 7,974,895	$ 7,914,786	$ 60,109	$ 7,974,895	308,899	$25.60	343	$20.31	$ 6,889,007	527,391
Partner Worldwide Allocation	$ 32,660,981	$ 19,652	$ 32,680,633	$ —	$ 32,680,633	$ 31,858,513	$ 822,120	$ 32,680,633	3,339,328	$ 9.52	6,444	$ 9.63	$ 29,145,930	3,627,467
Partner All Cap	$ 7,560,648	$ 3,794	$ 7,564,442	$ —	$ 7,564,442	$ 7,480,623	$ 83,819	$ 7,564,442	418,513	$17.86	231	$19.24	$ 6,274,550	584,258
Large Cap Growth	$302,468,552	$346,610	$302,815,162	$ —	$302,815,162	$293,724,330	$9,090,832	$302,815,162	2,955,300	$99.21	26,712	$20.27	$180,156,987	9,789,261
Partner Growth Stock	$ 9,016,720	$ —	$ 9,016,720	$ 818	$ 9,015,902	$ 8,926,254	$ 89,648	$ 9,015,902	372,104	$23.85	2,365	$22.30	$ 6,649,726	483,045
Large Cap Value	$ 24,419,017	$ 13,075	$ 24,432,092	$ —	$ 24,432,092	$ 23,946,509	$ 485,583	$ 24,432,092	1,305,726	$18.30	3,462	$16.80	$ 17,099,697	1,573,644
Large Cap Stock	$ 12,883,418	$ —	$ 12,883,418	$ 760	$ 12,882,658	$ 12,568,766	$ 313,892	$ 12,882,658	784,980	$15.97	2,166	$15.47	$ 10,768,276	1,108,051
Large Cap Index	$ 14,838,714	$ 6,412	$ 14,845,126	$ —	$ 14,845,126	$ 14,710,857	$ 134,269	$ 14,845,126	709,101	$20.68	2,665	$18.56	$ 11,206,804	519,958
High Yield	$ 90,459,817	$133,539	$ 90,593,356	$ —	$ 90,593,356	$ 87,403,946	$3,189,410	$ 90,593,356	1,824,128	$47.83	10,701	$17.54	$123,391,899	20,201,392
Income	$ 81,147,052	$139,443	$ 81,286,495	$ —	$ 81,286,495	$ 78,428,134	$2,858,361	$ 81,286,495	1,783,203	$43.92	8,988	$15.05	$ 82,146,007	8,254,537
Bond Index	$ 4,207,387	$ 1,587	$ 4,208,974	$ —	$ 4,208,974	$ 4,120,298	$ 88,676	$ 4,208,974	262,585	$15.69	16	$14.06	$ 4,119,694	386,300
Limited Maturity Bond	$ 9,996,119	$ 19,000	$ 10,015,119	$ —	$ 10,015,119	$ 9,609,127	$ 405,992	$ 10,015,119	737,994	$12.92	6,006	$12.06	$ 10,154,132	1,028,079
Money Market	$ 7,210,018	$ 8,262	$ 7,218,280	$ —	$ 7,218,280	$ 6,944,069	$ 274,211	$ 7,218,280	3,689,837	$ 1.88	16,464	$ 1.04	$ 7,210,018	7,210,018
The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2015
Subaccount	Investment Income	Expenses	Net investment income (loss)	Realized and unrealized gain (loss) on investments			Net gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
	Dividends	Mortality & expense risk charges		Net realized gain (loss) on sale of investments	Capital gain distributions	Change in unrealized appreciation (depreciation) of investments
Aggressive Allocation	$ 458,058	$ (475,701)	$ (17,643)	$ 918,511	$ 2,939,266	$ (4,418,195)	$ (560,418)	$ (578,061)
Moderately Aggressive Allocation	$2,245,124	$(1,926,111)	$ 319,013	$ 2,585,749	$ 7,843,630	$(13,749,522)	$ (3,320,143)	$ (3,001,130)
Moderate Allocation	$3,985,318	$(2,914,920)	$ 1,070,398	$ 3,463,918	$10,282,472	$(18,893,483)	$ (5,147,093)	$ (4,076,695)
Moderately Conservative Allocation	$1,647,476	$(1,034,577)	$ 612,899	$ 1,287,894	$ 2,512,753	$ (5,743,128)	$ (1,942,481)	$ (1,329,582)
Growth and Income Plus	$ 75,268	$ (40,103)	$ 35,165	$ 51,886	$ 143,224	$ (298,125)	$ (103,015)	$ (67,850)
Balanced Income Plus	$ 161,978	$ (85,305)	$ 76,673	$ (25,710)	$ 258,687	$ (391,498)	$ (158,521)	$ (81,848)
Diversified Income Plus	$ 560,998	$ (186,112)	$ 374,886	$ 272,614	$ 334,553	$ (1,119,633)	$ (512,466)	$ (137,580)
Opportunity Income Plus	$ 61,071	$ (19,788)	$ 41,283	$ (1,683)	$ —	$ (60,586)	$ (62,269)	$ (20,986)
Partner Healthcare	$ 439	$ (83,301)	$ (82,862)	$ 133,599	$ 439,201	$ (404,173)	$ 168,627	$ 85,765
Partner Emerging Markets Equity	$ 25,975	$ (23,652)	$ 2,323	$ 23,141	$ —	$ (331,419)	$ (308,278)	$ (305,955)
Real Estate Securities	$ 155,176	$ (118,643)	$ 36,533	$ 477,373	$ 447,914	$ (828,629)	$ 96,658	$ 133,191
Small Cap Stock	$ 26,723	$ (101,859)	$ (75,136)	$ 174,034	$ 776,378	$ (1,496,370)	$ (545,958)	$ (621,094)
Small Cap Index	$ 58,339	$ (81,776)	$ (23,437)	$ 112,232	$ 518,257	$ (846,566)	$ (216,077)	$ (239,514)
Mid Cap Stock	$ 53,770	$ (387,569)	$ (333,799)	$ 503,356	$ 978,048	$ 1,207,619	$ 2,689,023	$ 2,355,224
Mid Cap Index	$ 58,840	$ (90,946)	$ (32,106)	$ 232,595	$ 370,822	$ (863,666)	$ (260,249)	$ (292,355)
Partner Worldwide Allocation	$ 894,541	$ (394,211)	$ 500,330	$ 643,989	$ —	$ (1,729,071)	$ (1,085,082)	$ (584,752)
Partner All Cap	$ 26,739	$ (85,662)	$ (58,923)	$ 243,278	$ 831,188	$ (927,303)	$ 147,163	$ 88,240
Large Cap Growth	$1,228,245	$(3,368,741)	$(2,140,496)	$14,052,590	$ —	$ 15,452,934	$29,505,524	$27,365,028
Partner Growth Stock	$ —	$ (93,155)	$ (93,155)	$ 499,194	$ 818,582	$ (474,520)	$ 843,256	$ 750,101
Large Cap Value	$ 349,476	$ (298,654)	$ 50,822	$ 1,376,445	$ 804,143	$ (3,461,145)	$ (1,280,557)	$ (1,229,735)
Large Cap Stock	$ 146,441	$ (143,475)	$ 2,966	$ 615,197	$ 933,946	$ (1,232,269)	$ 316,874	$ 319,840
Large Cap Index	$ 198,794	$ (160,024)	$ 38,770	$ 460,782	$ 68,679	$ (554,858)	$ (25,397)	$ 13,373
High Yield	$5,827,692	$(1,117,874)	$ 4,709,818	$ (3,707,616)	$ —	$ (4,452,438)	$ (8,160,054)	$ (3,450,236)
Income	$3,263,358	$ (979,029)	$ 2,284,329	$ 382,330	$ 2,003,491	$ (6,122,495)	$ (3,736,674)	$ (1,452,345)
Bond Index	$ 89,320	$ (55,371)	$ 33,949	$ 50,525	$ —	$ (93,082)	$ (42,557)	$ (8,608)
Limited Maturity Bond	$ 180,741	$ (119,302)	$ 61,439	$ (16,506)	$ —	$ (76,346)	$ (92,852)	$ (31,413)
Money Market	$ —	$ (83,856)	$ (83,856)	$ —	$ —	$ —	$ —	$ (83,856)
The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES OF NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2015
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions					Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
Aggressive Allocation	$ (17,643)	$ 3,857,777	$ (4,418,195)	$ (578,061)	$ 963,148	$ (2,171,243)	$ (1,513)	$ 2	$ (1,354,240)	$ (2,563,846)	$ (3,141,907)	$ 43,237,608	$ 40,095,701
Moderately Aggressive Allocation	$ 319,013	$10,429,379	$(13,749,522)	$ (3,001,130)	$4,569,241	$ (7,657,640)	$ (2,730)	$ 4,216	$ (5,902,019)	$ (8,988,932)	$(11,990,062)	$176,425,111	$164,435,049
Moderate Allocation	$ 1,070,398	$13,746,390	$(18,893,483)	$ (4,076,695)	$5,399,268	$(16,322,028)	$ (4,351)	$ 6,943	$ (6,195,917)	$(17,116,085)	$(21,192,780)	$270,124,414	$248,931,634
Moderately Conservative Allocation	$ 612,899	$ 3,800,647	$ (5,743,128)	$ (1,329,582)	$2,826,614	$ (6,540,775)	$ (1,655)	$ 4	$ (4,820,349)	$ (8,536,161)	$ (9,865,743)	$ 97,254,810	$ 87,389,067
Growth and Income Plus	$ 35,165	$ 195,110	$ (298,125)	$ (67,850)	$ 83,044	$ (115,097)	$ (1)	$ (5)	$ (531,289)	$ (563,348)	$ (631,198)	$ 4,051,112	$ 3,419,914
Balanced Income Plus	$ 76,673	$ 232,977	$ (391,498)	$ (81,848)	$ 628,231	$ (660,428)	$ (162)	$ 7,693	$ (865,907)	$ (890,573)	$ (972,421)	$ 8,272,575	$ 7,300,154
Diversified Income Plus	$ 374,886	$ 607,167	$ (1,119,633)	$ (137,580)	$ 306,582	$ (1,124,416)	$ (220)	$ 11,487	$ (1,329,987)	$ (2,136,554)	$ (2,274,134)	$ 17,623,267	$ 15,349,133
Opportunity Income Plus	$ 41,283	$ (1,683)	$ (60,586)	$ (20,986)	$ 173,534	$ (99,573)	$ (17)	$ 872	$ (43,722)	$ 31,094	$ 10,108	$ 1,751,369	$ 1,761,477
Partner Healthcare	$ (82,862)	$ 572,800	$ (404,173)	$ 85,765	$ 363,395	$ (283,132)	$ (43)	$ (13)	$ 2,433,862	$ 2,514,069	$ 2,599,834	$ 5,641,862	$ 8,241,696
Partner Emerging Markets Equity	$ 2,323	$ 23,141	$ (331,419)	$ (305,955)	$ 17,752	$ (130,252)	$ (12)	$ 2	$ (349,851)	$ (462,361)	$ (768,316)	$ 2,438,385	$ 1,670,069
Real Estate Securities	$ 36,533	$ 925,287	$ (828,629)	$ 133,191	$ 195,471	$ (453,604)	$ (166)	$ (3,210)	$ (527,732)	$ (789,241)	$ (656,050)	$ 11,016,682	$ 10,360,632
Small Cap Stock	$ (75,136)	$ 950,412	$ (1,496,370)	$ (621,094)	$ 82,037	$ (390,406)	$ (138)	$ 2,427	$ 8,715,289	$ 8,409,209	$ 7,788,115	$ 6,143,834	$ 13,931,949
Small Cap Index	$ (23,437)	$ 630,489	$ (846,566)	$ (239,514)	$ 218,616	$ (343,805)	$ (191)	$ 1,182	$ 94,361	$ (29,837)	$ (269,351)	$ 7,428,440	$ 7,159,089
Mid Cap Stock	$ (333,799)	$ 1,481,404	$ 1,207,619	$ 2,355,224	$ 411,877	$ (2,131,890)	$ (1,543)	$ 56,329	$ 69,917,418	$ 68,252,191	$ 70,607,415	$ 9,289,690	$ 79,897,105
Mid Cap Index	$ (32,106)	$ 603,417	$ (863,666)	$ (292,355)	$ 330,112	$ (376,846)	$ (164)	$ 1,528	$ 178,521	$ 133,151	$ (159,204)	$ 8,134,099	$ 7,974,895
Partner Worldwide Allocation	$ 500,330	$ 643,989	$ (1,729,071)	$ (584,752)	$ 774,174	$ (2,088,871)	$ (1,646)	$ 23,438	$ (1,856,380)	$ (3,149,285)	$ (3,734,037)	$ 36,414,670	$ 32,680,633
Partner All Cap	$ (58,923)	$ 1,074,466	$ (927,303)	$ 88,240	$ 193,073	$ (382,321)	$ (185)	$ 3,025	$ 372,088	$ 185,680	$ 273,920	$ 7,290,522	$ 7,564,442
Large Cap Growth	$(2,140,496)	$14,052,590	$ 15,452,934	$27,365,028	$3,799,441	$(19,549,467)	$(16,554)	$297,099	$(11,414,106)	$(26,883,587)	$ 481,441	$302,333,721	$302,815,162
Partner Growth Stock	$ (93,155)	$ 1,317,776	$ (474,520)	$ 750,101	$ 167,286	$ (556,436)	$ (148)	$ 3,377	$ 628,954	$ 243,033	$ 993,134	$ 8,022,768	$ 9,015,902
Large Cap Value	$ 50,822	$ 2,180,588	$ (3,461,145)	$ (1,229,735)	$ 470,254	$ (1,560,136)	$ (455)	$ 10,420	$ (2,187,364)	$ (3,267,281)	$ (4,497,016)	$ 28,929,108	$ 24,432,092
Large Cap Stock	$ 2,966	$ 1,549,143	$ (1,232,269)	$ 319,840	$ 120,463	$ (687,793)	$ (341)	$ (24)	$ 299,008	$ (268,687)	$ 51,153	$ 12,831,505	$ 12,882,658
Large Cap Index	$ 38,770	$ 529,461	$ (554,858)	$ 13,373	$ 743,978	$ (688,393)	$ (195)	$ 5,818	$ 721,320	$ 782,528	$ 795,901	$ 14,049,225	$ 14,845,126
High Yield	$ 4,709,818	$ (3,707,616)	$ (4,452,438)	$ (3,450,236)	$1,543,914	$ (7,022,970)	$ (4,933)	$108,595	$ (6,213,115)	$(11,588,509)	$(15,038,745)	$105,632,101	$ 90,593,356
Income	$ 2,284,329	$ 2,385,821	$ (6,122,495)	$ (1,452,345)	$1,848,437	$ (6,817,120)	$ (4,047)	$ 95,999	$ (6,351,147)	$(11,227,878)	$(12,680,223)	$ 93,966,718	$ 81,286,495
Bond Index	$ 33,949	$ 50,525	$ (93,082)	$ (8,608)	$ 130,221	$ (260,178)	$ (124)	$ 1,887	$ (1,293,053)	$ (1,421,247)	$ (1,429,855)	$ 5,638,829	$ 4,208,974
Limited Maturity Bond	$ 61,439	$ (16,506)	$ (76,346)	$ (31,413)	$ 191,711	$ (807,719)	$ (374)	$ 12,132	$ (1,013,109)	$ (1,617,359)	$ (1,648,772)	$ 11,663,891	$ 10,015,119
Money Market	$ (83,856)	$ —	$ —	$ (83,856)	$1,761,356	$ (1,096,714)	$ (600)	$ 7,490	$ (1,977,916)	$ (1,306,384)	$ (1,390,240)	$ 8,608,520	$ 7,218,280
The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES OF NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2014
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions					Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
Aggressive Allocation	$ (286,135)	$ 2,378,481	$ (63,858)	$ 2,028,488	$ 806,407	$ (3,104,351)	$ (1,511)	$ —	$ 82,583	$ (2,216,872)	$ (188,384)	$ 43,425,992	$ 43,237,608
Moderately Aggressive Allocation	$ (448,306)	$ 7,527,809	$ 1,356,127	$ 8,435,630	$4,587,349	$ (9,908,713)	$ (3,067)	$ —	$ (2,693,432)	$ (8,017,863)	$ 417,766	$176,007,344	$176,425,111
Moderate Allocation	$ 86,841	$10,025,695	$ 2,333,362	$12,445,898	$4,794,570	$(16,619,615)	$ (4,587)	$ 5,593	$ 2,934,448	$ (8,889,591)	$ 3,556,308	$266,568,107	$270,124,414
Moderately Conservative Allocation	$ 458,181	$ 3,816,267	$ (129,512)	$ 4,144,936	$1,310,942	$ (8,390,005)	$ (1,750)	$ 1	$ (3,413,816)	$(10,494,628)	$ (6,349,693)	$103,604,502	$ 97,254,810
Growth and Income Plus	$ 59,782	$ 380,718	$ (390,484)	$ 50,016	$ 156,930	$ (443,597)	$ —	$ —	$ 308,497	$ 21,830	$ 71,846	$ 3,979,266	$ 4,051,112
Balanced Income Plus	$ 39,353	$ 1,469,228	$ (1,126,420)	$ 382,161	$ 109,207	$ (501,566)	$ (162)	$ 6,081	$ 893,914	$ 507,474	$ 889,634	$ 7,382,940	$ 8,272,575
Diversified Income Plus	$ 335,840	$ 213,337	$ (4,227)	$ 544,950	$ 133,700	$ (1,164,193)	$ (307)	$ 10,669	$ 864,713	$ (155,418)	$ 389,532	$ 17,233,735	$ 17,623,267
Opportunity Income Plus	$ 42,136	$ 4,250	$ (5,507)	$ 40,879	$ 28,204	$ (75,346)	$ (21)	$ 318	$ 71,021	$ 24,176	$ 65,055	$ 1,686,314	$ 1,751,369
Partner Healthcare	$ (49,810)	$ 341,435	$ 594,898	$ 886,523	$ 142,368	$ (191,261)	$ (24)	$ —	$ 1,353,521	$ 1,304,604	$ 2,191,126	$ 3,450,735	$ 5,641,862
Partner Emerging Markets Equity	$ (4,093)	$ 58,520	$ (142,152)	$ (87,725)	$ 50,963	$ (95,880)	$ (11)	$ —	$ (141,633)	$ (186,561)	$ (274,286)	$ 2,712,671	$ 2,438,385
Real Estate Securities	$ 32,834	$ 493,542	$ 1,994,773	$ 2,521,149	$ 304,621	$ (680,028)	$ (142)	$ 1,727	$ (1,854)	$ (375,676)	$ 2,145,473	$ 8,871,209	$ 11,016,682
Small Cap Stock	$ (54,270)	$ 262,872	$ 1,670	$ 210,272	$ 41,518	$ (332,875)	$ (80)	$ (1,447)	$ (256,764)	$ (549,648)	$ (339,376)	$ 6,483,210	$ 6,143,834
Small Cap Index	$ (24,901)	$ 725,781	$ (414,257)	$ 286,623	$ 145,386	$ (492,024)	$ (242)	$ 769	$ (314,207)	$ (660,318)	$ (373,695)	$ 7,802,135	$ 7,428,440
Mid Cap Stock	$ (73,778)	$ 1,005,163	$ 36,411	$ 967,796	$ 108,497	$ (505,121)	$ (158)	$ (52)	$ (526,126)	$ (922,960)	$ 44,837	$ 9,244,854	$ 9,289,690
Mid Cap Index	$ (26,754)	$ 620,295	$ 30,194	$ 623,735	$ 110,361	$ (472,829)	$ (204)	$ 1,701	$ 15,365	$ (345,606)	$ 278,128	$ 7,855,970	$ 8,134,099
Partner Worldwide Allocation	$ 388,768	$ 985,703	$ (3,873,977)	$ (2,499,506)	$ 594,824	$ (2,915,211)	$ (1,962)	$ 23,970	$ (1,658,005)	$ (3,956,384)	$ (6,455,890)	$ 42,870,560	$ 36,414,670
Partner All Cap	$ (34,801)	$ 328,819	$ 451,639	$ 745,657	$ 116,386	$ (401,039)	$ (175)	$ 1,616	$ (565,704)	$ (848,916)	$ (103,259)	$ 7,393,781	$ 7,290,522
Large Cap Growth	$(1,486,291)	$11,347,103	$18,484,914	$28,345,726	$4,349,854	$(21,585,365)	$(17,491)	$222,725	$(14,105,617)	$(31,135,894)	$ (2,790,169)	$305,123,889	$302,333,721
Partner Growth Stock	$ (86,604)	$ 1,085,913	$ (446,053)	$ 553,256	$ 153,646	$ (480,335)	$ (148)	$ (3,735)	$ (34,537)	$ (365,109)	$ 188,147	$ 7,834,621	$ 8,022,768
Large Cap Value	$ 40,437	$ 1,457,756	$ 698,784	$ 2,196,977	$ 300,233	$ (1,874,207)	$ (550)	$ 10,021	$ (1,637,860)	$ (3,202,363)	$ (1,005,387)	$ 29,934,494	$ 28,929,108
Large Cap Stock	$ (28,873)	$ 564,580	$ 18,585	$ 554,292	$ 210,597	$ (856,981)	$ (338)	$ 3,508	$ (555,199)	$ (1,198,413)	$ (644,120)	$ 13,475,626	$ 12,831,505
Large Cap Index	$ 44,000	$ 522,834	$ 946,046	$ 1,512,880	$ 239,597	$ (771,508)	$ (213)	$ 3,976	$ 430,061	$ (98,087)	$ 1,414,793	$ 12,634,432	$ 14,049,225
High Yield	$ 5,484,545	$ (3,325,243)	$ (946,273)	$ 1,213,029	$1,960,810	$ (8,692,586)	$ (5,625)	$111,976	$ (6,742,472)	$(13,367,897)	$(12,154,868)	$117,786,969	$105,632,101
Income	$ 2,631,272	$ 2,086,039	$ 682,069	$ 5,399,380	$1,500,665	$ (8,674,814)	$ (4,524)	$ 97,239	$ (6,225,414)	$(13,306,848)	$ (7,907,468)	$101,874,186	$ 93,966,718
Bond Index	$ 67,588	$ 24,972	$ 227,733	$ 320,293	$ 68,346	$ (448,211)	$ (138)	$ 1,916	$ (729,249)	$ (1,107,336)	$ (787,044)	$ 6,425,872	$ 5,638,829
Limited Maturity Bond	$ 76,671	$ (8,330)	$ 9,859	$ 78,200	$ 188,859	$ (908,490)	$ (427)	$ 10,962	$ (1,332,917)	$ (2,042,013)	$ (1,963,813)	$ 13,627,704	$ 11,663,891
Money Market	$ (103,812)	$ —	$ —	$ (103,812)	$1,699,178	$ (1,695,829)	$ (781)	$ 6,009	$ (2,092,981)	$ (2,084,404)	$ (2,188,216)	$ 10,796,736	$ 8,608,520
The accompanying notes are an integral part of these financial statements.

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2015
(1) ORGANIZATION
The TLIC Variable Annuity Account A (the Variable Account), is registered as a unit investment trust under the Investment Company Act of 1940, and is a separate account of Thrivent Life Insurance Company (TLIC). TLIC offers financial services to Lutherans and through its parent, Thrivent Financial Holdings, Inc., a wholly owned subsidiary of Thrivent Financial for Lutherans (Thrivent Financial), a fraternal benefit society. The Variable Account contains 27 subaccounts each of which invests in a corresponding portfolio of the Thrivent Series Fund, Thrivent Series Fund, Inc. (each a Fund and collectively the Funds), as follows:
Subaccount	Series
Aggressive Allocation	Thrivent Series Fund, Inc. — Aggressive Allocation Portfolio
Moderately Aggressive Allocation	Thrivent Series Fund, Inc. — Moderately Aggressive Allocation Portfolio
Moderate Allocation	Thrivent Series Fund, Inc. — Moderate Allocation Portfolio
Moderately Conservative Allocation	Thrivent Series Fund, Inc. — Moderately Conservative Allocation Portfolio
Growth and Income Plus (j)	Thrivent Series Fund, Inc. — Growth and Income Plus Portfolio
Balanced Income Plus (k)	Thrivent Series Fund, Inc. — Balanced Income Plus Portfolio
Diversified Income Plus (o)	Thrivent Series Fund, Inc. — Diversified Income Plus Portfolio
Opportunity Income Plus (l)	Thrivent Series Fund, Inc. — Opportunity Income Plus Portfolio
Partner Healthcare	Thrivent Series Fund, Inc. — Partner Healthcare Portfolio
Partner Emerging Markets Equity (q)	Thrivent Series Fund, Inc. — Partner Emerging Markets Equity Portfolio
Real Estate Securities	Thrivent Series Fund, Inc. — Real Estate Securities Portfolio
Small Cap Stock (a, b)	Thrivent Series Fund, Inc. — Small Cap Stock Portfolio
Small Cap Index	Thrivent Series Fund, Inc. — Small Cap Index Portfolio
Mid Cap Stock (c, d)	Thrivent Series Fund, Inc. — Mid Cap Stock Portfolio
Mid Cap Index	Thrivent Series Fund, Inc. — Mid Cap Index Portfolio
Partner Worldwide Allocation (m)	Thrivent Series Fund, Inc. — Partner Worldwide Allocation Portfolio
Partner All Cap	Thrivent Series Fund, Inc. — Partner All Cap Portfolio
Large Cap Growth (f, n)	Thrivent Series Fund, Inc. — Large Cap Growth Portfolio
Partner Growth Stock	Thrivent Series Fund, Inc. — Partner Growth Stock Portfolio
Large Cap Value	Thrivent Series Fund, Inc. — Large Cap Value Portfolio
Large Cap Stock (e, g, h, i)	Thrivent Series Fund, Inc. — Large Cap Stock Portfolio
Large Cap Index	Thrivent Series Fund, Inc. — Large Cap Index Portfolio
High Yield	Thrivent Series Fund, Inc. — High Yield Portfolio
Income (p)	Thrivent Series Fund, Inc. — Income Portfolio
Bond Index	Thrivent Series Fund, Inc. — Bond Index Portfolio
Limited Maturity Bond	Thrivent Series Fund, Inc. — Limited Maturity Bond Portfolio
Money Market	Thrivent Series Fund, Inc. — Money Market Portfolio

(a)	Partner Small Cap Growth merged into the Small Cap Stock Portfolio as of August 21, 2015
(b)	Partner Small Cap Value merged into the Small Cap Stock Portfolio as of August 21, 2015
(c)	Mid Cap Growth merged into the Mid Cap Stock Portfolio as of August 21, 2015
(d)	Partner Mid Cap Value merged into the Mid Cap Stock Portfolio as of August 21, 2015
(e)	Natural Resources merged into the Large Cap Stock Portfolio as of August 21, 2015
(f)	Partner Technology merged into the Large Cap Growth Portfolio as of August 21, 2015

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(1) ORGANIZATION - continued
(g)	Partner All Cap Value Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.
(h)	Partner All Cap Growth Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.
(i)	Partner Socially Responsible Stock Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.
(j)	Formerly known as Equity Income Plus, name change effective August 16, 2013
(k)	Formerly known as Balanced, name change effective August 16, 2013
(l)	Formerly known as Mortgage Securities, name change effective August 16, 2013
(m)	Partner International Stock Portfolio merged into the Partner Worldwide Allocation Portfolio as of July 27, 2012.
(n)	Large Cap Growth Portfolio II merged into the Large Cap Growth Portfolio as of July 27, 2012.
(o)	Partner Utilities Portfolio merged into the Diversified Income Plus Portfolio as of July 27, 2012.
(p)	Partner Socially Responsible Bond Portfolio merged into the Income Portfolio as of July 27, 2012.
(q)	Formerly Partner Emerging Markets, name change effective July 27, 2012
The Funds are registered under the Investment Company Act of 1940 as diversified open-end investment companies. The Funds are managed by Thrivent Investment Management, Inc. which is an affiliate of Thrivent Financial.
The Variable Account is used to fund flexible premium deferred variable annuity contracts issued by TLIC. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of TLIC. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the insurance operations of TLIC.
A fixed account investment option is available for contract owners of the flexible premium deferred variable annuity. Assets of the fixed account are combined with the general assets of TLIC and invested by TLIC as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.
(2) SIGNIFICANT ACCOUNTING POLICIES
The Variable Account applies the accounting and reporting guidance for investment companies as outlined in Accounting Standards Codification (ASC) 946.
Valuation of Investments
The investments in shares of the Funds are stated at fair value which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the subaccount on the ex-dividend date. Series Fund shares owned represent the number of shares of the Fund owned by the subaccount.

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued
Federal Income Taxes
TLIC is taxed as a life insurance company and includes its single premium variable life insurance operations in its tax return. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the accounts to the extent the earnings are credited under the contracts. Based on this, TLIC anticipates no tax liability resulting from operations of the Variable Account and no provision for income taxes has been charged against the Variable Account. TLIC will periodically review the status of this policy in the event of changes in the tax law and reserves the right to charge for taxes in the future.
Annuity Reserves
Annuity reserves represented as reserves for contracts in annuity payout period on the statement of assets and liabilities, are computed based on amounts currently payable according to the 1983 Table A mortality table, the 2000 IAM mortality table and the 2012 IAR mortality table. The reserve rate is the maximum Single Premium Immediate Annuity (SPIA) valuation interest rate. Changes to annuity reserves are based on actual mortality and risk experience. If the reserves required are less than the original estimated reserve amount held in the Variable Account, the excess is reflected as a payable to TLIC on the statement of assets and liabilities. If additional reserves are required, a receivable from TLIC is reflected on the statement of assets and liabilities.
Death Claims
Amounts payable under the contract for death benefits remain invested in the separate accounts until the beneficiaries provide instructions to disburse the benefits.
Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Fair Value of Financial Instruments
In estimating the fair values for financial instruments carried at fair value, the amount of observable and unobservable inputs used to determine fair value are taken into consideration. Each of the financial instruments must be classified into one of three categories based on that evaluation:
Level 1:	Fair value based on quoted prices for identical assets in active markets that are accessible.
Level 2:	Fair value based on quoted prices for similar instruments in active markets that are accessible; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations where the significant value driver inputs are observable.
Level 3:	Fair value based on significant value driver inputs that are not observable.
The fair values for the subaccount's investments are based on the quoted daily net asset values of the Funds in which the subaccounts are invested. These investments have been categorized as Level 2 assets.

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued
Subsequent Events
Management has evaluated Variable Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Variable Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Variable Account's financial statements.
(3) EXPENSE CHARGES
Proceeds received by the Variable Account from units issued represent gross contract premiums received by TLIC less any applicable premium taxes. No charge for sales distribution expense is deducted from premiums received.
A surrender charge is deducted from the accumulated value of the contract to compensate TLIC if a contract is surrendered in whole or in part during the first six years the contract is in force. The surrender charge is 6% during the first contract year, and decreases by 1% each subsequent contract year. For purposes of the surrender charge calculation, up to 10% of a contract's accumulated value may be excluded from the calculation each year. This charge is deducted by redeeming units of the subaccounts of the Variable Account.
An annual administrative charge of $30 is deducted on each contract anniversary from the accumulated value of the contract to compensate TLIC for administrative expenses relating to the contract and the Variable Account. This charge is deducted by redeeming units of the subaccounts of the Variable Account. No such charge is deducted from contracts which total premiums paid, less surrenders, equals or exceeds $5,000. No administrative charge is payable during the annuity payment period.
A daily charge is deducted from the value of the net assets of the Variable Account to compensate TLIC for mortality and expense risks assumed in connection with the contract. The charge is based on the average daily net assets of the Variable Account and is equal to annual rate of 1.10% during accumulation period of the contract and 0.95% while the contract is pending payout due to a death claim.
Additionally, during the year ended December 31, 2015, management fees were paid indirectly to Thrivent Financial in its capacity as advisor to the Fund. Additional details of these net asset based charges paid by the funds can be found in the Fund's annual report.
(4) UNIT ACTIVITY
Transactions (including transfers among subaccounts) for accumulation and death claim units were as follows:
	Units Outstanding at January 1, 2014	Units Issued	Units Redeemed	Units Outstanding at December 31, 2014	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2015
Aggressive Allocation	2,542,267	207,623	(335,944)	2,413,946	189,332		(329,937)	2,273,341
Moderately Aggressive Allocation	10,676,166	669,454	(1,142,669)	10,202,951	544,527		(1,066,371)	9,681,107
Moderate Allocation	16,871,682	1,144,354	(1,694,269)	16,321,767	877,985		(1,908,133)	15,291,619
Moderately Conservative Allocation	7,073,555	442,379	(1,141,669)	6,374,265	439,984		(996,728)	5,817,521
Growth and Income Plus	331,418	77,143	(74,798)	333,763	55,061		(102,050)	286,774

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(4) UNIT ACTIVITY - continued
	Units Outstanding at January 1, 2014	Units Issued	Units Redeemed	Units Outstanding at December 31, 2014	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2015
Balanced Income Plus	399,260	79,326	(49,431)	429,155	71,953		(118,183)	382,925
Diversified Income Plus	790,524	106,087	(112,612)	783,999	49,760		(144,204)	689,555
Opportunity Income Plus	119,925	25,827	(23,944)	121,808	27,954		(28,103)	121,659
Partner Healthcare	195,880	88,251	(23,485)	260,646	155,407		(48,870)	367,183
Partner Emerging Markets Equity	221,036	22,162	(37,612)	205,586	23,625		(64,683)	164,528
Real Estate Securities	328,184	47,097	(60,620)	314,661	43,971		(66,676)	291,956
Small Cap Stock	318,261	12,886	(39,706)	291,441	17,249	448,429	(73,762)	683,357
Small Cap Index	308,468	31,351	(57,937)	281,882	37,095		(38,128)	280,849
Mid Cap Stock	386,350	41,225	(76,375)	351,200	26,126	2,959,482	(282,227)	3,054,581
Mid Cap Index	316,792	33,299	(46,230)	303,861	56,607		(51,226)	309,242
Partner Worldwide Allocation	4,022,721	183,538	(551,596)	3,654,663	230,299		(539,190)	3,345,772
Partner All Cap	457,579	33,291	(83,374)	407,496	75,613		(64,365)	418,744
Large Cap Growth	3,593,667	291,234	(640,837)	3,244,064	320,544	29,160	(611,756)	2,982,012
Partner Growth Stock	380,704	49,347	(66,097)	363,954	87,394		(76,879)	374,469
Large Cap Value	1,648,491	81,168	(251,555)	1,478,104	69,536		(238,452)	1,309,188
Large Cap Stock	870,285	68,860	(142,584)	796,561	81,215	91,236	(181,866)	787,146
Large Cap Index	676,627	101,018	(104,899)	672,746	136,329		(97,309)	711,766
High Yield	2,306,670	139,291	(393,534)	2,052,427	154,489		(372,087)	1,834,829
Income	2,322,093	196,040	(487,277)	2,030,856	235,030		(473,695)	1,792,191
Bond Index	421,867	26,302	(96,374)	351,795	21,587		(110,781)	262,601
Limited Maturity Bond	1,011,714	77,812	(228,797)	860,729	89,397		(206,126)	744,000
Money Market	5,434,782	4,653,067	(5,720,215)	4,367,634	5,038,279		(5,699,612)	3,706,301
(5) PURCHASES AND SALES OF INVESTMENTS
The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2015 were as follows:
Subaccount	Purchases	Sales
Aggressive Allocation	$ 6,177,813	$ 5,820,039
Moderately Aggressive Allocation	15,411,131	16,241,637
Moderate Allocation	20,413,992	26,184,150
Moderately Conservative Allocation	8,275,167	13,685,679
Growth and Income Plus	862,703	1,247,657
Balanced Income Plus	1,558,265	2,121,169
Diversified Income Plus	1,644,267	3,082,871
Opportunity Income Plus	427,929	356,423
Partner Healthcare	3,671,410	800,991
Partner Emerging Markets Equity	271,807	731,848
Real Estate Securities	1,683,338	1,984,921
Small Cap Stock	10,604,967	1,496,944
Small Cap Index	1,368,898	905,096
Mid Cap Stock	75,384,154	6,544,042
Mid Cap Index	1,685,665	1,215,327
Partner Worldwide Allocation	1,986,968	4,659,361
Partner All Cap	2,049,935	1,095,015

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(5) PURCHASES AND SALES OF INVESTMENTS - continued
Subaccount	Purchases	Sales
Large Cap Growth	8,926,304	38,247,487
Partner Growth Stock	2,543,452	1,578,367
Large Cap Value	1,855,672	4,278,408
Large Cap Stock	3,513,049	2,844,802
Large Cap Index	2,612,001	1,727,842
High Yield	7,195,254	14,182,540
Income	9,151,719	16,187,776
Bond Index	309,848	1,699,033
Limited Maturity Bond	1,039,154	2,607,207
Money Market	8,960,293	10,358,022
(6) FINANCIAL HIGHLIGHTS
A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2015, except as indicated in Note 1, follows:
Subaccount	2015	2014	2013	2012	2011
Aggressive Allocation
Units (a)	2,270,888	2,411,864	2,542,267	2,636,633	3,007,513
Unit value	$ 17.64	$ 17.91	$ 17.08	$ 13.59	$ 12.24
Deathclaim units	2,627	2,082	—	—	—
Deathclaim unit value	$ 16.67	$ 16.91	$ 16.10	$ 12.79	$ 11.51
Net assets	$ 40,095,701	$ 43,237,608	$ 43,425,992	$ 35,840,096	$ 36,825,442
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	1.06%	0.44%	1.23%	0.62%	1.29%
Total return (d)	(1.54)-(1.39)%	4.86-5.02%	25.66-25.85%	11.01-11.18%	(4.98)-(4.83)%
Moderately Aggressive Allocation
Units (a)	9,685,169	10,196,741	10,676,008	11,205,855	12,079,481
Unit value	$ 16.97	$ 17.29	$ 16.49	$ 13.74	$ 12.31
Deathclaim units	1,663	6,210	158	—	6,425
Deathclaim unit value	$ 16.27	$ 16.55	$ 15.75	$ 13.11	$ 11.73
Net assets	$ 164,435,049	$176,425,111	$176,007,343	$153,982,226	$ 148,776,948
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	1.28%	0.85%	1.50%	1.18%	1.98%
Total return (d)	(1.83)-(1.69)%	4.89-5.05%	19.97-20.15%	11.62-11.79%	(3.92)-(3.78)%
Moderate Allocation
Units (a)	15,292,052	16,332,883	16,833,547	17,800,171	19,355,468
Unit value	$ 16.27	$ 16.54	$ 15.79	$ 13.87	$ 12.55
Deathclaim units	12,095	541	38,135	8,805	3,727
Deathclaim unit value	$ 15.79	$ 16.03	$ 15.29	$ 13.41	$ 12.12
Net assets	$ 248,931,634	$270,124,414	$266,568,108	$247,004,579	$ 243,004,790
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	1.50%	1.13%	1.52%	1.57%	2.23%
Total return (d)	(1.65)-(1.50)%	4.72-4.88%	13.86-14.03%	10.50-10.66%	(2.11)-(1.96)%

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2015	2014	2013	2012	2011
Moderately Conservative Allocation
Units (a)	5,814,316	6,365,648	7,053,190	7,690,503	8,206,362
Unit value	$ 15.02	$ 15.26	$ 14.65	$ 13.58	$ 12.53
Deathclaim units	3,231	8,645	20,365	3,788	1,759
Deathclaim unit value	$ 14.75	$ 14.96	$ 14.34	$ 13.28	$ 12.23
Net assets	$ 87,389,067	$97,254,810	$ 103,604,501	$104,521,673	$ 102,872,608
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	1.75%	1.55%	1.52%	1.60%	2.17%
Total return (d)	(1.55)-(1.40)%	4.17-4.32%	7.83-7.99%	8.39-8.55%	(0.90)-(0.75)%
Growth and Income Plus
Units (a)	287,215	333,763	331,418	207,125	204,655
Unit value	$ 11.91	$ 12.14	$ 12.01	$ 10.01	$ 8.95
Deathclaim units	—	—	—	—	—
Deathclaim unit value	$ 12.05	$ 12.26	$ 12.11	$ 10.08	$ 9.00
Net assets	$ 3,419,914	$ 4,051,112	$ 3,979,266	$ 2,073,896	$ 1,830,924
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	2.07%	2.50%	1.93%	1.47%	0.27%
Total return (d)	(1.90)-(1.75)%	1.09-1.24%	19.91-20.09%	11.92-12.09%	(3.52)-(3.37)%
Balanced Income Plus
Units (a)	393,670	441,107	399,260	378,972	405,093
Unit value	$ 18.52	$ 18.75	$ 17.87	$ 15.32	$ 13.78
Deathclaim units	—	—	—	—	—
Deathclaim unit value	$ 16.42	$ 16.60	$ 15.80	$ 13.53	$ 12.15
Net assets	$ 7,300,154	$ 8,272,575	$ 7,382,939	$ 6,027,006	$ 5,805,990
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	2.09%	1.59%	1.78%	2.15%	2.20%
Total return (d)	(1.24)-(1.09)%	4.91-5.07%	16.66-16.83%	11.19-11.35%	3.04-3.20%
Diversified Income Plus
Units (a)	701,053	798,301	784,614	676,695	496,201
Unit value	$ 21.83	$ 22.06	$ 21.39	$ 19.45	$ 17.18
Deathclaim units	1,456	479	5,910	—	1,755
Deathclaim unit value	$ 16.77	$ 16.92	$ 16.38	$ 14.88	$ 13.12
Net assets	$ 15,349,133	$17,623,267	$ 17,233,735	$ 13,525,802	$ 8,877,110
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	3.32%	2.99%	2.48%	3.46%	4.93%
Total return (d)	(1.02)-(0.87)%	3.13-3.29%	9.96-10.12%	13.23-13.40%	1.20-1.35%
Opportunity Income Plus
Units (a)	124,984	122,929	119,925	147,170	146,138
Unit value	$ 14.08	$ 14.24	$ 13.91	$ 14.26	$ 13.60
Deathclaim units	—	—	—	—	—
Deathclaim unit value	$ 13.67	$ 13.81	$ 13.47	$ 13.79	$ 13.13
Net assets	$ 1,761,477	$ 1,751,369	$ 1,686,314	$ 2,120,165	$ 2,034,320
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	3.40%	3.43%	2.52%	1.56%	2.89%
Total return (d)	(1.13)-(0.98)%	2.35-2.51%	(2.47)-(2.32)%	4.83-4.99%	3.38-3.54%

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2015	2014	2013	2012	2011
Partner Healthcare
Units (a)	367,852	260,646	195,880	136,641	129,202
Unit value	$ 22.40	$ 21.65	$ 17.62	$ 13.59	$ 11.38
Deathclaim units	163	—	—	—	—
Deathclaim unit value	$ 22.65	$ 21.86	$ 17.77	$ 13.68	$ 11.45
Net assets	$ 8,241,696	$ 5,641,862	$ 3,450,735	$ 1,856,506	$ 1,470,801
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	0.01%	0.00%	0.34%	0.27%	0.00%
Total return (d)	3.46-3.62%	22.87-23.06%	29.66-29.85%	19.35-19.53%	(4.84)-(4.70)%
Partner Emerging Markets Equity
Units (a)	164,764	205,586	221,036	217,862	235,375
Unit value	$ 10.14	$ 11.86	$ 12.27	$ 13.39	$ 10.75
Deathclaim units	—	—	—	—	—
Deathclaim unit value	$ 10.25	$ 11.98	$ 12.38	$ 13.49	$ 10.81
Net assets	$ 1,670,069	$ 2,438,385	$ 2,712,671	$ 2,917,547	$ 2,529,952
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	1.21%	0.94%	1.04%	0.54%	1.06%
Total return (d)	(14.54)-(14.41)%	(3.36)-(3.21)%	(8.36)-(8.22)%	24.59-24.78%	(11.80)-(11.67)%
Real Estate Securities
Units (a)	294,852	318,979	326,760	362,765	416,137
Unit value	$ 35.10	$ 34.54	$ 26.69	$ 26.41	$ 22.72
Deathclaim units	783	—	1,424	1,498	1,193
Deathclaim unit value	$ 19.53	$ 19.19	$ 14.81	$ 14.63	$ 12.56
Net assets	$ 10,360,632	$ 11,016,682	$ 8,871,209	$ 9,718,723	$ 9,577,806
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	1.44%	1.43%	1.49%	3.60%	0.00%
Total return (d)	1.62-1.77%	29.39-29.59%	1.06-1.22%	16.25-16.42%	7.64-7.80%
Small Cap Stock
Units (a)	701,502	296,727	318,184	352,795	436,899
Unit value	$ 19.85	$ 20.71	$ 19.99	$ 14.87	$ 13.74
Deathclaim units	528	14	77	135	765
Deathclaim unit value	$ 15.40	$ 16.05	$ 15.47	$ 11.49	$ 10.60
Net assets	$ 13,931,949	$ 6,143,834	$ 6,483,210	$ 5,332,764	$ 6,100,897
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	0.29%	0.22%	0.36%	0.00%	0.00%
Total return (d)	(4.19)-(4.05)%	3.61-3.76%	34.41-34.62%	8.22-8.38%	(6.35)-(6.21)%
Small Cap Index
Units (a)	281,586	283,429	308,456	310,316	371,805
Unit value	$ 25.36	$ 26.21	$ 25.15	$ 18.06	$ 15.75
Deathclaim units	868	10	12	10	10
Deathclaim unit value	$ 19.75	$ 20.38	$ 19.52	$ 14.00	$ 12.19
Net assets	$ 7,159,089	$ 7,428,440	$ 7,802,135	$ 5,638,907	$ 5,898,270
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	0.78%	0.77%	1.21%	0.67%	0.86%
Total return (d)	(3.24)-(3.10)%	4.21-4.37%	39.29-39.50%	14.67-14.85%	(0.56)-(0.41)%

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2015	2014	2013	2012	2011
Mid Cap Stock
Units (a)	3,131,781	361,069	385,619	417,417	500,738
Unit value	$ 25.48	$ 25.75	$ 23.26	$ 17.35	$ 15.35
Deathclaim units	1,729	7	731	7	391
Deathclaim unit value	$ 19.45	$ 19.62	$ 17.70	$ 13.19	$ 11.65
Net assets	$ 79,897,105	$ 9,289,690	$ 9,244,853	$ 7,439,401	$ 7,891,444
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	0.15%	0.32%	0.37%	0.25%	0.05%
Total return (d)	(1.01)-(0.86)%	10.70-10.87%	34.02-34.22%	13.03-13.20%	(7.30)-(7.16)%
Mid Cap Index
Units (a)	311,205	306,352	316,782	329,675	355,549
Unit value	$ 25.60	$ 26.55	$ 24.57	$ 18.69	$ 16.10
Deathclaim units	343	7	10	7	7
Deathclaim unit value	$ 20.31	$ 21.04	$ 19.44	$ 14.76	$ 12.70
Net assets	$ 7,974,895	$ 8,134,099	$ 7,855,971	$ 6,227,332	$ 5,805,698
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	0.71%	0.77%	0.90%	0.77%	0.80%
Total return (d)	(3.59)-(3.44)%	8.08-8.24%	31.47-31.67%	16.08-16.26%	(3.30)-(3.16)%
Partner Worldwide Allocation
Units (a)	3,423,605	3,752,215	4,019,422	4,444,341	525,363
Unit value	$ 9.52	$ 9.70	$ 10.37	$ 9.01	$ 7.68
Deathclaim units	6,444	991	3,299	817	—
Deathclaim unit value	$ 9.63	$ 9.80	$ 10.45	$ 9.07	$ 7.72
Net assets	$ 32,680,633	$ 36,414,670	$ 42,870,560	$ 41,227,407	$ 4,033,652
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	2.50%	2.05%	0.03%	2.86%	1.83%
Total return (d)	(1.87)-(1.72)%	(6.39)-(6.25)%	15.04-15.21%	17.35-17.53%	(13.08)-(12.95)%
Partner All Cap
Units (a)	422,993	412,728	457,579	508,969	604,049
Unit value	$ 17.86	$ 17.66	$ 15.91	$ 12.11	$ 10.67
Deathclaim units	231	—	—	—	—
Deathclaim unit value	$ 19.24	$ 18.99	$ 17.08	$ 12.98	$ 11.42
Net assets	$ 7,564,442	$ 7,290,522	$ 7,393,781	$ 6,257,448	$ 6,536,601
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	0.34%	0.62%	0.76%	0.45%	0.63%
Total return (d)	1.14-1.29%	11.03-11.20%	31.40-31.60%	13.47-13.65%	(5.86)-(5.72)%
Large Cap Growth
Units (a)	3,043,396	3,324,663	3,558,618	3,967,595	4,546,901
Unit value	$ 99.21	$ 90.79	$ 82.71	$ 61.42	$ 52.11
Deathclaim units	26,712	23,559	35,049	18,838	29,971
Deathclaim unit value	$ 20.27	$ 18.52	$ 16.85	$ 12.49	$ 10.58
Net assets	$ 302,815,162	$ 302,333,721	$305,123,889	$252,837,814	$ 245,918,747
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	0.40%	0.61%	0.64%	1.11%	0.54%
Total return (d)	9.27-9.43%	9.78-9.94%	34.65-34.85%	17.86-18.04%	(6.31)-(6.17)%

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2015	2014	2013	2012	2011
Partner Growth Stock
Units (a)	375,898	368,389	380,704	421,140	466,057
Unit value	$ 23.85	$ 21.79	$ 20.30	$ 14.78	$ 12.60
Deathclaim units	2,365	—	—	7	705
Deathclaim unit value	$ 22.30	$ 20.35	$ 18.93	$ 13.76	$ 11.71
Net assets	$ 9,015,902	$ 8,022,768	$ 7,834,620	$ 6,311,724	$ 5,964,034
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	0.00%	0.00%	0.03%	0.00%	0.00%
Total return (d)	9.44-9.61%	7.33-7.49%	37.33-37.53%	17.35-17.53%	(2.56)-(2.41)%
Large Cap Value
Units (a)	1,331,552	1,508,483	1,644,843	1,772,633	2,178,275
Unit value	$ 18.30	$ 19.18	$ 17.78	$ 13.64	$ 11.73
Deathclaim units	3,462	83	3,648	584	1,165
Deathclaim unit value	$ 16.80	$ 17.58	$ 16.28	$ 12.47	$ 10.70
Net assets	$ 24,432,092	$ 28,929,108	$ 29,934,494	$ 24,758,366	$ 26,119,716
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	1.29%	1.24%	1.51%	1.72%	0.02%
Total return (d)	(4.59)-(4.44)%	7.84-8.00%	30.38-30.58%	16.28-16.45%	(4.14)-(4.00)%
Large Cap Stock
Units (a)	804,684	819,538	868,701	856,981	1,050,692
Unit value	$ 15.97	$ 15.66	$ 15.04	$ 11.73	$ 10.32
Deathclaim units	2,166	—	1,584	811	2,295
Deathclaim unit value	$ 15.47	$ 15.15	$ 14.53	$ 11.32	$ 9.94
Net assets	$ 12,882,658	$ 12,831,505	$ 13,475,626	$ 10,380,914	$ 11,181,855
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	1.12%	0.88%	1.12%	1.03%	0.01%
Total return (d)	1.99-2.14%	4.14-4.29%	28.18-28.38%	13.64-13.81%	(5.62)-(5.48)%
Large Cap Index
Units (a)	715,245	679,516	676,191	716,180	776,425
Unit value	$ 20.68	$ 20.67	$ 18.46	$ 14.16	$ 12.39
Deathclaim units	2,665	26	436	429	25
Deathclaim unit value	$ 18.56	$ 18.53	$ 16.51	$ 12.65	$ 11.05
Net assets	$ 14,845,126	$ 14,049,225	$ 12,634,434	$ 10,275,106	$ 9,780,132
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	1.37%	1.43%	1.65%	1.67%	1.66%
Total return (d)	0.01-0.16%	12.01-12.18%	30.36-30.56%	14.27-14.44%	0.60-0.75%
High Yield
Units (a)	1,887,953	2,123,902	2,296,461	2,597,127	2,923,653
Unit value	$ 47.83	$ 49.70	$ 49.28	$ 46.61	$ 40.52
Deathclaim units	10,701	4,872	10,209	7,763	7,001
Deathclaim unit value	$ 17.54	$ 18.20	$ 18.02	$ 17.01	$ 14.77
Net assets	$ 90,593,356	$105,632,101	$117,786,969	$126,018,439	$ 123,507,324
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	5.74%	5.89%	6.38%	7.11%	7.73%
Total return (d)	(3.76)-(3.61)%	0.85-1.00%	5.74-5.90%	15.03-15.20%	3.56-3.71%

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2015	2014	2013	2012	2011
Income
Units (a)	1,845,011	2,099,414	2,309,225	2,667,545	3,098,807
Unit value	$ 43.92	$ 44.71	$ 42.37	$ 42.87	$ 39.05
Deathclaim units	8,988	5,805	12,868	15,258	10,303
Deathclaim unit value	$ 15.05	$ 15.29	$ 14.47	$ 14.62	$ 13.30
Net assets	$ 81,286,495	$ 93,966,718	$ 101,874,184	$ 119,138,164	$ 125,906,732
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	3.67%	3.76%	3.82%	3.83%	4.48%
Total return (d)	(1.76)-(1.62)%	5.52-5.67%	(1.16)-(1.01)%	9.77-9.94%	4.79-4.95%
Bond Index
Units (a)	268,136	358,282	420,448	506,231	505,318
Unit value	$ 15.69	$ 15.74	$ 14.94	$ 15.49	$ 14.92
Deathclaim units	16	16	1,419	16	1,251
Deathclaim unit value	$ 14.06	$ 14.08	$ 13.34	$ 13.81	$ 13.29
Net assets	$ 4,208,974	$ 5,638,829	$ 6,425,872	$ 7,987,005	$ 7,718,947
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	1.78%	2.22%	1.96%	2.03%	2.83%
Total return (d)	(0.31)-(0.16)%	5.36-5.52%	(3.53)-(3.39)%	3.80-3.96%	7.03-7.19%
Limited Maturity Bond
Units (a)	767,942	898,737	1,010,561	1,187,538	1,355,138
Unit value	$ 12.92	$ 12.97	$ 12.90	$ 12.98	$ 12.58
Deathclaim units	6,006	32	1,153	275	1,177
Deathclaim unit value	$ 12.06	$ 12.09	$ 12.00	$ 12.06	$ 11.67
Net assets	$ 10,015,119	$ 11,663,891	$ 13,627,704	$ 16,066,558	$ 17,778,147
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	1.67%	1.71%	1.54%	1.66%	2.24%
Total return (d)	(0.37)-(0.22)%	0.57-0.72%	(0.64)-(0.50)%	3.17-3.33%	(0.20)-(0.05)%
Money Market
Units (a)	3,831,573	4,535,177	5,425,817	5,848,450	7,554,880
Unit value	$ 1.88	$ 1.90	$ 1.92	$ 1.94	$ 1.96
Deathclaim units	16,464	450	8,965	718	2,952
Deathclaim unit value	$ 1.04	$ 1.05	$ 1.06	$ 1.07	$ 1.08
Net assets	$ 7,218,280	$ 8,608,520	$ 10,796,735	$ 11,816,319	$ 15,365,514
Ratio of expenses to net assets (b)	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%	0.95-1.10%
Investment income ratio (c)	0.00%	0.00%	0.00%	0.00%	0.00%
Total return (d)	(1.10)-(0.94)%	(1.09)-(0.95)%	(1.09)-(0.95)%	(1.10)-(0.95)%	(1.09)-(0.94)%

(a)	For 2014 and 2015, these amounts represent the units for contracts in accumulation and contracts in payout. Units for contracts in accumulation are presented in 2011-2013.
(b)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(c)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(d)	These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation in Note 1 indicate the effective date of the investment option in the Variable Account. The total return is calculated using accumulation unit values.
(7) SUBACCOUNT MERGERS
A Special Meeting of shareholders of the Thrivent Partner Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Natural Resources Portfolio, and Thrivent Partner Technology (the “Target Portfolios”) each of which is a separate series of Thrivent Series Fund, Inc. (“the Fund”), was held on August 14, 2015. The Contractholders of each Subaccount voted in favor of merging the Target Portfolios into the Portfolios shown below (“the Acquiring Portfolios”) effective August 21, 2015.
	The Target Portfolio		The Acquiring Portfolio
Merger 1	Thrivent Partner Small Cap Growth	→	Thrivent Small Cap Stock
Merger 2	Thrivent Partner Small Cap Value	→	Thrivent Small Cap Stock
Merger 3	Thrivent Mid Cap Growth	→	Thrivent Mid Cap Stock
Merger 4	Thrivent Partner Mid Cap Value	→	Thrivent Mid Cap Stock
Merger 5	Thrivent Natural Resources	→	Thrivent Large Cap Stock
Merger 6	Thrivent Partner Technology	→	Thrivent Large Cap Growth
The mergers were accomplished by tax free exchanges as detailed below:
Merger 1 and 2	Net Assets as of August 21, 2015	Shares as of August 21, 2015
Acquiring Portfolio	$ 6,024,528	365,582
Target Portfolio (Merger 1)	$ 3,448,564	219,140
Target Portfolio (Merger 2)	$ 6,037,537	272,386
After Acquisition	$15,510,629	857,108

Merger 3 and 4	Net Assets as of August 21, 2015	Shares as of August 21, 2015
Acquiring Portfolio	$ 9,200,172	557,306
Target Portfolio (Merger 3)	$72,338,120	3,225,881
Target Portfolio (Merger 4)	$ 2,366,935	172,730
After Acquisition	$83,905,227	3,955,917

Merger 5	Net Assets as of August 21, 2015	Shares as of August 21, 2015
Acquiring Portfolio	$12,306,284	1,066,504
Target Portfolio	$ 1,451,705	283,752
After Acquisition	$13,757,989	1,350,256

TLIC VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(7) SUBACCOUNT MERGERS - continued
Merger 6	Net Assets as of August 21, 2015	Shares as of August 21, 2015
Acquiring Portfolio	$300,443,329	10,115,324
Target Portfolio	$ 2,781,626	269,097
After Acquisition	$303,224,955	10,384,421
The target portfolios had the following unrealized appreciation/depreciation, accumulated net realized gains/losses and net investment income as of August 20, 2015.
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Partner Small Cap Growth	$ (743,423)	$ (25,407)	$ 957,882
Thrivent Partner Small Cap Value	$ (2,488,121)	$ 202,804	$ 2,019,964
Thrivent Mid Cap Growth	$(27,243,588)	$(302,658)	$27,755,560
Thrivent Partner Mid Cap Value	$ (597,764)	$ 4,671	$ 429,787
Thrivent Natural Resources	$ 517,245	$ 1,572	$ (852,314)
Thrivent Partner Technology	$ (799,055)	$ (19,481)	$ 800,012
Assuming the acquisition had been completed on January 1, 2015 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio's unaudited pro forma results of operations for the year ended December 31, 2015, would have been as follows:
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Small Cap Stock	$ (4,727,914)	$ 102,261	$ 3,928,258
Thrivent Mid Cap Stock	$(26,633,733)	$ (631,787)	$29,666,752
Thrivent Large Cap Stock	$ (715,024)	$ 4,537	$ 696,829
Thrivent Large Cap Growth	$ 14,653,879	$(2,159,978)	$14,852,601
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Target Portfolio that have been included in the Acquiring Portfolio's statement of operations since August 21, 2015.
Assuming the acquisition had been completed on January 1, 2014 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio's unaudited pro forma results of operations for the year ended December 31, 2014, would have been as follows:
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Small Cap Stock	$ (1,314,739)	$ (158,580)	$ 1,772,583
Thrivent Mid Cap Stock	$ (4,173,826)	$ (725,054)	$12,096,333
Thrivent Large Cap Stock	$ (329,581)	$ (42,007)	$ 512,529
Thrivent Large Cap Growth	$18,609,770	$(1,513,231)	$11,472,112

PART C.    OTHER INFORMATION
Item 24.     Financial Statements and Exhibits
(a)	Financial Statements
	PART A:	None
(b)	PART B:	Financial Statements of Depositor. (*) Financial Statements of TLIC Variable Annuity Account A (*)

Exhibit (b)	Description	Filed Herewith / Incorporated by reference from
1	Resolution of the Board of Directors of Thrivent Life Insurance Company (“Depositor”) authorizing the establishment of TLIC Variable Annuity Account A (“Registrant”)	Post-Effective Amendment No. 20 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 30, 1998
2	Not Applicable
3(a)	Form of Distribution Agreement between Depositor and Thrivent Investment Management Inc. (“Thrivent Investment Mgt.”)	Post-Effective Amendment No. 28 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 30, 2003
(b)	Form of Agreement between Thrivent Investment Management Inc. and Registered Representatives	Post-Effective Amendment No. 36 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 18, 2011
4(a)	Form of Contract	Post-Effective Amendment No. 20 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 30, 1998
(b)	403(b) Tax Sheltered Annuity Endorsement	Post-Effective Amendment No. 35 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 19, 2010
(c)	Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 35 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 19, 2010
(d)	Roth Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 35 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 19, 2010
5	Contract Application Form	Post-Effective Amendment No. 20 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 30, 1998
6(a)	Articles of Incorporation of Depositor	Post-Effective Amendment No. 20 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 30, 1998
(b)	Bylaws of Depositor	Post-Effective Amendment No. 20 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 30, 1998.
7	Not Applicable
8(a)(i)	Master Services Agreement among Thrivent Life, and Thrivent Financial for Lutherans	Post-Effective Amendment No. 35 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 19, 2010
(a)(ii)	First Amendment to Master Services Agreement of January 1, 2006	Post-Effective Amendment No. 36 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 18, 2011

Exhibit (b)	Description	Filed Herewith / Incorporated by reference from
(a)(iii)	Second Amendment to Master Services Agreement of January 1, 2006	Post-Effective Amendment No. 36 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 18, 2011
(b)	Participation Agreement of Thrivent Life Insurance Company and the Fund	Post-Effective Amendment No. 31 to the registration statement of TLIC Variable Insurance Account A, Registration Statement No. 33-3243, filed on April 19, 2004
9	Opinion of Counsel as to the legality of the securities being registered (including written consent)	Filed herewith
10	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP	Filed herewith
(a)	Consent of Independent Registered Public Accounting Firm, Ernst & Young LLP	Filed herewith
11	Not Applicable
12	Not Applicable
13	Directors’ Powers of Attorney	Filed herewith
14	Description of Offers to Exchange Variable Annuity Contracts	Post-Effective Amendment No. 35 to the registration statement of TLIC Variable Annuity Account A, Registration Statement No. 33-15974, filed on April 19, 2010
(*)	Filed Herewith
Item 25.    Directors and Officers of the Depositor
The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below, unless otherwise indicated, their principal address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.
Name and Principal Business Address	Positions and Offices with Depositor
Teresa J. Rasmussen	Director and President
Karen L. Larson	Director and Vice President
Susan Oberman Smith	Director and Vice President
Michael Haglin	Director and Vice President
Paul B. Zastrow	Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer)
Russell W. Swansen	Senior Vice President and Chief Investment Officer
James A. Thomsen	Senior Vice President
James M. Odland	Vice President, Chief Legal Officer, Chief Compliance Officer and Secretary
Susan C. Plamann 4321 North Ballard Road Appleton, WI 54919	Vice President, Corporate Administration
Mark L. Simenstad	Vice President
Mark O. Swenson	Vice President
Doug Bearrood	Vice President & Appointed Actuary
Daniel L. Theobald	Director, Protection Product Management
Rodney D. Bacon	Assistant Treasurer
Joseph E. Barnes	Assistant Treasurer
Cynthia J. Nigbur	Assistant Secretary

Name and Principal Business Address	Positions and Offices with Depositor
Kathleen M. Koelling 4321 North Ballard Road Appleton, WI 54919	Privacy Officer and Anti-Money Laundering Officer
Steven H. C. Lee	Senior Portfolio Manager
Item 26.    Persons Controlled by or Under Common Control with Depositor or Registrant
Registrant is a separate account of Depositor, established by the Board of Directors of the Depositor in 1984 pursuant to the laws of the State of Minnesota. The Depositor is a stock life insurance company organized under the laws of the State of Minnesota. The Depositor is an indirect subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”), which is a fraternal benefit society organized under the laws of the State of Wisconsin. Thrivent Financial has no stockholders and is not subject to the control of any affiliated persons.
The following list shows the relationship of each wholly owned direct and indirect subsidiary to Thrivent Financial, except as indicated below. Financial statements of Thrivent Financial will be presented on a consolidated basis.
Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent Financial	Fraternal benefit society offering financial services and products	Wisconsin
Thrivent Financial Holdings, Inc.	Holding company with no independent operations	Delaware
Thrivent Trust Company	Federally chartered limited purpose trust bank	Federal Charter
Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware
North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin
Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania
Thrivent Insurance Agency Inc.	Licensed life and health agency	Minnesota
Newman Financial Services, LLC	Limited Liability Company	Minnesota
NewLife Insurance Agency, LLC[5]	Limited Liability Company	Minnesota
Thrivent Life Insurance Company	Life insurance company	Minnesota
cuLearn, LLC[6]	Limited Liability Company	Delaware
PREPARE/ENRICH, LLC	Limited Liability Company	Delware
Thrivent Asset Management, LLC[1]	Investment adviser	Delaware
Thrivent Distributors, LLC	Limited Liability Company	Delaware
White Rose GP I, LLC[2]	General partner	Delaware
White Rose Fund I Mezzanine Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund I Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP II, LLC[2]	General partner	Delaware
Thrivent White Rose Fund II Mezzanine Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund II Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund II Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP III, LLC[2]	General partner	Delaware
Thrivent White Rose Fund III Mezzanine Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP IV, LLC[2]	General partner	Delaware
Thrivent White Rose Fund IV Mezzanine Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund IV Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund IV Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP V, LLC[2]	General partner	Delaware
Thrivent White Rose Fund V Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent White Rose Fund V Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VI, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VI Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VI Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VII Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund VII Equity Direct Corporation[3]	Private equity fund	Deleware
Thrivent White Rose Fund VII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VIII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VIII Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VIII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP IX, LLC[2]	General partner	Delaware
Thrivent White Rose Fund IX Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund IX Equity Direct Corporation[3]	Private equity fund	Delaware
Thrivent White Rose Fund IX Fund of Funds, L.P.[3]	Private equity fund	Delaware
Gold Ring Holdings, LLC	Investment subsidiary	Delaware
Twin Bridge Capital Partner, LLC[4]	Managing Member	Delaware
Red Heart Funding, LLC	Limited Liability Company	Delaware

[1]	Thrivent Asset Management, LLC (“TAM”) is a subsidiary of both Thrivent Financial Holdings, Inc., (“TFH”) and Thrivent Life Insurance Company (“TLIC”), both of which are wholly owned subsidiaries of Thrivent Financial. TFH and TLIC own respectively 80% and 20% of TAM’s membership interests.
[2]	Thrivent Financial owns a majority interest in the limited liability company and is also its managing member.
[3]	The Fund is organized for the purpose of holding investments in Thrivent Financial’s general account.
[4]	Thrivent Financial owns 49% of the managing member’s membership interests. Twin Bridge Capital Partners, LLC is the managing member of a general partner of limited partnerships.
[5]	Newman Financial Services, LLC owns a 50% membership interest in NewLife Insurance Agency, LLC.
6
Thrivent Financial Holdings Inc. owns 90% membership interest in cuLearn, LLC.
The subsidiaries of Thrivent Financial are shown above. In addition, Thrivent Series Fund, Inc. is an investment company registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified below; and the shares of the Fund held in connection with certain of the accounts are voted by Thrivent Financial and Thrivent Life Insurance Company in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity or variable life insurance contracts issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.
1.	Thrivent Variable Life Account I
2.	Thrivent Variable Insurance Account A
3.	Thrivent Variable Annuity Account I
4.	Thrivent Variable Annuity Account II
5.	Thrivent Variable Annuity Account A
6.	Thrivent Variable Annuity Account B
7.	TLIC Variable Insurance Account A
8.	TLIC Variable Insurance Account B
9.	TLIC Variable Annuity Account A
Item 27.    Number of Contract Owners
There were 22,157 qualified contracts and 10,140 non-qualified contracts as of March 31, 2016.
Item 28.    Indemnification
Section X of Depositor’s Bylaws; Article VIII the Fund’s Articles of Incorporation; Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Management Inc.’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment

Management Inc. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Management Inc., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.
Section 8 of the Participation Agreement between Depositor, the Accounts and the Fund contains a provision in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its Officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Fund, or Thrivent Investment Management Inc. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Fund, or Thrivent Investment Management Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.    Principal Underwriter
(a) Other activity.    Thrivent Investment Management Inc. is the principal underwriter of the Contracts.
(b) Management.    The directors and principal officers of Thrivent Investment Management Inc. are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, MN 55415.
Name and Principal Business Address	Position and Offices with Underwriter
Karen L. Larson	Director and President
Randall L. Boushek	Director
Michael J. Fuehrmeyer 4321 North Ballard Road Appleton, WI 54919	Director and Vice President
Tom Young	Vice President
Michael J. Haglin	Vice President
Nikki L. Sorum	Vice President
Christopher J. Osborne	Vice President, Supervision
David J. Kloster	Vice President
Jennifer J. Glovacki 4321 North Ballard Road Appleton, WI 54919	Vice President
Peter Bado	Secretary and Chief Legal Officer
Andrea C. Golis	Chief Compliance Officer
Kurt S. Tureson	Director Affiliate Finance, CFO and Treasurer
Tracy A. Salwei	Assistant Secretary

Name and Principal Business Address	Position and Offices with Underwriter
Bruce Kornaus 4321 North Ballard Road Appleton, WI 54919	Vice President, Service Operations
Susan Plamann 4321 North Ballard Road Appleton, WI 54919	Vice President, Corporate Administration
(c) Compensation from Registrant.    Not Applicable.
Item 30.    Location of Accounts and Records
The accounts and records of Registrant are located at the offices of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 and 4321 North Ballard Road, Appleton, Wisconsin 54919.
Item 31.    Management Services
Not Applicable.
Item 32.    Undertakings
Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.
Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.
Depositor hereby represents that, as to the individual flexible premium variable annuity contracts that are the subject of this registration statement, File Number 33-15974, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Thrivent Life.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the State of Minnesota on this 29th day of April, 2016.
TLIC Variable Annuity Account A (Registrant)
By	THRIVENT LIFE INSURANCE COMPANY (Depositor)
By	/s/ Teresa J. Rasmussen
Teresa J. Rasmussen, President and Director (Principal Executive Officer)
Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below.
/s/ Teresa J. Rasmussen	President and Director (Principal Executive Officer)	April 29, 2016
Teresa J. Rasmussen		Date

/s/ Paul B. Zastrow	Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer)	April 29, 2016
Paul B. Zastrow		Date
A Majority of the Board of Directors:*
Teresa J. Rasmussen	Susan Oberman Smith	Michael Haglin
Karen L. Larson	Paul B. Zastrow
*	James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Thrivent Life Insurance Company pursuant to a power of attorney duly executed by such persons.

/s/ James M. Odland	April 29, 2016
James M. Odland Attorney-in-Fact

INDEX TO EXHIBITS
TLIC VARIABLE ANNUITY ACCOUNT A
The exhibits below represent only those exhibits which are newly filed with this Registration Statement. See Item 24 of Part C for exhibits not listed below.
EXHIBIT NO.
EX 99.24(b)9	Opinion and Consent of Counsel
EX 99.24(b)10	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP
EX 99.24(b)10(a)	Consent of Independent Registered Public Accounting Firm, Ernst & Young LLP
EX 99.24(b)16	Directors’ Powers of Attorney